File No. 333-_______

                     As filed with the SEC on July 21, 2004
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. __
                        (Check appropriate box or boxes)

                   FEDERATED MUNICIPAL SECURITIES INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

                                 1-800-341-7400
                        (Area Code and Telephone Number)
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

                                   Copies to:

                           Matthew G. Maloney, Esquire
                     Dickstein Shapiro Morin & Oshinsky LLP
                                2101 L Street, NW
                            Washington, DC 20037-1526
                                 (202) 828-2218

            Approximate Date of Proposed Public Offering: As soon as
         practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.


No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

                          GOLDEN OAK(R) FAMILY OF FUNDS

                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7010

Dear Shareholder,

     The Board of Trustees of the Golden Oak(R) Family of Funds is pleased to submit to you a proposed reorganization of Golden Oak(R) Michigan Tax Free Bond Portfolio (the "Golden Oak(R) Fund") into Federated Michigan Intermediate Municipal Trust (the "Federated Fund"). If approved by shareholders of the Golden Oak(R) Fund, the shareholders of the Golden Oak(R) Fund will receive shares of the Federated Fund. CB Capital Management, Inc. is the investment adviser for the Golden Oak(R) Fund, and Federated Investment Management Company is the investment adviser for the Federated Fund.

     We are recommending the reorganization of the Golden Oak(R) Fund and the Federated Fund because the long-term viability of the Golden Oak(R) Fund is questionable, particularly in light of the relatively low level of assets in the Golden Oak(R) Fund and the decline in such assets in the recent past, as well as the increased costs associated with the need to comply with certain regulations recently promulgated by the Securities and Exchange Commission. Both the Golden Oak(R) Fund and the Federated Fund have similar investment objectives, and the combination of the two funds would provide the Golden Oak(R) Fund's shareholders with the benefit of higher Fund asset levels and potentially lower fund expenses.

     Your vote on this proposal is very important. Whether or not you plan to attend the meeting, please vote your shares by mail. Remember, your vote is important. PLEASE TAKE A MOMENT TO SIGN, DATE AND RETURN YOUR PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. Information and direction for voting the proxy is included on the next page. IT IS VERY IMPORTANT THAT YOUR VOTING INSTRUCTIONS BE RECEIVED PROMPTLY.

     If you have any questions regarding the shareholder meeting, please feel free to call a Golden Oak(R) Client Service Representative at 1-800-545-6331.

                                          Sincerely,

                                          /s/ Charles L. Davis Jr.
                                          Charles L. Davis Jr.
                                          President


August __, 2004


GOLDEN OAK(R)FAMILY OF FUNDS

                 Golden Oak(R) Michigan Tax Free Bond Portfolio

Prospectus/Proxy Statement - Please Vote!

TIME IS OF THE ESSENCE . . .VOTING ONLY TAKES A FEW MINUTES AND YOUR PARTICIPATION IS IMPORTANT! ACT NOW TO HELP THE FUND AVOID ADDITIONAL EXPENSE.

Golden Oak(R) Family of Funds (the "Golden(R) Oak Trust") will hold a special meeting of shareholders of Golden Oak(R) Michigan Tax Free Bond Portfolio (the "Portfolio") on September __, 2004. It is important for you to vote on the issue described in this Prospectus/Proxy Statement. We recommend that you read the Prospectus/Proxy Statement in its entirety; the explanations will help you to decide on the issue.

The following is an introduction to the process and the proposal.

Why am I being asked to vote?

Mutual funds are required to obtain shareholders' votes for certain types of changes like the one included in this Prospectus/Proxy Statement. You have a right to vote on such changes.

How do I vote my shares?

You may vote by telephone at the toll-free number shown on your ballot or through the Internet at the website shown on your ballot. [NEED TO DISCUSS WHETHER PHONE AND INTERNET VOTING IS DESIRED] You may also vote in person at the meeting or complete and return the enclosed proxy card.

If you:

1. choose to help save the Portfolio time and postage costs by voting through the Internet or by telephone, please do not return your proxy card.

2. do not respond at all, we may contact you by telephone to request that you cast your vote.

3. sign and return the proxy card without indicating a preference, your vote will be cast "for" the proposal.

What is the issue?

The proposed reorganization (the "Reorganization") of the Portfolio into Federated Michigan Intermediate Municipal Trust (the "Fund"), a portfolio of Federated Municipal Securities Income Trust.

Why is the Reorganization being proposed?

The Board of Trustees and the investment adviser of the Golden Oak(R) Trust believe that the Reorganization is in the best interest of the Portfolio and its respective shareholders.

In the opinion of the Portfolio's adviser, the long-term viability of the Portfolio is questionable, particularly in light of the relatively low level of assets in the Portfolio and the decline in such assets in the recent past, as well as the increased costs associated with the need to comply with certain regulations recently promulgated by the Securities and Exchange Commission. After considering available alternatives, the adviser has recommended, and the Board of Trustees has approved, the Reorganization of the Portfolio into the acquiring Fund.

As compared to the Portfolio, the Fund is a larger fund with lower expenses and a better long-term performance history. Although worded slightly differently, the investment objectives of the Portfolio and the Fund are substantially similar - to provide current income exempt from federal and Michigan state income tax. Each fund employs a similar investment strategy in pursuit of its investment objective.

For the reasons mentioned above and more fully described in the Prospectus/Proxy Statement, the Board of Trustees believes that, if approved, the Reorganization will provide the Portfolio's shareholders with a substantially similar, income-oriented investment strategy with the added benefit of lower overall expenses.

How will the Reorganization affect my investment?

o    The investment objective will remain substantially the same.

o The cash value of your investment will not change. You will receive shares of the Fund with a total dollar value equal to the total dollar value of Portfolio shares that you own at the time of the Reorganization. Holders of the Portfolio's Class A Shares and Institutional Shares will receive Shares of the Fund.

o    The Reorganization will be a tax-free transaction.

Who do I call with questions about the Prospectus/Proxy Statement?

Call your Investment Professional or a Federated Client Service Representative. Federated's toll-free number is 1-800-341-7400.

  After careful consideration, the Board of Trustees has unanimously approved this proposal. The Board recommends that you read the enclosed materials carefully and vote for the proposal.

                          GOLDEN OAK(R) FAMILY OF FUNDS

                 Golden Oak(R) Michigan Tax Free Bond Portfolio


                                    NOTICE OF

                         SPECIAL MEETING OF SHAREHOLDERS

                          TO BE HELD SEPTEMBER __, 2004

     TO SHAREHOLDERS OF GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO, A PORTFOLIO OF GOLDEN OAK(R) FAMILY OF FUNDS: A special meeting of the shareholders of Golden Oak(R) Michigan Tax Free Bond Portfolio, will be held at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7001, at 2:00 p.m. (Eastern time), on September __, 2004, for the following purposes:

1. To approve or disapprove a proposed Agreement and Plan of Reorganization pursuant to which Federated Michigan Intermediate Municipal Trust (the "Fund"), would acquire all of the assets of Golden Oak(R)Michigan Tax Free Bond Portfolio (the "Portfolio") in exchange for Shares of the Fund to be distributed pro rata by the Portfolio to its Class A and Institutional shareholders, in complete liquidation and termination of the Portfolio; and

2. To transact such other business as may properly come before the special meeting or any adjournment thereof.



The Board of Trustees has fixed August __, 2004 as the record date for determination of shareholders entitled to vote at the special meeting.

                                                By Order of the Board of
                                                Trustees,




                                                John W. McGonigle

                                                Secretary


August __, 2004


---------------------------------------------------------------------------
YOU CAN HELP THE TRUST AVOID THE NECESSITY AND EXPENSE OF SENDING FOLLOW-UP LETTERS TO ENSURE A QUORUM BY PROMPTLY SIGNING AND RETURNING THE ENCLOSED PROXY CARD. IF YOU ARE UNABLE TO ATTEND THE MEETING, PLEASE MARK, SIGN, DATE AND RETURN THE ENCLOSED PROXY CARD SO THAT THE NECESSARY QUORUM MAY BE REPRESENTED AT THE SPECIAL MEETING. THE ENCLOSED ENVELOPE REQUIRES NO POSTAGE IF MAILED IN THE UNITED STATES.
---------------------------------------------------------------------------


                        PROSPECTUS/PROXY STATEMENT


                              August __, 2004



                       Acquisition of the assets of



               GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO,

              a portfolio of the Golden Oak(R) Family of Funds



                           5800 Corporate Drive

                    Pittsburgh, Pennsylvania 15237-7001

                       Telephone No: 1-800-545-6331



                     By and in exchange for Shares of



             FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST,

        a portfolio of Federated Municipal Securities Income Trust



                         Federated Investors Funds

                           5800 Corporate Drive

                    Pittsburgh, Pennsylvania 15237-7000

                       Telephone No: 1-800-245-5000



     This Prospectus/Proxy Statement describes the proposal for Golden Oak(R) Michigan Tax Free Bond Portfolio (the "Portfolio") to transfer all of its assets to Federated Michigan Intermediate Municipal Trust (the "Fund"), in exchange for Shares of the Fund (the "Reorganization"). The Fund's Shares will be distributed pro rata by the Portfolio to its shareholders in complete liquidation and dissolution of the Portfolio. As a result of the Reorganization, each owner of Class A Shares and Institutional Shares of the Portfolio will become the owner of Shares of the Fund having a total net asset value equal to the total net asset value of his or her holdings in the Portfolio on the date of the Reorganization (the "Closing Date"). The Agreement and Plan of Reorganization (the "Plan") is attached as Exhibit A.


     Each of the Fund and the Portfolio is a non-diversified portfolio of securities of an open-end management investment company. The stated investment objectives of the Portfolio and the Fund are substantially identical in that they both seek to provide current income exempt from the federal regular income tax and the personal income tax imposed by the state of Michigan and Michigan municipalities (consistent, in the case of the Portfolio, with preservation of capital). Each fund will pursue its investment objective by investing at least 80% of its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax (in the case of the Fund) or federal taxes including the alternative minimum tax (AMT) (in the case of the Portfolio), and (in both cases) the personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest from each fund's investments may be subject to AMT. Each fund's portfolio securities will be investment grade (or, in the case of the Fund, of comparable quality). The dollar-weighted average portfolio maturity of each fund is between three and ten years.

     For a comparison of the investment policies of the Fund and the Portfolio, see "Summary -- Comparison of Investment Objectives and Policies." Information concerning the Shares of the Fund, as compared to Shares of the Portfolio, is included in this Prospectus/Proxy Statement in the sections entitled "Summary -- Comparative Fee Tables" and "Information About the Reorganization -- Description of the Fund's Shares and Capitalization."

     This Prospectus/Proxy Statement should be retained for future reference. It sets forth concisely the information about the Fund that a prospective investor should know before voting on the Reorganization. This Prospectus/Proxy Statement is accompanied by the Prospectus of the Fund dated October 31, 2003, which is incorporated herein by reference. A Statement of Additional Information for the Fund dated October 31, 2003 (related to the Fund's Prospectus of the same date) as well as a Statement of Additional Information dated August __, 2004 (relating to this Prospectus/Proxy Statement), all containing additional information, have been filed with the Securities and Exchange Commission and are incorporated herein by reference. Copies of the Statements of Additional Information and other information may be obtained without charge by writing or by calling the Fund at the address and telephone number shown on the previous page.

     For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Portfolio, see the Portfolio's Prospectus and Statement of Additional Information each dated January 31, 2004, which have been filed with the Securities and Exchange Commission and are incorporated by reference into this Prospectus/Proxy Statement. Copies of the Prospectuses and Statements of Additional Information for the Portfolio are available upon request and without charge by writing or by calling the Portfolio at the address and telephone number shown on the previous page.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     NO  PERSON  HAS  BEEN  AUTHORIZED  TO GIVE ANY  INFORMATION  OR TO MAKE ANY
REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

     SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. SHARES OF THE FUND ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OR OF OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY. AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS

                                                                      Page

 SUMMARY                                                                 2
   Reasons for the Proposed Reorganization                               2
   Tax Consequences                                                      2
   Comparison of Investment Objectives and Policies                      3
   Comparison of Risks                                                   3
   Comparative Fee Tables                                                4
   Comparison of Potential Risks and Rewards: Performance Information    5
   Investment Advisers                                                   9
   Portfolio Managers                                                   10
   Advisory Fees and Other Expenses                                     10
   Purchase, Exchange and Redemption Procedures                         11

INFORMATION ABOUT THE REORGANIZATION                                    12
   Description of the Plan of Reorganization                            12
   Description of Fund Shares and Capitalization                        13
   Federal Income Tax Consequences                                      13
   Agreement Among CBCM, Citizens Bank and Federated Investors Inc.     15
   Reasons for the Reorganization                                       15
   Comparative Information on Shareholder Rights and Obligations        16

INFORMATION ABOUT THE FUND AND THE PORTFOLIO                            18

ABOUT THE PROXY SOLICITATION AND THE SPECIAL MEETING                    18
   Proxies, Quorum and Voting at the Special Meeting                    19
   Share Ownership of the Fund and the Portfolio                        20
   Interests of Certain Persons                                         20

OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY            21

SUMMARY OF INVESTMENT LIMITATIONS (Annex A)                             22

AGREEMENT AND PLAN OF REORGANIZATION (Exhibit A)                        24

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE (Exhibit B)                 37
   Federated Michigan Intermediate Municipal Trust                      37
   Golden Oak(R)Michigan Tax Free Bond Portfolio                        40

FINANCIAL HIGHLIGHTS (Exhibit C)                                        43

                                     SUMMARY

     This summary is qualified in its entirety by reference to the additional information contained elsewhere in this Prospectus/Proxy Statement, or incorporated by reference into this Prospectus/Proxy Statement. A copy of the Plan is attached to this Prospectus/Proxy Statement as Exhibit A. The Prospectus of the Fund accompanies this Prospectus/Proxy Statement.

Reasons for the Proposed Reorganization

     The Board of Trustees ("Board" or "Trustees") of the Golden Oak(R) Family of Funds (the "Golden Oak(R) Trust") has voted to recommend to holders of Class A Shares and Institutional Shares of the Portfolio the approval of the Reorganization Agreement whereby the Fund would acquire all of the assets of the Portfolio in exchange for shares of the Fund (the "Shares") to be distributed pro rata by the Portfolio to its shareholders in complete liquidation and dissolution of the Portfolio. As a result of the Reorganization, each shareholder of the Portfolio will become the owner of the Fund's Shares having a total net asset value equal to the total net asset value of his or her holdings in the Portfolio on the date of the Reorganization, i.e., the Closing Date (as hereinafter defined).

     The Board of the Golden Oak(R) Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended ("1940 Act"), has concluded that the Reorganization would be in the best interest of the Portfolio and its existing shareholders, and that the interest of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. Management of the Golden Oak(R) Trust is recommending the Reorganization because the long-term viability of the Portfolio is questionable, particularly in light of the level of assets in the Portfolio and the decline in such assets in the recent past, as well as the increased costs associated with the need to comply with certain regulations recently promulgated by the Securities and Exchange Commission. Both the Fund and the Portfolio have similar investment objectives, and the combination of the two funds would provide the Portfolio shareholders with the benefit of higher fund asset levels and lower fund expenses.

     In considering the proposed Reorganization, the Board of the Golden Oak(R) Trust and the Board of the Federated Trust took into consideration a number of factors, including: (1) any fees or expenses that will be borne directly or indirectly by the Portfolio in connection with the Reorganization; (2) the compatibility of the Portfolio's and the Fund's investment objectives, policies and limitations; (3) the comparatively larger asset size and lower expenses of the Fund (assets of $162,925,256 and expenses after waivers of 0.50%, as of July 12, 2004, compared to the asset size and expenses of the Portfolio (assets of $59,409,501 and expenses after waivers of 0.90% for Class A Shares and 0.65% for Institutional Shares, as of July 12, 2004,; (4) the Reorganization provides for continuity of distribution and shareholder servicing arrangements; and (5) the Reorganization will not result in the recognition of any gain or loss for federal income tax purposes either to the Portfolio or the Fund or to shareholders of either the Portfolio or the Fund.

Tax Consequences

     As a condition to the Reorganization, the Portfolio and the Fund will each receive an opinion of counsel that the Reorganization will be considered a tax-free "reorganization" under applicable provisions of the Internal Revenue Code of 1986, as amended, so that no gain or loss will be recognized by the shareholders of either the Portfolio or the Fund. The tax basis of the Shares of the Fund received by Portfolio shareholders will be the same tax basis of their Shares in the Portfolio. There will be taxes payable in connection with distributions, if any, by the Portfolio immediately before the Closing Date. These distributions may include gains realized on dispositions of portfolio securities in connection with the Reorganization.

THE BOARD OF TRUSTEES OF THE GOLDEN OAK(R) TRUST UNANIMOUSLY RECOMMENDS THAT
               YOU VOTE FOR APPROVAL OF THE REORGANIZATION.


Comparison of Investment Objectives and Policies

     The stated investment objectives of the Portfolio and the Fund are substantially identical in that they both seek to provide current income exempt from the federal regular income tax and the personal income tax imposed by the state of Michigan and Michigan municipalities (consistent, in the case of the Portfolio, with preservation of capital). Each fund will pursue its investment objective by investing at least 80% of its assets so that, normally, distributions of annual interest income are exempt from federal regular income tax (in the case of the Fund) or federal taxes including the alternative minimum tax (AMT) (in the case of the Portfolio), and (in both cases) the personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest from each fund's investments may be subject to AMT. Each fund's portfolio securities will be investment grade (or, in the case of the Fund, of comparable quality). The dollar-weighted average portfolio maturity of each fund is between three and ten years.

     Unlike the Portfolio, the Fund may, as a principal strategy, enter into derivatives contracts as hedging transactions, and may use derivatives contracts to implement its overall strategies in a more cost effective or efficient manner. For example, the Fund may purchase derivatives contracts rather than individual securities to gain exposure to the municipal bond sector.

     In addition to the policies and limitations set forth above, both the Fund and the Portfolio are subject to certain additional investment policies and limitations, described in the Fund's Statement of Additional Information dated October 31, 2003, and the Portfolio's Statement of Additional Information dated March 31, 2004. Reference is hereby made to the Fund's Prospectus and Statement of Additional Information, each dated October 31, 2003, and to the Portfolio's Prospectus and Statement of Additional Information, each dated March 31, 2004, which set forth in full the investment objective, policies and investment limitations of each of the Fund and the Portfolio, all of which are incorporated herein by reference thereto.

     A summary of the fundamental and non-fundamental limitations of the Fund and the Portfolio are set forth on Annex A to this Prospectus/Proxy Statement.

Comparison of Risks

     All mutual funds take risks. Therefore, it is possible to lose money by investing in either fund. Since the Fund and the Portfolio invest in similar securities, an investment in the Fund presents similar investment risks as investing in the Portfolio. Each is subject to interest rate risk, credit risk, Michigan investment risk, call risk, tax risk and risk of non-diversification. Interest rate risk is the risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. In addition, this risk increases with the length of the maturity of the debt. Credit risk is the possibility that an issuer will default of a security by failing to pay interest or principal when due. Because these funds emphasize investments in Michigan, they are more subject to events that may adversely affect Michigan issuers, such as an economic downturn affecting the automobile and manufacturing sectors. Call risk is the possibility that an issuer may redeem a fixed income security before maturity at a price below its current market price. Tax risk is the failure of a municipal security to meet certain legal requirements which may cause the interest received and distributed by the fund to shareholders to be taxable. Since the Fund and the Portfolio are non-diversified, there is a risk that any one issuer may have a greater impact on its respective Share price and performance compared to that of a diversified fund. Because the Fund, as a principal strategy, enters into derivative contracts, the Fund is also subject to leverage risk and liquidity risk. (The Portfolio does not, as a principal strategy, enter into derivative contracts.) Leverage risk is created when an investment exposes a fund to a level of risk that exceeds the amount invested. Liquidity risk refers to the possibility that a fund may not be able to close out a derivative contract when it wants to. The Portfolio could entail greater risk than the Fund because its portfolio is smaller and also less diversified by holdings. A full discussion of the risks inherent in investment in the Fund and the Portfolio is set forth in the Fund's Prospectus and Statement of Additional Information, each dated October 31, 2003, and the Portfolio's Prospectus and Statement of Additional Information, each dated March 31, 2004, each of which is incorporated herein by reference thereto.

Comparative Fee Tables

     The Fund and the Portfolio, like all mutual funds, incur certain expenses in their operations. These expenses include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison and distribution services and other activities. Set forth in the tables below is information regarding the fees and expenses incurred by the Class A Shares and Institutional Shares of the Portfolio as of January 31, 2004, Shares of the Fund as of August 31, 2003 and pro forma fees for the Fund as of August 31, 2005 assuming that the Reorganization has occurred as of that date.


FEES AND EXPENSES of the Funds' shares

                                                   Portfolio       Portfolio        Federated      Federated Fund
                                                 Class A Shares Institutional        Fund            Pro Forma
Shareholder Fees                                                    Shares                          Combined


Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on               4.50%           None            3.00%            3.00%*
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a           None            None            None              None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends (and other Distributions)       None            None            None              None
(as a percentage of offering price)
Redemption Fee (as a percentage of amount            None            None            None              None
redeemed, if applicable)
Exchange Fee                                         None            None            None              None

Annual Fund Operating Expenses (Before
Waivers)1
Expenses That are Deducted From Fund Assets
(as percentage of average net assets)
Management Fee2                                      0.50%           0.50%           0.40%             0.40%
Distribution (12b-1) Fee                             0.25%           None            None              None
Shareholder Services Fee3                            None            None            0.25%             0.25%
Other Expenses4                                      0.39%           0.39%           0.21%             0.19%
Total Annual Fund Operating Expenses                 1.14%           0.89%           0.86%             0.84%

The  percentages  shown are based on expenses for the entire  fiscal years ended
January 31, 2004 and August 31, 2003 and ending  August 31, 2005,  respectively.
However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.

1 With respect to the Portfolio, although not contractually obligated to do so, the adviser waived certain amounts. This waiver may be terminated at any time. These are shown below along with the net expenses the Portfolio paid for the fiscal year ended January 31, 2004. With respect to the Federated Fund, although not contractually obligated to do so, the adviser, shareholder services provider and transfer agent waived certain amounts.
     These waivers may be terminated at any time. These are shown below along with the net expenses the Fund paid for the fiscal year ended August 31, 2003. With respect to the Federated Fund Pro Forma Combined, although not contractually obligated to do so, the adviser, shareholder services provider, administrator and transfer agent expect to waive certain amounts.
     These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending August 31, 2005.

Total Voluntary Waivers of Fund Expenses         0.24%           0.24%            0.36%          0.34%
Total Actual Annual Fund Operating Expenses      0.90%           0.65%            0.50%          0.50%
(after waivers)


2 For the Portfolio, the adviser waived a portion of the management fee. The adviser can terminate this waiver at any time. The management fee paid by the Portfolio (after the voluntary waiver) was 0.26% for the fiscal year ended January 31, 2004. For the Federated Fund, the adviser waived a portion of the management fee. The adviser can terminate this waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.23% for the fiscal year ended August 31, 2003. For the Federated Fund Pro Forma Combined, the adviser expects to voluntarily waive a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time. The management fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.25% for the fiscal year ending August 31, 2005.

3 For the Federated Fund, a portion of the shareholder services fee has been voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee paid by the Fund (after the voluntary waiver) was 0.07% for the fiscal year ended August 31, 2003. For the Federated Fund Pro Forma Combined, a portion of the shareholder services fee is expected to be voluntarily waived. This voluntary waiver can be terminated at any time. The shareholder services fee to be paid by the Fund (after the anticipated voluntary waiver) will be 0.07% for the fiscal year ending August 31, 2005.

4 For the Federated Fund, the transfer agent voluntarily waived a portion of its fee. The transfer agent can terminate this voluntary waiver at any time. Total other expenses paid by the Fund (after the voluntary waiver) were 0.20% for the fiscal year ended August 31, 2003. For the Federated Fund Pro Forma Combined, the administrator and transfer agent expect to voluntarily waive a portion of their fees. The administrator and transfer agent can terminate these voluntary waivers at any time. Total other expenses to be paid by the Fund (after the anticipated voluntary waivers) will be 0.18% for the fiscal year ending August 31, 2005.

*Withrespect to future purchases of Shares of the Fund, current shareholders of the Institutional Shares of the Portfolio, as well as current shareholders of Class A Shares of the Portfolio who purchase their Shares directly from the Golden Oak(R) Trust, will not be subject to a front-end sales charge. Current shareholders of Class A Shares of the Portfolio who purchase Shares through a broker/dealer, however, may be subject to a front-end sales charge on future purchases of Shares of the Fund.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Portfolio's Class A Shares and Institutional Class Shares and the Fund's Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio's Class A Shares and Institutional Shares and the Fund's Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio Class A Shares and Institutional Shares and the Fund's Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                   Portfolio          Portfolio Fund        Fund Pro Forma
                     Class A      Institutional     Shares        Combined
                      Shares       Class Shares
1 Year              $561                $91        $385            $383
------------------------------------------------------------------------
------------------------------------------------------------------------
3 Years             $796               $284        $566            $560
------------------------------------------------------------------------
------------------------------------------------------------------------
5 Years           $1,049               $493        $762            $752
------------------------------------------------------------------------
------------------------------------------------------------------------
10 Years          $1,774             $1,096      $1,329          $1,306


Comparison of Potential Risks and Rewards: Performance Information

     The bar charts and tables below compare the potential risks and rewards of investing in the Fund and the Portfolio. The bar charts provide an indication of the risks of investing in each fund by showing changes in performance from year to year. The tables show how each fund's average annual total returns for the one year, five year, ten year, and since inception periods compare to the returns of a broad-based market index. The figures assume reinvestment of dividends and distributions.

Keep in mind that past performance does not indicate future results.


RISK/RETURN BAR CHART

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

     The performance information shown below will help you analyze the Fund's investment risks in light of its historical returns. The bar chart shows the variability of the Fund's total returns on a calendar year-by-year basis. The Average Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Fund's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the Fund as of the calendar year-ended December 31, 2003.

     The `y' axis reflects the "% Total Return" beginning with "-8.00%" and increasing in increments of 4.00% up to 16.00%.

     The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The chart features ten distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Fund for the calendar year is stated directly at the top/bottom of each respective bar, for the calendar years 1994 through 2003, The percentages noted are: -4.73%, 14.14%, 3.97%, 6.81%, 5.57%,
-1.23%, 9.01%, 4.68%, 9.84% and 5.05%, respectively.

     The total returns shown in the bar chart do not reflect payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

     The Fund's total return for the six month period from January 1, 2004 through June 30, 2004 was (1.05)%.

     Within the period shown in the bar chart, the Fund's highest quarterly return was 5.72% (quarter ended March 31, 1995). Its lowest quarterly return was (4.60)% (quarter ended March 31, 1994).

AVERAGE ANNUAL TOTAL RETURN TABLE

     The Average Annual Total Returns for the Fund are reduced to reflect applicable sales charges. Return Before Taxes is shown. In addition, Return After Taxes is shown for the Fund to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend upon each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Lehman Brothers 7-Year General Obligation Municipal Bond Index ("LB7GO") and the Lehman Brothers Municipal Bond Index ("LBMB"), both broad-based indexes. The LB7GO is an index of general obligation bonds rated A or better with six to eight years to maturity. The LBMB is a broad market performance benchmark for the tax exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or an average.


(For the periods ended December 31, 2003)



                                         1 Year              5 Years              10 Years
-------------------------------------------------------------------------------------------------
Institutional Service Shares
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Return Before Taxes                       1.91%               4.76%                4.87%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Return After Taxes on                     1.91%               4.76%                4.87%
Distributions1
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Return After Taxes on                     2.59%               4.72%                4.84%
Distributions and Sale of Fund
Shares1
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
LB7GO                                     5.58%               5.83%                5.82%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
LBMB                                      5.31%               5.83%                6.03%
-------------------------------------------------------------------------------------------------


1 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO

     The performance information shown below will help you analyze the Portfolio's Institutional Shares investment risks in light of its historical returns. The bar chart shows the variability of the Portfolio's Institutional Shares total returns on a calendar year-by-year basis. The Average Total Return table shows returns averaged over the stated periods, and includes comparative performance information. The Portfolio's performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results. The periods prior to June 23, 1997, when the Portfolio began operating as a registered mutual fund, represent the performance of the Adviser's similarly managed predecessor common trust fund. The Adviser used substantially the same management strategies to manage the Portfolio as it used to manage the common trust fund. This past performance has been adjusted to reflect current expenses for the Institutional Shares of the Portfolio. The Adviser's common trust fund was not a registered mutual fund so it was not subject to the same investment and tax restrictions as the Portfolio. If it had been, the common trust fund's performance might have been lower.

     The Portfolio is the successor to a correspondingly named portfolio of the Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The shareholders of the Arbor Fund portfolio approved the reorganization and received Institutional Shares or Class A Shares of the Portfolio on the date of the reorganization. Prior to August 26, 2002, the Portfolio had no investment operations. Accordingly, the performance information and financial information provided in the Prospectus/Proxy Statement for periods prior to August 26, 2002 is historical information for the corresponding Arbor Fund. The Portfolio is managed by the investment adviser which managed the corresponding Arbor Fund portfolio. In addition, the Portfolio has investment objectives and policies that are substantially similar to those of the corresponding Arbor Fund portfolio, although the Arbor Fund portfolio had different fee and expense arrangements.

     The  graphic   presentation   displayed   here  consists  of  a  bar  chart
representing the annual total returns of the Portfolio's Institutional Shares as of the calendar year-ended December 31, 2003.

     The `y' axis reflects the "% Total Return" beginning with "-4.00%" and increasing in increments of 2.00% up to 14.00%.

     The `x' axis represents calculation periods for the last ten calendar years of the Portfolio's Institutional Shares beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, shaded in charcoal, and each visually representing by height the total return percentage for the calendar year stated directly at its base. The calculated total return percentage for the Portfolio's Institutional Shares for the calendar year is stated directly at the top of each respective bar, for the calendar years 1994 through 2003, The percentages noted are: -3.06%, 12.09%, 3.24%, 6.20%, 5.10%,
-0.43%, 7.77%, 5.12%, 7.55% and 3.38%, respectively.

     The  Portfolio's  Institutional  Shares  are sold  without  a sales  charge
(load). The total returns in the bar chart above are based upon net asset value.

The Portfolio's Institutional Shares total return for the six month period from January 1, 2004 through June 30, 2004 was (0.06)%.

     Within the period shown in the bar chart, the Portfolio's Institutional Shares highest quarterly return was 4.56% (quarter ended March 31, 1995). Its lowest quarterly return was (3.82%) (quarter ended March 31, 1994).

Average Annual Total Return Table

     The Average Annual Total Returns for the Portfolio's Class A Shares are reduced to reflect applicable sales charges. Return Before Taxes is shown for all classes. In addition, Return After Taxes is shown for the Portfolio's
Institutional Shares to illustrate the effect of federal taxes on Portfolio returns. Actual after-tax returns depend upon each investor's personal tax situation, and are likely to differ from those shown. The table also shows returns for the Merrill Lynch 1-12 Year Municipal Bond Index ("ML1-12MB"), a broad-based market index. The ML1-12MB is a widely-recognized, broad-based measure of the performance of the U.S. tax exempt bond market for securities with maturities of one to twelve years. Index returns do not reflect taxes, sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Portfolio's performance. Indexes are unmanaged, and it is not possible to invest directly in an index or an average.

(For the periods ended December 31, 2003)

-----------------------------------------------------------------------------
                                        1 Year    5 Years   10 Years
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional Shares1:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Return Before Taxes                     3.38%      4.63%      4.62%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Return After Taxes on                   3.37%      4.59%      4.59%
Distributions2
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Return After Taxes on                   3.68%      4.58%      4.62%
Distributions and Sale of Fund
Shares2
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Return Before Taxes                    (1.53)%     3.43%      3.88%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
ML1-12MB                                4.81%      5.95%      5.85%
-----------------------------------------------------------------------------

1 The Portfolio's returns in this table only reflect the periods after the Portfolio began operating as a registered mutual fund. The returns shown do not reflect the performance of the predecessor common trust fund. It is not possible to reflect the tax impact on the common trust fund's performance.

2 After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Fund and shows the effect of taxes on Fund distributions. Returns After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns for Class A Shares will differ from those shown above for Institutional Shares. After-tax returns are not relevant to investors holding Shares through a tax-deferred program, such as IRA or 401(k) plans.

Investment Advisers

     The Board of Trustees governs the Golden Oak(R) Trust. The Board selects and oversees the adviser, CB Capital Management, Inc. ("CBCM"), a subsidiary of Citizens Bank, whose parent company is Citizens Banking Corporation. CBCM manages the Portfolio's assets, including buying and selling portfolio securities. CBCM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). The address of CBCM is 328 S. Saginaw Street, Flint, MI 48502.

     The Adviser or its affiliates have advised the Golden Oak(R) Trust or its predecessor trust, since its inception in 1997, and as of January 31, 2004, provided investment advice for assets of over $2.2 billion, including the Portfolio.

     The Board of Trustees governs the Federated Fund. This Board selects and oversees the adviser, Federated Investment Management Company ("FIMC"), a subsidiary of Federated Investors, Inc. ("Federated"), who manages the Fund's assets, including buying and selling portfolio securities. FIMC is registered as an investment adviser under the Advisers Act. The address of FIMC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     FIMC and other subsidiaries of Federated advise approximately 136 mutual funds and a variety of separate accounts, which totaled approximately $198 billion in assets as of December 31, 2003. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,650 employees. More than 5,000 investment professionals make Federated funds available to their customers.

Portfolio Managers

Federated Michigan Intermediate Municipal Trust

     Lee R. Cunningham II has been a Portfolio Manager of the Fund since May 1998. Mr. Cunningham joined Federated in 1995 as an Investment Analyst and has been a Portfolio Manager since 1998. He was named an Assistant Vice President of the Fund's Adviser in January 1998 and became a Vice President of the Fund's Adviser in July 2000. From 1986 through 1994, Mr. Cunningham was a Project Engineer with Pennsylvania Power and Light Company. Mr. Cunningham received his M.B.A. with concentrations in Finance and Operations from the University of Pittsburgh.

     J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Vice President of the Fund's Adviser since 1994. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Golden Oak(R) Michigan Tax Free Bond Fund

     James A. Nawrocki serves as Vice President and Trust Officer of CB Wealth Management, NA. Mr. Nawrocki assumed sole responsibility for management of the Portfolio in October 2002, and prior thereto he was part of the management team of the Portfolio and its corresponding Former Portfolio. From June 1998 to October 1999, Mr. Nawrocki served as a financial consultant at First of Michigan Corporation. For the 12 years prior to June 1998, Mr. Nawrocki managed fixed income portfolios for The Dow Chemical Company including defined benefit and defined contribution pension plan portfolios as well as domestic and off-shore P&C insurance company assets.

Advisory Fees and Other Expenses

     The annual advisory fee for the Fund is 0.40% of the Fund's average daily net assets. The investment adviser to the Fund, FIMC, may voluntarily choose to waive a portion of its advisory fee or reimburse other expenses of the Fund. This voluntary waiver or reimbursement may be terminated by FIMC at any time in its sole discretion. The maximum annual fee for the Portfolio is 0.50% of the Portfolio's average daily net assets. The Portfolio's investment adviser, CBCM, may similarly voluntarily choose to waive a portion of its advisory fee or reimburse the Portfolio for certain expenses and may likewise terminate such waiver or reimbursement at any time in its sole discretion.

     Federated Services Company, an affiliate of FIMC, serves as administrator to the Fund and the Portfolio and provides certain administrative personnel and services as necessary. Additionally, CBCM serves as sub-administrator to the Portfolio and also provides certain administrative personnel and services.
Federated Services Company and CBCM provide these services, at an annual rate based upon the average aggregate daily net assets of all funds advised by FIMC or CBCM. In each case, the rate charged by Federated Services Company is based on a scale that ranges from 0.150% to 0.075% for the Fund and 0.125% to 0.075% for the Portfolio. As sub-administrator to the Portfolio, CBCM fees are based on a scale that ranges from 0.0475% to 0.0975%. The combined administrative services and sub-administrative services fee rate paid by the Portfolio is ..1725% of the average net assets of the Portfolio. Federated Services Company's minimum annual administrative fee, with respect to the Fund is $150,000 per portfolio, while the minimum administrative fee, with respect to the Portfolio is $50,000 per portfolio and $10,000 on any newly created class of Shares. Federated Services Company may choose voluntarily to waive a portion of its fee. The administrative fee expense charged by Federated Services Company for the Fund's fiscal year ended August 31, 2003 was $125,000, or 0.086% of average daily net assets. The administrative fee expense charged by Federated Services Company for the Portfolio's fiscal year ended January 31, 2004 was $75,864, or 0.118% of average daily net assets. The administrative fee expense charged by the sub-administrator for the Portfolio's fiscal year ended January 31, 2004 was $34,808, or 0.054% of average daily net assets. The combined administrative services fee and sub-administrative services fee paid by the Portfolio for its fiscal year ended January 31, 2004 was $110,672.

     The Fund has entered into a Shareholder Services Agreement under which it may make payments of up to 0.25% of the average daily net asset value of the Fund to obtain certain personal services for shareholders and the maintenance of shareholder accounts. The Shareholder Services Agreement provides that Federated Shareholder Services Company ("FSSC"), an affiliate of FIMC, either will perform shareholder services directly or will select financial institutions to perform such services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedule of such fees and the basis upon which such fees will be paid is determined from time to time by the Fund and FSSC. The Portfolio does not make payments to obtain similar shareholder services.

     Federated Securities Corp. ("FSC"), an affiliate of FIMC, is the principal distributor for Shares of the Fund and the Portfolio. The Class A Shares of the Portfolio have adopted a Rule 12b-1 Distribution Plan (the "Distribution Plan") pursuant to which Class A Shares of the Portfolio may pay a fee to the distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the Class A Shares to finance any activity which is principally intended to result in the sale of Class A Shares subject to the Distribution Plan. The Institutional Shares have not adopted a Distribution Plan. The Fund does not have a Rule 12b-1 plan in effect and, accordingly, does not, nor does FSC, compensate brokers and dealers for sales and administrative services performed in connection with sales of Shares of the Fund pursuant to a plan of distribution adopted pursuant to Rule 12b-1.

     FSC and FSSC, from their own assets, may pay financial institutions supplemental fees as financial assistance for providing substantial sales services, distribution-related support services or shareholder services with respect to the Fund or the Portfolio. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by FSC may be reimbursed by FIMC or its affiliates.

     The total annual operating expenses (after waivers) for Shares of the Portfolio were 0.90% for Class A Shares and 0.65% for Institutional Shares for the fiscal year ended January 31, 2004. Without such waivers, the expense ratio of the Portfolio would have been 1.14% of average daily net assets for Class A Shares and 0.89% for Institutional Shares. The total annual operating expenses for the Fund for the fiscal year ended August 31, 2003, were 0.50% after waivers. Without such waivers, the expense ratio of the Fund was 0.86% of average daily net assets for the fiscal year ended August 31, 2003.

Purchase, Exchange and Redemption Procedures

     The transfer agent and dividend-disbursing agent for the Fund and the Portfolio are State Street Bank and Trust Company and Boston Financial Data Systems, Inc., respectively. As described below, procedures for the purchase, exchange and redemption of the Fund's Shares differ slightly from procedures applicable to the purchase, exchange and redemption of the Portfolio's Class A Shares and Institutional Shares. Reference is made to the Prospectus of the Fund dated October 31, 2003, and the Prospectus of the Portfolio dated March 31, 2004, for a complete description of the purchase, exchange and redemption procedures applicable to purchases, exchanges and redemptions of the Fund's Shares and the Portfolio's Class A Shares and Institutional Shares, respectively, each of which is incorporated herein by reference thereto.

     Purchases of Shares of the Fund may be made through an investment professional or directly from the Fund. Purchases of Shares of the Portfolio may be made through the Portfolio by calling 1-800-545-6331, or through certain broker/dealers and other institutions. The minimum initial and subsequent investments in the Fund are $1,500 and $100, respectively. The minimum initial investment in the Portfolio's Class A Shares and Institutional Shares is $1,000 and $1,000,000, respectively. The minimum subsequent investment for Class A Shares of the Portfolio is $50. There is no minimum subsequent investment amount for Institutional Shares of the Portfolio. The Fund and the Portfolio each reserve the right to reject any purchase request.

     The purchase price of the Portfolio's Class A Shares and Institutional Shares is based on net asset value. The Portfolio's Institutional Shares are not subject to front-end sales charges or contingent deferred sales charges ("CDSCs"). The Portfolio's Class A Shares are subject to a maximum front-end sales charge of 4.50%. The Fund's Shares are subject to a maximum front-end sales charge of 3.00%. In addition, the Fund's Shares are subject to a CDSC of 0.75% of the redemption amount when the Shares are redeemed up to 24 months after purchase under a program where an investment professional received an advance payment on the transaction. Shareholders of the Portfolio will not be charged front-end sales charges or a CDSC in connection with the Reorganization. With respect to future purchases of Shares of the Fund, current shareholders of the Institutional Shares of the Portfolio, as well as current shareholders of Class A Shares of the Portfolio who purchase their Shares directly from the Portfolio, will not be subject to a front-end sales charge. Current shareholders of Class A Shares of the Portfolio who purchase Shares through a broker/dealer, however, may be subject to a front-end sales charge on future purchases of Shares of the Fund. The net asset value per share for the Fund and Portfolio is calculated at the close of regular trading (normally 4:00 p.m., Eastern time) each day the New York Stock Exchange, Inc. (the "NYSE") is open for business. Purchase orders for Shares of the Fund received from an investment professional and authorized brokers and dealers before 4:00 p.m. (Eastern time) may be entered at that day's price. Purchase orders submitted directly to the Fund are priced after payment is received by the Fund. Shares of the Portfolio can be purchased directly from the Portfolio by calling 1-800-545-6331 or through accounts with brokers and other institutions that are authorized to place trades in Portfolio Shares for their customers. For you to receive the same-day price, the Portfolio must receive your purchase order in proper form before 4:00 p.m. (Eastern time).

     Redemptions of the Fund's Shares may be made through an investment professional, by telephone or by mailing a written request, or through the Fund's systematic withdrawal program. Redemptions of the Portfolio's Class A
Shares may be made through an investment professional or directly from the Golden Oak(R) Trust if you purchased directly from the Golden Oak(R) Trust. Shareholders of the Portfolio's Institutional Shares may redeem Shares by following the procedures established when they opened their account. Redemption requests received by the Portfolio are executed at net asset value next determined after the request is received. Redemption requests received by the Fund are also executed at net asset value next determined after the request is received.

     Any questions about the foregoing procedures may be directed to, and assistance in effecting purchases, exchanges or redemptions of the Fund's Shares or the Portfolio's Class A Shares or Institutional Shares may be obtained by calling: 1-800-341-7400 or 1-800-545-6331, respectively.

                      INFORMATION ABOUT THE REORGANIZATION

Description of the Plan of Reorganization

     The following summary is qualified in its entirety by reference to the Agreement and Plan of Reorganization (the "Plan") found in Exhibit A. The Plan provides for the Reorganization to occur on the Closing Date, which is expected to be on or about September __, 2004. The Plan provides that all of the assets of the Portfolio will be transferred to the Fund at the closing on the Closing Date of the Reorganization. In exchange for the transfer of these assets, the Fund will simultaneously issue at the closing on the Closing Date of the Reorganization a number of full and fractional Shares of the Fund to Shareholders of Class A Shares and Institutional Shares of the Portfolio equal in value to the aggregate net asset value of the Portfolio calculated before the closing on the Closing Date of the Reorganization.

     Following the transfer of assets in exchange for Shares of the Fund, the Portfolio will distribute all the Shares of the Fund pro rata to its shareholders of record in complete liquidation. Shareholders of the Portfolio owning Shares at the closing on the Closing Date of the Reorganization will receive a number of Shares of the Fund with the same aggregate value as the shareholder had in the Portfolio immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Portfolio's shareholders on the share records of the Fund's transfer agent. Each account will receive the respective pro rata number of full and fractional Shares of the Fund due to the shareholders of the Portfolio. The Portfolio will then be terminated. The Fund does not issue share certificates to shareholders. Shares of the Fund to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such Shares by the Portfolio's shareholders.

     The Plan contains customary representations, warranties and conditions. The Plan provides that the consummation of the Reorganization with respect to the Portfolio and the Fund is conditioned upon, among other things: (i) approval of the Reorganization by the Portfolio's shareholders; (ii) the receipt by the Golden Oak(R) Trust and the Federated Trust of an opinion to the effect that the Reorganization will be tax-free to the Portfolio, its shareholders and the Fund. The Plan may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board of Trustees of the Golden Oak(R) Trust or the Federated Trust determines that the Reorganization is not in the best interest of the shareholders of the Portfolio or the Fund, respectively.

     Costs of Reorganization. The expenses of the Reorganization will be paid by FIMC and CBCM or their respective affiliates. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees;
(e) legal fees incurred by the Fund and the Portfolio; (f) solicitation costs; and (g) other related administrative or operational costs. Any registration or licensing fee will be borne by the Fund.

Description of Fund Shares and Capitalization

     Shares of the Fund to be issued to shareholders of the Portfolio under the Plan will be fully paid and non-assessable when issued, transferable without restrictions and will have no preemptive or conversion rights. Reference is hereby made to the Prospectus of the Fund provided herewith for additional information about Shares of the Fund.

     The following table shows the capitalization of the Fund and the Portfolio as of July 12, 2004, and on a pro forma basis as of that date:



-----------------------------------------------------------------------------------------------------------------
                            Portfolio             Portfolio                Fund                   Fund
                         Class A Shares     Institutional Shares                           Pro Forma Combined

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net Assets                  $593,535             $58,895,966           $162,925,286           $222,414,787
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Net Asset Value Per          $10.12                $10.12                 $11.25                 $11.25
Share
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Shares Outstanding           58,635               5,818,280             14,480,953             19,768,909
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Total Assets (at fund      $59,582,390           $59,582,390           $163,138,656           $222,721,046
level)
-----------------------------------------------------------------------------------------------------------------


Federal Income Tax Consequences

     As a condition to the Reorganization, the Golden Oak(R) Trust and the Federated Trust will receive an opinion of counsel, to the effect that, on the basis of the existing provisions of the Internal Revenue Code of 1986, as amended (the "Code"), current administrative rules and court decisions, for federal income tax purposes:

o the Reorganization as set forth in the Plan will constitute a tax-free reorganization under section 368(a) of the Code, and the Portfolio and the Fund each will be a "party to a reorganization" within the meaning of section 368(b) of the Code;

o no gain or loss will be recognized by the Fund upon its receipt of the Portfolio's assets in exchange for Fund Shares;

o no gain or loss will be recognized by the Portfolio upon transfer of its assets to the Fund in exchange for Fund Shares or upon the distribution of Fund Shares to the Portfolio's shareholders in exchange for their Portfolio Shares;

o no gain or loss will be recognized by shareholders of the Portfolio upon exchange of their Portfolio Shares for Fund Shares;

o the aggregate tax basis of the assets of the Portfolio acquired by the Fund will be the same as the tax basis of such assets to the Portfolio immediately prior to the Reorganization;

o the tax basis of Shares of the Fund received by each shareholder of the Portfolio pursuant to the Reorganization will be the same as the aggregate tax basis of the Shares of the Portfolio held by such shareholder immediately prior to the Reorganization;

o the holding period of the Portfolio's assets in the hands of the Fund will include the period during which those assets were held by the Portfolio; and

o the holding period of the Fund's Shares received by each shareholder of the Portfolio pursuant to the Plan will include the period during which the Portfolio Shares exchanged therefor were held by such shareholder, provided the Portfolio Shares were held as capital assets on the date of the Reorganization.

     The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Fund, the Portfolio or the Portfolio's shareholders with respect to any asset as to which unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

     Shareholders of the Portfolio should consult their tax advisors regarding the effect, if any, of the Reorganization in light of their individual circumstances. Because the foregoing discussion only relates to the federal income tax consequences of the Reorganization, those shareholders also should consult their tax advisors about state and local tax consequences, if any, of the Reorganization.

     Before the Reorganization, the Portfolio expects to distribute ordinary income and realized capital gains, if any, to shareholders.

     As of January 31, 2004 and August 31, 2003, the Portfolio and the Fund had unutilized capital loss carryovers of $108,406 and $901,863, respectively. The final amount of unutilized capital loss carryovers for each fund is subject to change and will not be determined until the time of the Reorganization.

     As of January 31, 2004 and August 31, 2003,  the Portfolio and the Fund had
tax  basis   appreciation  or   (depreciation)  of  $4,172,524  and  $6,492,430,
respectively.

     After and as a result of the Reorganization, it is anticipated that the ability of the Fund to use the Portfolio's capital loss carryovers and to deduct losses recognized on the sale of assets of the Portfolio to the extent that the losses were "built-in losses" as of the time of the Reorganization, will be significantly limited under Section 382 of the code.

     The Reorganization will not require the Portfolio to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with he investment objectives, policies or limitations of the Fund, nor will the Reorganization require the Fund to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations of the Fund.

Agreement Among CBCM, Citizens Bank and Federated Investors, Inc.

     CBCM, Citizens Bank and Federated have entered into an agreement regarding the sharing of the expenses of the Reorganization. Also in connection with the Reorganization, it is expected that Citizens Bank or one of its subsidiaries will enter into an agreement with subsidiaries of Federated pursuant to which Citizens Bank or one of its subsidiaries would be entitled to receive servicing and/or account administration fees on shareholder accounts in certain Federated mutual funds for which Citizens Bank or one of its subsidiaries provides services. For more information with respect to applicable arrangements for the payment of servicing and/or account administration fees, see "Comparative Fee Tables" and "Advisory and Other Fees" herein.

Reasons for the Reorganization

     The long-term viability of the Portfolio, together with six other portfolios comprising the Golden Oak(R) Trust, has, in the opinion of CBCM, become questionable, particularly in light of the level of assets in the Portfolio and the decline in such assets in the recent past, as well as increased costs associated with the need to comply with certain regulations recently promulgated by the Securities and Exchange Commission. Both the fund and the Portfolio have similar investment objectives, and the combination of the two funds would provide the Portfolio shareholders with the benefit of higher fund asset levels and lower fund expenses. Accordingly, CBCM has over the past several months actively pursued alternatives which would allow shareholders to continue their original investment objectives through a tax-free combination of their Golden Oak(R) portfolio with a comparable portfolio of another fund group(s). After extensive discussions between representatives of CBCM and Federated, CBCM determined to recommend to the Board of Golden Oak(R) Trust and the Federated Trust to consider and approve the Reorganization as being in the best interest of Shareholders. CBCM also determined to recommend to the Board of the Golden Oak(R) Trust (and the Board of the Golden Oak(R) Board approved) the tax-free reorganization of the six other portfolios comprising Golden Oak(R) Trust into comparable portfolios of the Goldman Sachs Trust. Goldman Sachs Trust is not affiliated with the Federated Trust.

     The Board of Trustees met on July 19, 2004 and August ____, 2004 to receive information concerning the Portfolio, to review this information and to consider the terms of the proposed Reorganization. After consultation with legal counsel, the Board of Trustees, including the trustees who are not "interested persons" (within the meaning of the 1940 Act), unanimously approved the Plan and recommended its approval by the shareholders of the Portfolio. In approving the Reorganization, the Board of Trustees determined that participation in the Reorganization is in the best interests of the Portfolio and that the interests of the shareholders of the Portfolio would not be diluted as a result of the Reorganization. In approving the Plan, the Board of Trustees considered a number of factors, including the following:

      -  expected expense reduction for the Portfolio
      - the capabilities, practices and resources of FIMC and the other service providers used by the Fund
      - the investment advisory and other fees paid by the Fund, and the historical and projected expense ratios of the Fund as compared with those of the Portfolio
      -  the investment objectives, policies and limitations of the Fund and their relative compatibility with those of the Portfolio
      -  the historical investment performance records of the Portfolio and the Fund, relative to each other
      -  the larger asset base of the Fund relative to the Portfolio
      -  the terms and conditions of the Plan
      - the anticipated tax consequences of the Reorganization for the Portfolio and its shareholders
      - the advice and recommendation of CBCM, including its opinion that the Reorganization would be in the best interest of Portfolio shareholders because of the relatively low level of assets in the Portfolio and the decline in such assets in the recent past, as well as the increased costs associated with the need to comply with certain regulations recently promulgated by the Securities and Exchange Commission.
      - the fact that CBCM, Citizens Bank and Federated Investors, Inc. entered into an agreement regarding the sharing of the expenses of the Reorganization
      - the viability of the Portfolio absent approval of the proposed Reorganization, including alternatives to the Reorganization such as combining with different funds and liquidating the Portfolio

    BASED ON THIS INFORMATION, THE BOARD RECOMMENDS THAT THE SHAREHOLDERS OF
                 THE PORTFOLIO FUND APPROVE THE REORGANIZATION.

Comparative Information on Shareholder Rights and Obligations

GOLDEN OAK(R) TRUST

     GENERAL. Golden Oak(R) Trust is an open-end management investment company established as a Delaware statutory trust pursuant to a Declaration of Trust ("Trust Instrument") dated May 13, 2002. Golden Oak(R) Trust is also governed by its By-Laws and applicable Delaware law.

     SHARES. Golden Oak(R) Trust is authorized to issue an unlimited number of Shares of beneficial interest, without par value, from an unlimited number of series of Shares. Currently, Golden Oak(R) Trust consists of seven investment series offering two classes of Shares: Class A Shares and Institutional Shares. The two classes differ with respect to minimum investment requirements, applicable sales charges, distribution fees and shareholder servicing costs, as set forth in the Prospectuses for the Golden Oak(R) Trust. The Shares of the Golden Oak(R) Trust have no preference as to conversion features, exchange privileges or other attributes, and have no preemptive rights.

     VOTING RIGHTS. On any matter submitted to a vote of shareholders, all Shares entitled to vote are voted on by individual series or class, except that:
(i) when so required by the 1940 Act, then Shares are voted in the aggregate and not by individual series or class; and (ii) when the Trustees of the Golden Oak(R) Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

     SHAREHOLDER MEETINGS. The Golden Oak(R) Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the Trustees.

     ELECTION AND TERM OF TRUSTEE. The Golden Oak(R) Trust's affairs are supervised by the Trustees under the laws governing statutory trusts in the State of Delaware. Subject to 1940 Act requirements, Trustees may be elected by shareholders or appointed by the Board. Under the Golden Oak(R) Trust's Trust Instrument, Trustees hold office until their successors are duly elected and qualified, or until their death, removal or resignation. A Trustee may be removed at any time by action of two-thirds of the then Trustees at a duly constituted meeting.

     SHAREHOLDER LIABILITY. Pursuant to Delaware law and the Golden Oak(R) Trust's Trust Instrument, shareholders of the Golden Oak(R) Trust generally are not personally liable for the acts, omissions or obligations of the Trustees or the Golden Oak(R) Trust.

     TRUSTEE LIABILITY. Pursuant to Delaware law and the Golden Oak(R) Trust's Trust Instrument, Trustees are not personally liable to any person other than the Golden Oak(R) Trust and the shareholders for any act, omission or obligation of the Golden Oak(R) Trust or another Trustee. Pursuant to the Golden Oak(R) Trust's Trust Instrument, Trustees are not personally liable for any act or omission he or she takes while acting as a Trustee or for any act or omission of any other person or party, except that Trustees are not protected against liability to the Golden Oak(R) Trust or to shareholders resulting from his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved as a Trustee. The Golden Oak(R) Trust generally indemnifies Trustees against all liabilities and expenses incurred by reason of being a Trustee, except for liabilities and expenses arising from the Trustee's willful misfeasance, gross negligence or reckless disregard of his or her duties as a Trustee.

FEDERATED TRUST

     GENERAL. Federated Trust is an open-end management investment company established as a Massachusetts business trust pursuant to a Trust Instrument dated August 6, 1990. The Federated Trust is also governed by its By-Laws and applicable Massachusetts law.

     SHARES. Federated Trust is authorized to issue an unlimited number of Shares of beneficial interest, without par value, from an unlimited number of series of Shares. Currently, the Federated Trust consists of six separate investment series offering up to three classes of Shares: Class A Shares, Class B Shares and Class F Shares. The three classes differ with respect to sales charges, minimum investment requirements, distribution fees and shareholder serving costs. Currently, the Fund offers only a single, undesignated class of Shares.

     VOTING RIGHTS. On any matter submitted to a vote of shareholders, all Shares entitled to vote are voted in the aggregate, except that: (i) when so required by the 1940 Act, then Shares are voted by individual series; and (ii) when the matter only affects the interests of one or more series or class, then only shareholders of such series or class are entitled to vote.

     SHAREHOLDER MEETINGS. The Federated Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the Trustees or by shareholders holding at least 10% of the Shares then outstanding.

     ELECTION AND TERM OF TRUSTEES. The Federated Trust's affairs are supervised by the Trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Subject to 1940 Act requirements, Trustees may be elected by shareholders or appointed by the Board. Trustees hold office until their successors are duly elected and qualified, or until their death, resignation, retirement, removal or mental or physical incapacity. A Trustee may be removed at any time by written instrument signed by at least two-thirds of the Trustees then in office or by a vote of shareholders holding two-thirds of the outstanding Shares.

     SHAREHOLDER LIABILITY. Under Massachusetts law, shareholders of the Federated Trust may under certain circumstances be held personally liable for the obligations of the Trust. The Federated Trust's Trust Instrument provides for indemnification out of the Fund's property of any shareholders held personally liable for the obligations of the Fund.

     TRUSTEE LIABILITY. The Trustees generally are not personally liable for any obligation of the Federated Trust. The Federated Trust will indemnify its Trustees against all liabilities and expenses, except for those arising from the Trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

     THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF THE GOLDEN OAK(R) TRUST AND FEDERATED TRUST UNDER THEIR RESPECTIVE GOVERNING CHARTER DOCUMENTS, BY-LAWS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF
PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

               INFORMATION ABOUT THE FUND AND THE PORTFOLIO

     Information about the Portfolio is included in the Prospectus and Statement of Additional Information for the Portfolio dated March 31, 2004, each of which is incorporated herein by reference. Information about the Fund is included in the Prospectus for the Fund dated October 31, 2003, a copy of which accompanies this Proxy Statement/Prospectus and is incorporated herein by reference, and in the Statement of Additional Information for the Fund dated October 31, 2003, which is incorporated herein by reference.

     The Federated Trust, on behalf of the Fund, and the Golden Oak(R) Trust, on behalf of the Portfolio, each is subject to the informational requirements of the Securities Act of 1933, as amended, the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith files reports and other information with the Securities and Exchange Commission. Reports, the proxy and information statements, and other information filed by the Federated Trust, on behalf of the Fund, can be obtained by calling or writing the Federated Trust and can also be inspected and copied by the public at the public reference facilities maintained by the Securities and Exchange Commission in Washington, DC located at Room 1024, 450 Fifth Street, N.W., Washington DC 20549 and at certain of its regional offices located at Room 1204, Everett McKinley Dirksen Building, 219 South Dearborn Street, Chicago, Illinois 60604 and 233 Broadway New York, NY 10007. Copies of such material can be obtained at prescribed rates from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington DC 20549, or obtained electronically from the Securities and Exchange Commission's Internet Web site (http://www.sec.gov).

              About the Proxy Solicitation and the Special Meeting

     Proxies are being solicited by the Board of the Golden Oak(R) Trust, on behalf of the Portfolio. The proxies will be voted at the special meeting of shareholders of the Portfolio to be held on September __, 2004 at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7001, at 2:00 p.m. (such special meeting and any adjournment or postponement thereof are referred to as the "Special Meeting").

     The cost of the solicitation, including the printing and mailing of proxy materials, will be borne by FIMC and/or CBCM, or their respective affiliates. In addition to solicitations through the mails, proxies may be solicited by officers, employees, and agents of FIMC, or, if necessary, a communications firm retained for this purpose. Such solicitations may be by telephone, telegraph, through the Internet or otherwise. Any telephonic solicitations will follow procedures designed to ensure accuracy and prevent fraud, including requiring identifying shareholder information, recording the shareholder's instructions, and confirming to the shareholder after the fact. Shareholders who communicate proxies by telephone or by other electronic means have the same power and authority to issue, revoke, or otherwise change their voting instructions as shareholders submitting proxies in written form. FIMC may reimburse custodians, nominees, and fiduciaries for the reasonable costs incurred by them in connection with forwarding solicitation materials to the beneficial owners of Shares held of record by such persons.

     The purpose of the Special Meeting is set forth in the accompanying Notice. The Trustees know of no business other than that mentioned in the Notice that will be presented for consideration at the Special Meeting. Should other business properly be brought before the Special Meeting, proxies will be voted in accordance with the best judgment of the persons named as proxies. This Prospectus/Proxy Statement and the enclosed proxy card are expected to be mailed on or about August __, 2004, to shareholders of record at the close of business on August __, 2004 (the "Record Date").


     The Portfolio's annual report to shareholders, which includes audited financial statements of the Portfolio for its fiscal year ended January 31, 2004, was previously mailed to shareholders. The semi-annual report and annual report for the Fund, which contain unaudited financial statements for the period ended February 29, 2004 and audited financial statements for the fiscal year ended August 31, 2003, respectively, were also previously mailed to Fund shareholders. The Fund and the Portfolio will each promptly provide, without charge and upon request, to each person to whom this Prospectus/Proxy Statement is delivered, a copy of its annual report and/or semi-annual report. Requests for annual reports or semi-annual reports for the Fund and the Portfolio may be made by writing to the Federated Trust's and the Golden Oak(R) Trust's principal executive offices or by calling the Federated Trust or the Golden Oak(R) Trust. The principal executive offices for both the Fund and the Portfolio are located at Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237. The Federated Trust's toll-free telephone number is 1-800-341-7400 and the Golden Oak(R) Trust's toll-free telephone number is 1-800-545-6331.

Proxies, Quorum and Voting at the Special Meeting

     Only shareholders of record on the Record Date will be entitled to vote at the Special Meeting. Each share of the Portfolio is entitled to one vote. Fractional Shares are entitled to proportionate Shares of one vote. The votes of shareholders of the Fund are not being solicited since their approval is not required in order to effect the Reorganization.

     Any person giving a proxy has the power to revoke it any time prior to its exercise by executing a superseding proxy or by submitting a written notice of revocation to the Secretary of the Portfolio. In addition, although mere attendance at the Special Meeting will not revoke a proxy, a shareholder present at the Special Meeting may withdraw his or her proxy and vote in person. All properly executed and unrevoked proxies received in time for the Special Meeting will be voted in accordance with the instructions contained in the proxies. If no instruction is given on the proxy, the persons named as proxies will vote the Shares represented thereby in favor of the matter set forth in the attached Notice.

     In order to hold the Special Meeting with respect to the Portfolio, a "quorum" of shareholders of that Portfolio must be present. Holders of greater than thirty-three and one-third percent (33 1/3%) of the total number of outstanding Shares of the Portfolio, present in person or by proxy, shall be required to constitute a quorum for the purpose of voting on the proposal.

     Shareholder approval with respect to the proposal requires the affirmative vote of "a majority of the outstanding voting securities" as defined in the Investment Company Act of 1940. This vote requires the lesser of (A) 67% or more of the voting securities of the Portfolio present at the meeting, if the shareholders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy; or (B) more than 50% of the outstanding voting securities of the Portfolio. The Plan provides that the failure of any one or more of the seven Golden Oak(R) portfolios (including the Portfolio) to consummate the transactions contemplated in the Plan, or in the agreement and plan of reorganization between the Golden Oak(R) Trust and the Goldman Sachs Trust, will not affect the consummation of the reorganization with respect to the remaining Golden Oak(R) portfolios.

     For purposes of determining a quorum for transacting business at the Special Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote Shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as Shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of each proposal.

     If a quorum is not present, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. In the event that a quorum is present but sufficient votes in favor of the proposal have not been received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitations of proxies with respect to the proposal. All such adjournments will require the affirmative vote of a majority of the Shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies will vote AGAINST an adjournment those proxies that they are required to vote against the proposal, and will vote in FAVOR of such an adjournment all other proxies that they are authorized to vote. A shareholder vote may be taken on the proposal in this Proxy Statement and Prospectus prior to any such adjournment if sufficient votes have been received for approval.


Share Ownership of the Portfolio and the Fund

Officers and Trustees of the Golden Oak(R) Trust own less than 1% of the Portfolio's outstanding Shares.

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Shares of the Class A Shares of the Portfolio:

At the close of business on the Record Date, the following persons owned, to the knowledge of management, more than 5% of the outstanding Shares of the Institutional Shares of the Portfolio:

Officers and Trustees of the Federated Trust own less than 1% of the Fund's outstanding Shares.

At the close of business on the Record Date, the following person owned, to the knowledge of management, more than 5% of the outstanding Shares of the Fund:

Interests of Certain Persons

     The Fund is managed by FIMC. FIMC is a subsidiary of Federated Investors, Inc. All of the voting securities of Federated Investors, Inc. are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue. John F. Donahue and J. Christopher Donahue currently serve as trustees of the Federated Trust.

          OTHER MATTERS AND DISCRETION OF ATTORNEYS NAMED IN THE PROXY

     The Portfolio is not required, and does not intend, to hold regular annual meetings of shareholders. Shareholders wishing to submit proposals for consideration for inclusion in a Prospectus/Proxy Statement for the next meeting of shareholders should send their written proposals to the Golden Oak(R) Trust, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7010, so that they are received within a reasonable time before any such meeting.

      No business other than the matters described above is expected to come before the Special Meeting, but should any other matter requiring a vote of shareholders arise, including any question as to an adjournment or postponement of the Special Meeting, the persons named on the enclosed proxy card will vote on such matters according to their best judgment in the interests of the Portfolio.

---------------------------------------------------------------------------
 SHAREHOLDERS ARE REQUESTED TO COMPLETE, DATE AND SIGN THE ENCLOSED PROXY
  CARD AND RETURN IT IN THE ENCLOSED ENVELOPE, WHICH NEEDS NO POSTAGE IF
                       MAILED IN THE UNITED STATES.
---------------------------------------------------------------------------

                                         By Order of the Board of Trustees,





                                                          John W. McGonigle

                                                                  Secretary

August __, 2004

                                                                    Annex A

                     SUMMARY OF INVESTMENT LIMIATIONS

     The   following   chart   contains  a  summary  of  the   fundamental   and
non-fundamental investment limitations of the Fund and the Portfolio. A policy that is fundamental may not be changed without shareholder approval.


                             INVESTMENT LIMITATIONS
                THE FUND                              THE PORTFOLIO
Borrowing Money and Issuing Senior       Borrowing Money and Issuing Senior
Securities (fundamental)                 Securities (fundamental)

The Fund may borrow money, directly or   The Portfolio may not borrow money
indirectly, and issue senior securities  except for temporary or emergency
to the maximum extent permitted under    purposes and then only in an amount
the Investment Company Act of 1940       not exceeding one-third of the value
(1940 Act).                              of total assets.  Any borrowing will
                                         be done from a bank and to the extent
                                         that such borrowing exceeds 5% of the
                                         value of the Portfolio's assets, asset
                                         coverage of at least 300% is required.
                                         All borrowings in excess of 5% of a
                                         Portfolio's total assets will be
                                         repaid before making additional
                                         investments and any interest paid on
                                         such borrowings will reduce income.
The Fund has no corresponding            Investing in Companies for the Purpose
limitation.                              of Exercising Control (fundamental)

                                         The Portfolio may not invest in
                                         companies for the purpose of
                                         exercising control.
Investing in Real Estate (fundamental)   Investing in Real Estate (fundamental)

The Fund may not purchase or sell real   The Portfolio may not purchase or sell
estate, provided that this restriction   real estate, real estate limited
does not prevent the Fund from           partnership interests, commodities or
investing in issuers which invest,       commodities contracts.  However,
deal, or otherwise engage in             subject to their permitted
transactions in real estate or           investments, any Portfolio may invest
interests therein, or investing in       in companies that invest in real
securities that are secured by real      estate commodities or commodities
estate or interests therein.             contracts and may invest in financial
                                         futures contracts and related options.

Investing in Commodities (fundamental)   The Portfolio has no corresponding
                                         limitation.
The Fund may not purchase or sell
physical commodities, provided that the
Fund may purchase securities of
companies that deal in commodities.
Underwriting (fundamental)               Underwriting (fundamental)

The Fund may not underwrite the          The Portfolio may not act as an
securities of other issuers, except      underwriter of securities of other
that the Fund may engage in              issuers except as it may be deemed an
transactions involving the acquisition,  underwriter under federal securities
disposition or resale of its portfolio   laws in selling a portfolio security.
securities, under circumstances where
it may be considered to be an
underwriter under the Securities Act of
1933.
Lending Cash or Securities (fundamental) Lending Cash or Securities
                                         (fundamental)
The Fund may not make loans, provided
that this restriction does not prevent   The Portfolio may not make loans,
the Fund from purchasing debt            except that a Portfolio may (i)
obligations, entering into repurchase    purchase or hold debt instruments in
agreements, lending its assets to        accordance with its investment
broker/dealers or institutional          objective and policies; (ii) enter
investors and investing in loans,        into repurchase agreements; and (iii)
including assignments and participation  engage in securities lending.
interests.
Concentration of Investments             Concentration of Investments
(fundamental)                            (fundamental)

The Fund will not make investments that The Portfolio may not purchase any will result in the concentration of its securities which would cause more than
investments in the securities of         25% of the total assets of the
issuers primarily engaged in the same    Portfolio to be invested in the
industry. Government securities,         securities of one or more issuers
municipal securities and bank            conducting their principal business
instruments will not be deemed to        activities in the same industry.
constitute an industry.
Pledging Assets (non-fundamental)        Pledging Assets (fundamental)

The Fund will not mortgage, pledge, or   The Portfolio may not pledge, mortgage
hypothecate any of its assets, provided  or hypothecate assets except to secure
that this shall not apply to the         permitted temporary borrowings in
transfer of securities in connection     aggregate amounts not to exceed 10% of
with any permissible borrowing or to     total assets taken at current value at
collateral arrangements in connection    the time of the incurrence of such
with permissible activities.             loan, except as permitted with respect
                                         to securities lending.
The Fund has no corresponding            Issuing Senior Securities (fundamental)
limitation.
                                         The Portfolio may not issue senior
                                         securities (as defined in the 1940
                                         Act), except in connection with
                                         permitted borrowings as described
                                         above or as permitted by rule,
                                         regulation or order of the Securities
                                         and Exchange Commission.
Buying on Margin (non-fundamental)       Buying on Margin (non-fundamental)

The Fund may not purchase securities on  The Portfolio may not purchase
margin, provided that the Fund may       securities on margin, except that the
obtain short-term credits necessary for Trust may obtain short-term credits as the clearance of purchases and sales of necessary for the clearance of
securities, and further provided         security transactions.
that the Fund may make margin deposits
in connection with its use of financial
options and futures, forward and spot
currency contracts, swap transactions
and other financial contracts or
derivative instruments.
Investing in Illiquid Securities         Investing in Illiquid Securities
(non-fundamental)                        (non-fundamental)

The Fund may not purchase securities     The Portfolio may not invest in
for which there is no readily available  illiquid securities in an amount
market, or enter into repurchase         exceeding, in the aggregate, 15% of
agreements or purchase time deposits     its net assets.
maturing in more than seven days, if
immediately after and as a result, the
value of such securities would exceed,
in the aggregate, 15% of the Fund's net
assets.
The Fund has no corresponding            Investing in Oil and Mineral Interests
limitation.                              (non-fundamental)

                                         The Portfolio may not invest in
                                         interests in oil, gas or other mineral
                                         exploration or development programs
                                         and oil, gas or mineral leases.

                                                                  EXHIBIT A

                   AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this __________________, 2004, by and between Federated Municipal Securities Income Trust, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the "Federated Trust"), with respect to Federated Michigan Intermediate Municipal Trust (the "Acquiring Fund"), a series of the Federated Trust, and the Golden Oak(R) Family of Funds, a Delaware statutory trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 (the "Golden Oak(R) Trust"), with respect to Golden Oak(R) Michigan Tax Free Bond Portfolio, a series of the Golden Oak(R) Trust ("Acquired Fund" and, collectively with the Acquiring Fund, the "Funds").

     This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of the Acquired Fund in exchange for shares of the Acquiring Fund ("Acquiring Fund Shares"); and (ii) the distribution of the Acquiring Fund Shares to the holders of the Class A Shares and Institutional Shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

     WHEREAS, the Acquiring Fund and the Acquired Fund are a separate series of the Federated Trust and the Golden Oak(R) Trust, respectively, and the Federated Trust and the Golden Oak(R) Trust are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

     WHEREAS, the Acquiring Fund and the Acquired Fund are each authorized to issue their shares of beneficial interest;

     WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

     WHEREAS, the Trustees of the Golden Oak(R) Trust have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization;

     NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

Article I

     TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND
                   SHARES AND LIQUIDATION OF THE ACQUIRED FUND

     1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to the Acquiring Fund. In exchange, the Acquiring Fund agrees: (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of each class of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of such class of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Holders of Class A Shares and Institutional Shares of the Acquired Fund will receive Acquiring Fund Shares. Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

     1.2 ASSETS TO BE ACQUIRED. The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

     The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund's assets as of the date of such statements. The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

     1.3 LIABILITIES TO BE DISCHARGED. The Acquired Fund will discharge all of its liabilities and obligations prior to the Closing Date.

     1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is conveniently practicable: (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the "Acquired Fund Shareholders"), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer. After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

     1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund's transfer agent. Acquiring Fund Shares will be issued simultaneously to the Acquired Fund, in an amount equal in value to the aggregate net asset value of the Acquired Fund Shares, to be distributed to Acquired Fund Shareholders.

     1.6 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

     1.7 REPORTING RESPONSIBILITY. Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

     1.8 TERMINATION. The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

     1.9 BOOKS AND RECORDS. All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

Article II

                                    VALUATION

     2.1 VALUATION OF ASSETS. The value of the Acquired Fund's assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust's Declaration of Trust (the "Trust Instrument") and the Acquiring Fund's then current Prospectus and Statement of Additional Information or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust Instrument and the Acquiring Fund's then current Prospectus and Statement of Additional Information, or such other valuation procedures as shall be mutually agreed upon by the parties.

     2.3 SHARES TO BE ISSUED. The number of the Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets, shall be determined by (a) multiplying the shares outstanding of each class of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of such class of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund determined in accordance with paragraph 2.2.

     2.4 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

Article III

                            CLOSING AND CLOSING DATE

     3.1 CLOSING DATE. The closing shall occur on or about __________ 2004, or such other date(s) as the parties may agree to in writing (the "Closing Date"). All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein. The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

     3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the "Custodian"), shall deliver at the Closing a certificate of an authorized officer stating that: (a) the Acquired Fund's portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

     3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the scheduled Closing Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

     3.4 TRANSFER AGENT'S CERTIFICATE. Boston Financial Data Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Federated Trust or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

Article IV

                         REPRESENTATIONS AND WARRANTIES

     4.1 REPRESENTATIONS OF THE ACQUIRED FUND. The Golden Oak(R)Trust, on behalf of the Acquired Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

a) The Acquired Fund is a legally designated, separate series of a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware.

b) The Golden Oak(R) Trust is registered as an open-end management investment company under the 1940 Act, and the Golden Oak(R) Trust's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

c) The current Prospectus and Statement of Additional Information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquired Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Golden Oak(R) Trust's Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e) The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement. The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that could materially and adversely affect its business or its ability to consummate the transactions contemplated herein.

g) The financial statements of the Acquired Fund as of January 31, 2004, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Federated Trust on behalf of the Acquiring
     Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h) The unaudited financial statements of the Acquired Fund as of July 31, 2003, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Federated Trust on behalf of the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of July 31, 2003, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

i) Since the date of the financial statements referred to in paragraph (h) above, there have been no material adverse changes in the Acquired Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Federated Trust on behalf of the Acquiring Fund. For the purposes of this paragraph (i), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

j) All federal and other tax returns and reports of the Acquired Fund required by law to be filed, have been filed, and all federal and other taxes shown to be due on such returns and reports have been paid or provision shall have been made for the payment thereof. To the best of the Golden Oak(R) Trust's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

k) All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund. All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund's transfer agent as provided in paragraph 3.4. The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

l) At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the state of Delaware, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

m) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund.
     Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

n) The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

o) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Golden Oak(R)Trust with respect to the Acquired Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

p) The Acquired Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Delaware law for the execution of this Agreement by the Golden Oak(R)Trust, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Delaware law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

     4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the Golden Oak(R) Trust, on behalf of the Acquired Fund, as follows:

a) The Acquiring Fund is a legally designated, separate series of a business trust, duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

b) The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c)   The current  Prospectus  and  Statement of  Additional  Information  of the
     Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Federated Trust's Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e) Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that could materially and adversely affect its business or its ability to consummate the transaction contemplated herein.

f) The financial statements of the Acquiring Fund as of August 31, 2003 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g) The unaudited financial statements of the Acquiring Fund as of February 29, 2004, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund. For the purposes of this paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

i) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown to be due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

k) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws
     relating  to  or  affecting   creditors'   rights  and  to  general  equity
     principles.

l) Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m) The information to be furnished by the Acquiring Fund for use in no-action letters, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

n) From the effective date of the Registration Statement (as defined in paragraph 5.7), through the time of the meeting of the Acquired Fund Shareholders and on the Closing Date, any written information furnished by the Federated Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

o) The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

q) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

Article V

              COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

     5.1 OPERATION IN ORDINARY COURSE. The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

     5.2 APPROVAL OF SHAREHOLDERS. The Golden Oak(R) Trust will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

     5.3 INVESTMENT REPRESENTATION. The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

     5.4 ADDITIONAL INFORMATION. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund's shares.

     5.5 FURTHER ACTION. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

     5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Golden Oak(R) Trust's Treasurer.

     5.7 PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT. The Federated Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the "Registration Statement"). The
Registration Statement on Form N-14 shall include a proxy statement of the Acquired Fund and a Prospectus of the Acquiring Fund relating to the transactions contemplated by this Agreement. The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting of the Acquired Fund's Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

     5.8 The Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund's investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

Article VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

     The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

     6.1 All representations and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date and all covenants of the Acquiring Fund contained in this Agreement shall have been complied with in all material respects as of the Closing Date. The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund's name by the Federated Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

Article VII

            CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

     The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

     7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date and all covenants of the Acquired Fund contained in this Agreement shall have been complied with in all material respects as of the Closing Date. The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund's name by the Golden Oak(R) Trust's President or Vice President and the Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

     7.2 The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund's assets and liabilities, together with a list of the Acquired Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Golden Oak(R) Trust.

Article VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
                        ACQUIRING FUND AND ACQUIRED FUND

     If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

     8.1 This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Golden Oak(R) Trust's Trust Instrument and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

     8.2 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

     8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

     8.4 The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

     8.5 The parties shall have received an opinion of Dickstein Shapiro Morin & Oshinsky LLP substantially to the effect that for federal income tax purposes:

a) The transfer of all of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund's assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d) No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e) The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization. The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f) The tax basis of the Acquired Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization. The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

     Such opinion shall be based on customary assumptions and such representations as Dickstein Shapiro Morin & Oshinsky LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. The foregoing opinion may state that no opinion is expressed as to the effect of the Reorganization on the Acquiring Fund, the Acquired Fund or any Acquired Fund Shareholder with respect to any asset as to which unrealized gain or loss is required to be reorganized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

Article IX

                                    EXPENSES

     9.1 Federated Investors, Inc., on behalf of the Acquiring Fund, and CB Capital Management, Inc., on behalf of the Acquired Fund, or their respective affiliates will pay all expenses associated with Acquiring Fund's and Acquired Fund's, as the case may be, participation in the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs. Registration fees will be borne by the Federated Trust on an as-incurred basis.

Article X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

     10.1 The Federated Trust, on behalf of the Acquiring Fund, and the Golden Oak(R) Trust, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

     10.2 Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

Article XI

                                   TERMINATION

     11.1 This Agreement may be terminated by the mutual agreement of the Federated Trust and the Golden Oak(R) Trust. In addition, either the Federated Trust or the Golden Oak(R) Trust may at its option terminate this Agreement at or before the Closing Date due to:

a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c) a determination by a party's Board of Trustees, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Golden Oak(R) Trust or the Federated Trust, respectively, and notice given to the other party hereto.

     11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either the Acquiring Fund, the Acquired Fund, the Federated Trust, the Golden Oak(R) Trust, or their respective Trustees or officers, to the other party or its Trustees or officers.

Article XII

                                   AMENDMENTS

     12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Golden Oak(R) Trust and the Federated Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph
5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

Article XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

     13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

     13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

     13.3 This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Massachusetts.

     13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     13.5 It is expressly agreed that the obligations of the Acquiring Fund shall not be binding upon any of the Federated Trust Trustees, shareholders, nominees, officers, agents or employees of the Federated Trust personally, but shall bind only the trust property of the Acquiring Fund as provided in the Trust Instrument of the Federated Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust and signed by authorized officers of the Federated Trust acting as such. Neither the authorization of such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of the Acquiring Fund as provided in the Federated Trust's Trust Instrument.

     IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.


                                    GOLDEN OAK(R) FAMILY OF FUNDS
                                    on behalf of its portfolio,
                                    Golden Oak(R) Michigan Tax Free Bond
                                    Portfolio


                           /s/      ___________________________________





                                    FEDERATED MUNICIPAL SECURITIES INCOME
                                    TRUST

                                    on behalf of its portfolio,

                                    Federated Michigan Intermediate
                                    Municipal Trust





                           /s/      ____________________________________




                                                                  Exhibit B

                MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

Federated Michigan Intermediate Municipal Trust

Market Environment

The last year saw considerable volatility in interest rates, although when all was said and done rates ended only slightly higher than where they started. According to Municipal Market Data,1 during the reporting period the 10-year AAA muni bond yield rose from 3.72% on August 31, 2002 to 3.95% on August 31, 2003. After trading in a range from September 2002 to May 2003, rates plunged to 40-year lows in June 2003 as the yield on 10-year AAA muni bonds fell to 2.85%. Then, with the cessation of major hostilities in Iraq, the Federal Reserve Board indicating no plans for further easing of interest rates, and indications that the economy was finally picking up, rates sharply rose for the remainder of the reporting period. Rising rates were accompanied by a steepening of the curve.

The past year also saw an enormous supply of new municipal bonds. Issuance in 2002 set a record at $352 billion. The pace continued this year during the reporting period.

Municipal credit quality deteriorated during the reporting period. Across the country, states and local governments saw their finances squeezed. Several years of a sluggish economy have reduced revenues while expenditures remained high. Many entities have drawn down reserves and tapped into one-time revenue sources to balance their budgets. Over the 12-month reporting period the ratings agencies downgraded or placed on negative outlook the ratings of more than half of the states.

The Michigan Market

The issuance of Michigan exempt debt increased by 13% for the 12-month reporting period ended August 31, 2003, compared with the prior 12 months. The demand for Michigan exempt bonds remained strong through the reporting period. Spreads on Michigan bonds widened slightly, from two to four basis points along the curve, during the reporting period.

The state addressed a $2 billion budget shortfall for fiscal year 2004, through a combination of spending cuts and revenue enhancements. The budget that was adopted called for replenishing the state's reserve funds which had been drawn down over the previous three years. Some of the state spending cuts have been passed to local entities in the form of reduced aid.

During the reporting period, the state's fiscal issues led to scrutiny of its ratings. Moody's placed Michigan's Aaa rating on negative outlook in 2001.
Responding to the budget and signs of an improving economy, Moody's removed Michigan from the watchlist and confirmed its Aaa rating in July 2003. In March 2003, Standard & Poor's revised the outlook on the state's AAA rating to negative.

Michigan has diversified its economy in recent years, but remained heavily dependent upon manufacturing, particularly automobiles, during the reporting period. Michigan's unemployment rate has generally been higher than the rest of the nation, reflecting this manufacturing dependence. Michigan's economy continued to lag during the reporting period.

Performance

The fund's total return over the 12-month reporting period was 3.58%,1 based on net asset value. Despite a volatile path, rates were not much removed from where they were a year ago. In such an environment, coupon income was a strong driver of total return, so the fund's strong income contributed to its return during the reporting period. Although the move in rates was small, rates ended the reporting period, were up so the fund's duration,2 which was slightly shorter than its benchmark, was also a positive contributor to performance.

The fund's best performing sectors were industrial development bonds, which tended to provide more yield; education, which benefited from spread tightening; and water & sewer. The fund also was fortunate to have several holdings prerefunded, which resulted in price appreciation. Lagging sectors were housing bonds, which were hurt by rising interest rates, and electric utilities.

During the reporting period the fund was a high-quality fund, with more than 80% of its holdings rated AAA or Aaa by Standard and Poor's or Moody's at the end of the reporting period. Less than 2% of the fund's holding rated below A- or A3 at the end of the reporting period.3

Strategy

The fund attempted to maximize tax exempt income within specific risk parameters. 4 Incremental return was provided to the portfolio by making relative value decisions involving credit spreads relationships to benchmarks, yield curve positioning, sector allocations, and appropriate bond structures (coupon and callability). In order to enhance the fund's income, the fund's strategy included selective purchases of single-A or triple-B rated securities to take advantage of wider spreads. At the same time the fund was positioned more defensively by keeping duration short to the benchmark and seeking premium coupons. The fund used interest rate swaps to help manage duration.

1 Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the reporting period based on offering price (i.e., less any applicable sales charge) was 0.45%. Current performance information is available at www.federatedinvestors.com or by calling 1-800-341-7400.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations

3 Credit ratings pertain only to the securities in the portfolio and do not protect fund shares against market risk.

4    Income may be subject to the federal alternative minimum tax.


GROWTH OF $10,000 INVESTMENT

The graph below illustrates the hypothetical investment of $10,0001 in the Federated Michigan Intermediate Municipal Trust (the "Fund") from August 31, 1993 to August 31, 2003 compared to the Lehman Brothers 7-Year General Obligation Municipal Bond Index (LB7GO) and the Lehman Brothers Municipal Bond Index (LBMB).2

The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. Federated Michigan Intermediate Municipal Trust (the "Fund") is represented by a solid line. The Lehman Brothers 7-Year General Obligation Municipal Bond Index ("LB7GO") is represented by a dotted line and the Lehman Brothers Municipal Bond Index ("LBMB") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Fund, the LB7GO and the LBMB. The "x" axis reflects computation periods from 8/31/93 to 8/31/03. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund, as compared to the LB7GO and the LBMB. The ending values were $15,895, $17,383 and $17,645, respectively.


Average Annual Total Returns for the Periods Ended 8/31/2003

--------------------------------------------------------------------
1 Year                               0.45%
--------------------------------------------------------------------
--------------------------------------------------------------------
5 Years                              4.27%
--------------------------------------------------------------------
--------------------------------------------------------------------
10 Years                             4.74%
--------------------------------------------------------------------
--------------------------------------------------------------------
Start of Performance (9/18/1991)     5.73%
--------------------------------------------------------------------


Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. For after-tax returns, visit www.federatedinvestors.com. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7GO and the LBMB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB7GO and the LBMB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. These indexes are unmanaged and it is not possible to invest directly in an index.

3 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

                MANAGEMENT' DISCUSSION OF FUND PERFORMANCE

Golden Oak(R) Michigan Tax Free Bond Portfolio

For the 12 month period ended January 31, 2004, Institutional Shares of the Michigan Tax Free Bond Portfolio had a total return of 3.57% (Class IS Shares, at NAV) and 3.31% (Class A Shares, at NAV) as compared to the Merrill Lynch 1-12 Year Municipal Index (the "Index")1 6.03% total return.2 Our expectation was that a strong U.S. economic recovery would increase the risk of inflation and lead to higher interest rates. Therefore, the Portfolio's duration was positioned shorter than the Index.3 The Michigan Tax Free Bond Portfolio's performance should have been nearer to the Index as interest rates "see-sawed" their way up and down during the year before ending slightly higher at year-end. The rise in rates should have benefited the shorter duration Michigan Tax Free Bond Portfolio relative to the longer Index. However, the high demand and low supply of municipal bonds pushed prices of longer maturity munis higher, making them the best performer. Longer duration portfolios outperformed shorter portfolios at year-end. The Michigan Tax Free Bond Portfolio's duration remains shorter than the Index.

(1) The Merrill Lynch 1-12 year Municipal Index is an unmanaged index tracking municipal securities. The Index is produced by Merrill Lynch, Pierce, Fenner & Smith, Inc. Investments cannot be made in an index.

(2) Performance quoted is based on NAV, represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return for the period based on offering price (i.e. less any applicable sales charge), for Class A Shares was (1.36)%.

(3) Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities of shorter durations.


Golden Oak(R) Michigan Tax Free Bond Portfolio

Institutional Shares
Growth of a $10,000 Investment+

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak(R) Michigan Tax Free Bond Portfolio (Institutional Shares) (the "Fund") from January 31, 1994 to January 31, 2004 compared to the Merrill Lynch 1-12 Year Municipal Index (ML1-12MI),1,3 the Lehman Brothers 3-10 Year Municipal Index (LB3-10MBI)1,3 and the Lipper Michigan Municipal Debt Funds Average (LMMDFA).1,4

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding components of the line graph are listed underneath. The Institutional Shares of the Golden Oak(R) Michigan Tax Free Bond Portfolio (the "Fund") is represented by a solid square line. The Merrill Lynch 1-12 Year Municipal Index ("ML1-12MI") is represented by a solid diamond line, the Lipper Michigan Municipal Debt Funds Average is represented by a solid triangle line and the Lehman Brothers 3-10 Year Municipal Index ("LB3-10MBI") is represented by a solid circle line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Institutional Shares of the Fund, the ML1-12MI, the LMMDFA and the LB3-10MBI. The "x" axis reflects computation periods from 1/31/1994 to 1/31/2004. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Institutional Shares, as compared to the ML1-12MI, the LMMDFA and the LB3-10MBI. The ending values were $15,626, $17,560, $16,163 and $17,227, respectively.

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED JANUARY 31, 2004

1 Year                                3.57%
5 Years                               4.44%
10 Years                              4.56%

Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-12MI, LB3-10MBI and LMMDFA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

(2) Performance for the period prior to June 23, 1997, when the Golden Oak(R) Value Portfolio of the Arbor Funds began operating as a registered mutual fund, represents performance for the Adviser's similarly managed predecessor common trust fund. This past performance has been adjusted to reflect fees and expenses for the Fund. The Adviser's common trust fund was not a registered mutual fund under the 1940 Act and therefore was not subject to the same investment and tax restrictions. If it had been, the common trust fund's performance might have been lower.

(3)  The  ML1-12MI  and  LB3-10MBI  are not  adjusted  to reflect  taxes,  sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indices are unmanaged.

(4) The LMMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category indicated and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

+ Golden Oak(R) Michigan Tax Free Bond Portfolio is the successor to the Golden Oak(R) Michigan Tax Free Bond Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

Golden Oak(R) Michigan Tax Free Bond Portfolio

Class A Shares
Growth of a $10,000 Investment+

The graph below illustrates the hypothetical investment of $10,0001 in Golden Oak(R) Michigan Tax Free Bond Portfolio (Class A Shares) (the "Fund") from January 31, 1994 to January 31, 2004 compared to the Merrill Lynch 1-12 Year Municipal Index (ML1-12MI),1,3 the Lehman Brothers 3-10 Year Municipal Index (LB3-10MBI)1,3 and the Lipper Michigan Municipal Debt Funds Average (LMMDFA).1,4

The  graphic   presentation  here  displayed  consists  of  a  line  graph.  The corresponding components of the line graph are listed underneath. The Class A Shares of the Golden Oak(R) Michigan Tax Free Bond Portfolio (the "Fund") is represented by a solid square line. The Merrill Lynch 1-12 Year Municipal Index ("ML1-12MI") is represented by a solid diamond line, the Lipper Michigan Municipal Debt Funds Average is represented by a solid triangle line and the Lehman Brothers 3-10 Year Municipal Index ("LB3-10MBI") is represented by a solid circle line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the Fund, the ML1-12MI, the LMMDFA and the LB3-10MBI. The "x" axis reflects computation periods from 1/31/1994 to 1/31/2004. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the Fund's Class A Shares, as compared to the ML1-12MI, the LMMDFA and the LB3-10MBI. The ending values were $14,582, $17,560, $16,163 and $17,227, respectively.


AVERAGE ANNUAL TOTAL RETURN5 FOR THE PERIOD ENDED JANUARY 31, 2004

        1 Year                      (1.36)%
       5 Years                       3.24%
       10 Years                      3.84%


Past performance is no guarantee of future results. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

(1) Represents a hypothetical investment of $10,000 in the Fund's Class A Shares after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The ML1-12MI, LB3-10MBI and LMMDFA have been adjusted to reflect reinvestment of dividends on securities in the indices and average.

(2) Performance for the period prior to June 23, 1997, when the Golden Oak(R) Value Portfolio of the Arbor Funds began operating as a registered mutual fund, represents performance for the Adviser's similarly managed predecessor common trust fund. This past performance has been adjusted to reflect fees and expenses for the Fund. The Adviser's common trust fund was not a registered mutual fund under the 1940 Act and therefore was not subject to the same investment and tax restrictions. If it had been, the common trust fund's performance might have been lower.

(3)  The  ML1-12MI  and  LB3-10MBI  are not  adjusted  to reflect  taxes,  sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indices are unmanaged.

(4) The LMMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the respective category, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the Securities and Exchange Commission requires to be reflected in a fund's performance.

(5) Total returns quoted reflect all applicable sales charges. + Golden Oak(R) Michigan Tax Free Bond Portfolio is the successor to the Golden Oak(R)
     Michigan Tax Free Bond Portfolio of The Arbor Funds pursuant to a reorganization that took place on August 26, 2002. The information presented above, for the periods prior to August 26, 2002, is historical information for the predecessor Arbor Funds portfolio.

                                                                  Exhibit C

                              Financial Highlights
                 Federated michigan intermediate municipal trust

The Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund's audited financial statements, is included in the Annual Report.

(For a Share Outstanding Throughout Each Period)



--------------------------------------------------------------------------------------------
Year Ended August 31                      2003        2002    2001        2000      1999
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $11.22      $11.06   $10.64      $10.62    $11.09
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Income From Investment Operations:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net investment income                   0.45         0.50 1    0.53       0.53      0.53
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)
on investments and swap contracts      (0.05)       0.16 1     0.42        0.02     (0.47)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
TOTAL FROMINVESTMENT OPERATIONS         0.40        0.66       0.95        0.55     0.06
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Less Distributions:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Distributions from net investment
        income                         (0.45)     (0.50)    (0.53)      (0.53)      (0.53)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net Asset Value, End of Period        $11.17      $11.22      $11.06      $10.64      $10.62
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return2                         3.58%       6.15%       9.12%        5.39%       0.47%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Expenses                             0.50%      0.50%       0.50%       0.50%          0.50%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net investment income                3.96%       4.53%1     4.86%      5.07%       4.81%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Expense waiver3                      0.36%       0.39%       0.42%  0.52%        0.50%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Supplemental Data:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Net assets, end of
     period (000 omitted)      $147,959      $134,718      $107,043    $89,177     $74,510
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Portfolio turnover                 15%         19%            13%           40%        17%
--------------------------------------------------------------------------------------------


1 Effective September 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements


Federated

WORLD-CLASS INVESTMENT MANAGER

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor
Cusip 313923302

_________ (7/04)












                     STATEMENT OF ADDITIONAL INFORMATION



                               August __, 2004



                         Acquisition of the assets of



                 GOLDEN OAK(R) MICHIGAN TAX FREE BOND PORTFOLIO

                  a portfolio of Golden Oak(R) Family of Funds

                         (A Delaware Statutory Trust)


                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010
                         Telephone No: 1-800-341-7400


                       By and in exchange for Shares of



               FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST

          a portfolio of Federated Municipal Securities Income Trust

                       (A Massachusetts Business Trust)


                          Federated Investors Funds
                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7000
                         Telephone No: 1-800-341-7400


            This Statement of Additional Information dated August __, 2004 is not a prospectus. A Prospectus/Proxy Statement dated August __, 2004 related to the above-referenced matter may be obtained from Federated Municipal Securities Income Trust, on behalf of Federated Michigan Intermediate Municipal Trust, Federated Investors Funds, 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237-7000. This Statement of Additional Information should be read in conjunction with such Prospectus/Proxy Statement.




                              TABLE OF CONTENTS



1. Statement of Additional Information of Federated Michigan Intermediate Municipal Trust, a portfolio of Federated Municipal Securities Income Trust, dated October 31, 2003.

2. Statement of Additional Information of Golden Oak(R) Michigan Tax Free Bond Portfolio, a portfolio of Golden Oak(R) Family of Funds, dated March 31, 2004.

3. Pro Forma combined Financial Statements of Federated Michigan Intermediate Municipal Trust and Golden Oak(R) Michigan Tax Free Bond Portfolio, six months ended February 29, 2004 (unaudited).

4. Pro Forma combined Financial Statements of Federated Michigan Intermediate Municipal Trust and Golden Oak(R) Michigan Tax Free Bond Portfolio, year ended August 31, 2003 (unaudited).

5. Financial Statements of Golden Oak Michigan Tax Free Bond Portfolio dated January 31, 2004 (audited).

6. Financial Statements of Federated Michigan Intermediate Municipal Trust, dated February 29, 2004 (unaudited) and August 31, 2003 (audited).




                    INFORMATION INCORPORATED BY REFERENCE



            The Statement of Additional Information of Federated Michigan Intermediate Municipal Trust, a portfolio of Federated Municipal Securities Income Trust (the "Federated Trust"), is incorporated by reference to the Trust's Post-Effective Amendment No. 35 to its Registration Statement on Form N-1A (File No. 33-36729), which was filed with the Securities and Exchange Commission on or about October 28, 2003. A copy may be obtained from the Trust at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-341-7400.

            The Statement of Additional Information of Golden Oak(R) Michigan Tax Free Bond Portfolio, a portfolio of Golden Oak(R) Family of Funds (the "Golden Oak(R) Trust"), is incorporated by reference to the Corporation's Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A (File No. 333-90412), which was filed with the Securities and Exchange Commission on or about March 31, 2004. A copy may be obtained from the Corporation at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. Telephone Number: 1-800-341-7400.

            The audited financial statements of the Federated Michigan Intermediate Municipal Trust dated August 31, 2003, are incorporated by reference to the Annual Report to Shareholders of the Fund, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about October 27, 2003.

            The audited financial statements of the Golden Oak(R) Michigan Tax Free Bond Portfolio dated January 31, 2004, are incorporated by reference to the Annual Report to Shareholders of the Portfolio, which was filed with the Securities and Exchange Commission pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about March 31, 2004.

     The unaudited financial statements of the Federated Michigan Intermediate Municipal Trust dated February 29, 2004 are incorporated by reference to the Semi-Annual Report to Shareholders of the Fund which was filed with the SEC pursuant to Section 30(b) of the Investment Company Act of 1940, as amended, on or about April 27, 2004.



                                           Golden Oak Michigan Tax Free Bond Portfolio
                                         Federated Michigan Intermediate Municipal Trust
                                          Pro Forma Combining Portfolios of Investments
                                     For the six months ended February 29, 2004 (Unaudited)


 Golden Oak  Federated  Pro Forma                                     Credit Rating1   Golden Oak       Federated     Pro Forma
  Michigan    Michigan  Combined                                                        Michigan        Michigan       Combined
  Tax Free   Intermediate                                                               Tax Free      Intermediate
    Bond     Municipal                                                               Bond Portfolio  Municipal Trust
 Portfolio     Trust
Long-Term Municipals -
97.6%
Michigan -
97.6 %
$0           $1,020,000 $1,020,000  Allen Park, MI, Public School     AA+/Aa1        $-              $1,060,463      $1,060,463
                                    District, School Building &
                                    Site UT GO Bonds, 3.00%
                                    (Q-SBLF GTD), 5/1/2008
0            500,000    500,000     Anchor Bay, MI, School            AA+/Aa1          -             579,730         579,730
                                    District, Refunding UT GO
                                    Bonds (Series III), 5.50%
                                    (Q-SBLF GTD), 5/1/2014
0            1,000,000  1,000,000   Anchor Bay, MI, School            AA+/Aa1          -             1,144,020       1,144,020
                                    District, Refunding UT GO
                                    Bonds (Series III), 5.50%
                                    (Q-SBLF GTD), 5/1/2017
0            500,000    500,000     Anchor Bay, MI, School            AA+/Aa1          -             570,000         570,000
                                    District, School Building &
                                    Site UT GO Bonds, 5.00%
                                    (Q-SBLF GTD), 5/1/2012
0            1,070,000  1,070,000   Anchor Bay, MI, School            AAA/Aaa          -             1,253,066       1,253,066
                                    District, UT GO Bonds (Series
                                    19991), 5.75% (FGIC INS and
                                    Q-SBLF)/(Orginal Issue Yield:
                                    5.80%), 5/1/2014 Preredunded
                                    5/1/2009
365,000      0          365,000     Anchor Bay, MI School             AAA/Aaa        443,906         -               443,906
                                    District, (Series II), 6.125%
                                    (Q-SBLF LOC)/(Original Issue
                                    Yield: 5.15%), 5/1/2011
0            500,000    500,000     Ann Arbor, MI, Public School      AA+/Aa1          -             571,025         571,025
                                    District, Refunding UT GO
                                    Bonds, 5.00% (Q-SBLF GTD),
                                    5/1/2011
0            500,000    500,000     Ann Arbor, MI,Water Supply        AAA/Aaa          -             567,460         567,460
                                    System, Refunding Revenue
                                    Bonds (Series Y), 5.00% (MBIA
                                    Insurance Corp. INS), 2/1/2010
0            600,000    600,000     Avondale, MI, School              AA+/Aa1          -             677,946         677,946
                                    District, School Building &
                                    Site UT GO Bonds, 5.00%
                                    (Q-SBLF GTD), 5/1/2009
0            500,000    500,000     Avondale, MI, School              AA+/Aa1          -             568,735         568,735
                                    District, School Building &
                                    Site UT GO Bonds, 5.00%
                                    (Q-SBLF GTD), 5/1/2010
250,000      0          250,000     Big Rapids, MI Public School      AAA/Aaa        268,215         -               268,215
                                    District, (UT GO), 7.30%
                                    (FGIC and Q-SBLF
                                    LOCs)/(Original Issue Yield:
                                    5.15%), 5/1/2005
1,500,000    0          1,500,000   Bishop, MI International          A              1,568,700       -               1,568,700
                                    Airport Authority, (Series
                                    B), 5.125% (Original Issue
                                    Yield: 5.25%), 12/1/2017
0            1,090,000  1,090,000   Boyne City, MI, Public School     AAA/Aaa          -             1,256,138       1,256,138
                                    District, UT GO Bonds, 5.60%
                                    (FGIC INS)/(Origianl Issue
                                    Yield: 5.70%), 5/1/2014
0            1,215,000  1,215,000   Bridgeport Spaulding, MI,         AA+/Aa1          -             1,399,887       1,399,887
                                    Community School District, UT
                                    GO Bonds, 5.50% (Q-SBLF GTD),
                                    5/1/2015
0            1,125,000  1,125,000   Brighton Township, MI, LT GO      AAA/Aaa          -             1,238,029       1,238,029
                                    Sanitary Sewer Drainage
                                    District, 5.25% (FSA
                                    INS)/(Orginal Issue Yield:
                                    5.68%), 10/1/2020
0            2,050,000  2,050,000   Caledonai, MI, Community          AA+/Aa1          -             2,310,821       2,310,821
                                    Schools, UT GO Bonds, 5.40%
                                    (Q-SBLF GTD)/(Orginal Issue
                                    Yield: 5.48%), 5/1/2018
860,000      0          860,000     Central Michigan University,      AAA/Aaa        961,979         -               961,979
                                    Refunding Revenue Bonds,
                                    5.20% (FGIC LOC)/(Original
                                    Issue Yield: 5.227%),
                                    10/1/2009
0            1,775,000  1,775,000   Charles Stewart Mott              AAA/Aaa          -             2,023,677       2,023,677
                                    Community College, MI,
                                    Building & Improvement UT GO
                                    Bonds, 5.50% (FGIC
                                    INS)/(Original Issue Yield:
                                    5.63%), 5/1/2018
0            1,070,000  1,070,000   Charlevoix, MI, Public School     AA+/Aa1          -             1,217,917       1,217,917
                                    District, Refunding UT GO
                                    Bonds, 5.25% (Q-SBLF GTD),
                                    5/1/2014
0            1,245,000  1,245,000   Charlevoix, MI, Public School     AA+/Aa1          -             1,399,430       1,399,430
                                    District, Refunding UT GO
                                    Bonds, 5.25% (Q-SBLF GTD),
                                    5/1/2016
0            1,690,000  1,690,000   Chippewa Valley, MI, Schools,     AA+/Aa1          -             1,909,548       1,909,548
                                    Refunding UT GO Bonds, 5.00%
                                    (Q-SBLF GTD), 5/1/2009
0            1,775,000  1,775,000   Chippewa Valley, MI, School       AA+/Aa1          -             2,045,102       2,045,102
                                    Building & Site Refunding
                                    Bonds, 5.50% (Q-SBLF GTD),
                                    5/1/2015
0            1,000,000  1,000,000   Cornell Township MI, Economic     BBB/Baa2         -             1,062,890       1,062,890
                                    Development Corp., Refunding
                                    Revenue Bonds, 5.875%
                                    (MeadWestvaco Corp.), 5/1/2018
0            1,070,000  1,070,000   Detroit, MI, Building             AAA/Aaa          -             1,212,791       1,212,791
                                    Authority, Parking & Arena
                                    System Revenue Bonds (Series
                                    1998A), 5.25% (MBIA Insurance
                                    Corp, INS), 7/1/2008
0            2,665,000  2,665,000   Detroit, MI, City School          AA+/Aa1          -             3,073,038       3,073,038
                                    District, UT GO Bonds (Series
                                    2001A), 5.50% (Q-SBLF GTD),
                                    5/1/2009
0            1,000,000  1,000,000   Detroit, MI, Convention           AAA/Aaa          -             1,132,190       1,132,190
                                    Facility Special Tax
                                    Refunding Revenue Bonds
                                    (Series 2003), 5.00% (Cobo
                                    Hall Project)/(MBIA Insurance
                                    Corp. INS), 9/30/2009
200,000      0          200,000     Detroit, MI, (UT GO), 5.00%       AAA/Aaa        204,638         -               204,638
                                    (AMBAC LOC)/(Original Issue
                                    Yield: 5.10%), 5/1/2003
1,000,000    0          1,000,000   Detroit, MI, (UT GO), 5.25%       AAA/Aaa        1,129,400       -               1,129,400
                                    (AMBAC LOC)/(Original Issue
                                    Yield: 5.29%), 5/1/2008
0            1,335,000  1,335,000   Detroit, MI, Refunding UT GO      AAA/Aaa          -             1,545,303       1,545,303
                                    Bonds, 5.75% (FSA INS),
                                    4/1/2010
0            1,000,000  1,000,000   Detroit, MI, UT GO Bonds          AAA/Aaa          -             1,072,310       1,072,310
                                    (Series 1999A), 5.00% (FSA
                                    INS)?(Original Issue Yield:
                                    5.16%), 4/1/2019
0            1,000,000  1,000,000   Detroit, MI, UT GO Bonds          AAA/Aaa          -             1,126,330       1,126,330
                                    (Series 2001A-1), 5.375%
                                    (MBIA Insurance Corp, INS),
                                    4/1/2017
0            1,000,000  1,000,000   Detroit/Wayne County, MI,         AAA/Aaa          -             1,112,440       1,112,440
                                    Stadium Authority, Revenue
                                    Bonds, 5.25% (FGIC
                                    INS)/(Original Issue Yield:
                                    5.55%), 2/1/2011
500,000      0          500,000     Detroit, MI Water Supply          AAA/Aaa        555,980         -               555,980
                                    System, (Series A), 5.10%
                                    (MBIA Insurance Corp.
                                    LOC)/(Original Issue Yield:
                                    5.20%), 7/1/2007
1,000,000    0          1,000,000   Detroit, MI Water Supply          AAA/Aaa        1,188,820       -               1,188,820
                                    System, (Series A), 5.75%
                                    (FGIC LOC)/(Original Issue
                                    Yield: 5.84%), 7/1/2019
0            1,000,000  1,000,000   Dickinson County, MI, EDC,        BBB/Baa2         -             1,109,020       1,109,020
                                    Refunding Environmental
                                    Improvement Revenue Bonds
                                    (Series 2002A), 5.75%
                                    (International Paper Co.),
                                    6/1/2016
0            1,925,000  1,925,000   East Grand Rapids, MI, Public     AA+/Aa1          -             2,176,135       2,176,135
                                    School District, Refunding UT
                                    GO Bonds (Series 2001), 5.50%
                                    (Q-SBLF GTD), 5/1/2019
315,000      0          315,000     East Lansing, MI, (Series B),     AA/A1          316,055         -               316,055
                                    4.85% (Original Issue Yield:
                                    4.849%), 10/1/2007
0            1,000,000  1,000,000   Ecorse, MI, Public School         AAA/Aaa          -             1,128,860       1,128,860
                                    District, UT GO Bonds, 5.50%
                                    (Q-SBLF GTD)/(FGIC
                                    INS)/(Original Issue Yield:
                                    5.59%), 5/1/2017
1,100,000    0          1,100,000   Farmington, MI, Public School     AAA/Aaa        1,189,529       -               1,189,529
                                    District, (UT GO), 4.00%
                                    (Q-SBLF LOC)/(Original Issue
                                    Yield: 4.27%), 5/1/2009
0            1,120,000  1,120,000   Ferndale, MI, Refunding UT GO     AAA/Aaa          -             1,230,690       1,230,690
                                    Bonds, 4.50% (FGIC INS),
                                    4/1/2008
0            2,160,000  2,160,000   Ferndale, MI, School              AA+/Aa1          -             2,427,926       2,427,926
                                    District, Refunding UT GO
                                    Bonds, 5.25% (Q-SBLF GTD),
                                    5/1/2016
675,000      0          675,000     Ferris State University of        AAA/Aaa        759,098         -               759,098
                                    Michigan, Refunding Revenue
                                    Bonds, 5.40% (AMBAC
                                    LOC)/(Original Issue Yield:
                                    5.45%), 10/1/2009
0            2,000,000  2,000,000   Forest Hills, MI, Public          NR/Aa2           -             2,205,320       2,205,320
                                    School, UT GO Bonds, 5.25%
                                    (Original Issue Yield: 5.50%,
                                    5/1/2019
0            250,000    250,000     Garden City, MI, School           AAA/Aaa          -             254,705         254,705
                                    District, UT GO Refunding
                                    Bonds, 5.90% (Q-SBLF
                                    GTD)/(FSA INS), 5/1/2005
0            565,000    565,000     Garden City, MI, School           AAA/Aaa          -             575,735         575,735
                                    District, UT GO Refunding
                                    Bonds, 6.00% (Q-SBLF
                                    GTD)/(FSA INS), 5/1/2006
0            515,000    515,000     Garden City, MI, School           AAA/Aaa          -             524,873         524,873
                                    District, UT GO Refunding
                                    Bonds, 6.10 % (Q-SBLF
                                    GTD)/(FSA INS), 5/1/2007
200,000      0          200,000     Grand Rapids, MI, 6.60% (MBIA     AAA/Aaa        206,816         -               206,816
                                    Insurance Corp.
                                    LOC)/(Original Issue Yield:
                                    6.70%), 6/1/2008
0            1,000,000  1,000,000   Harper Creek, MI, Community       AA+/Aa1          -             1,082,960       1,082,960
                                    School District, UT GO Bonds,
                                    5.125% (Q-SBLF GTD)/(Original
                                    Issue Yield:5.21%), 5/1/2021
0            1,000,000  1,000,000   Hartland, MI, Consolidated        AAA/Aa1          -             1,130,240       1,130,240
                                    School District, Refunding UT
                                    GO Bonds, 5.375% (Q-SBLF
                                    GTD), 5/1/2016
0            1,650,000  1,650,000   Hartland, MI, Consolidated        AAA/Aa1          -             1,947,066       1,947,066
                                    School District, Refunding UT
                                    GO Bonds, 5.75% (Q-SBLF GTD),
                                    5/1/2010
0            1,315,000  1,315,000   Hazel Park, MI, School            AA+/Aa1          -             1,480,243       1,480,243
                                    District, UT GO Bonds, 5.00%
                                    (Q-SBLF GTD), 5/1/2013
0            1,275,000  1,275,000   Hazel Park, MI, School            AA+/Aa1          -             1,427,273       1,427,273
                                    District, UT GO Bonds, 5.00%
                                    (Q-SBLF GTD), 5/1/2008
1,000,000    0          1,000,000   Howell, MI Public Schools,        AAA/Aaa        1,017,230       -               1,017,230
                                    (UT GO), 5.00% (FGIC and
                                    Q-SBLF LOCs_/(Original Issue
                                    Yield: 5.10%), 5/1/2008
1,575,000    0          1,575,000   Howell, MI Public Schools,        AAA/Aaa        1,761,779       -               1,761,779
                                    (GO UT), 5.25% (Q-SBLF
                                    LOC)/(Original Issue Yield:
                                    4.89%), 5/1/2017
0            1,660,000  1,660,000   Hemlock, MI, Public School        AAA/Aa1          -             1,887,254       1,887,254
                                    District, UT GO Bonds, 5.50%
                                    (Q-SBLF GTD), 5/1/2018
0            1,375,000  1,375,000   Howell, MI, Public Schools,       AAA/Aa1          -             1,564,915       1,564,915
                                    Refunding UT GO Bonds (Series
                                    2001), 5.25% (Q-SBLF GTD),
                                    5/1/2014
0            2,000,000  2,000,000   Howell, MI, Public Schools,       AAA/Aaa          -             2,354,340       2,354,340
                                    UT GO Bonds, 5.875% (Q-SBLF,
                                    United States Treasury GTD
                                    and MBIA Insurance Corp.
                                    INS)/(Original Issue Yield:
                                    5.95%), 5/1/2022
250,000      0          250,000     Iron Mountain, MI, (GO UT),       AAA/Aaa        254,183         -               254,183
                                    5.00% (AMBAC LOC), 11/1/2001
                                    (@102)
0            2,000,000  2,000,000   Jackson County, MI, Public        AAA/Aaa          -             2,292,360       2,292,360
                                    Schools, UT GO Bonds, 5.60%
                                    (Q-SBLF GTD)/(FGIC
                                    INS)/(Original Issue Yield:
                                    5.70%), 5/1/2019
1,575,000    0          1,575,000   Jenison, MI Public Schools,       AAA/Aaa        1,826,386       -               1,826,386
                                    (UT GO), 5.25% (FGIC
                                    LOC)/(Original Issue Yield:
                                    4.56%), 5/1/2011
0            1,350,000  1,350,000   Kalamazoo, MI, City School        AAA/Aaa          -             1,514,052       1,514,052
                                    District, Building & Site UT
                                    GO Bonds, 5.00% (FSA INS),
                                    5/1/2013
1,000,000    0          1,000,000   Kalamazoo, MI, Hospital           AAA/Aaa        1,010,590       -               1,010,590
                                    Finance Authority, (Borgess
                                    Medical Center Series A)
                                    Revenue Bonds, 5.00% (AMBAC
                                    LOC)/(Original Issue Yield:
                                    5.10%)
500,000      0          500,000     Kent County, MI Building          AAA/Aaa        521,745         -               521,745
                                    Authority, GO LT, 5.00%
                                    (Orginal Issue Yield: 5.10%),
                                    12/1/2006
500,000      0          500,000     Kent County, MI Building          AAA/Aaa        522,230         -               522,230
                                    Authority, GO LT, 5.10%
                                    (Orginal Issue Yield: 5.20%),
                                    12/1/2007
0            1,000,000  1,000,000   Kent Hospital Finance             AA/Aa3           -             1,110,280       1,110,280
                                    Authority, MI, Revenue Bonds,
                                    5.50% (Spectrum Health),
                                    01/15/2015
0            1,925,000  1,925,000   Lake Fenton, MI, Community        AA+/Aa1          -             2,202,238       2,202,238
                                    Schools, UT GO Bonds, 5.50%
                                    (Q-SBLF GTD), 5/1/2017
1,000,000    0          1,000,000   Lake Orion, MI School             AAA/Aaa        1,187,960       -               1,187,960
                                    District, (Series A) GO UT,
                                    5.75% (Original Issue Yield:
                                    5.89%), 5/1/2015
0            1,700,000  1,700,000   Lake Superior State               AAA/Aaa          -             1,910,596       1,910,596
                                    University, MI, General
                                    Revunue Bonds, 5.50% (AMBAC
                                    INS), 11/15/2021
0            1,500,000  1,500,000   Lakeshore, MI, Public             AAA/Aaa          -             1,596,450       1,596,450
                                    Schools, UT GO Bonds, 5.70%
                                    (Q-SBLF, United States
                                    Treasury GTD and MBIA
                                    Insurance Corp.
                                    INS)/(Original Issue
                                    Yield:5.92%), 5/1/2022
0            1,000,000  1,000,000   Lanse Creuse, MI, Public          AAA/Aaa          -             1,137,160       1,137,160
                                    Schools, UT GO Bonds (Series
                                    2000), 5.40% (Q-SBLF
                                    GTD)/(FGIC INS)/(Original
                                    Issue Yield:5.50%), 5/1/2016
0            500,000    500,000     Lansing, MI, Sewer Disposal       AAA/Aaa          -             571,725         571,725
                                    System, Refunding Revenue
                                    Bonds, 5.00%, (FGIC INS),
                                    5/1/2011
115,000      0          115,000     Lincoln, MI Consolidated          AAA/Aaa        118,282         -               118,282
                                    School District, UT GO, 5.75%
                                    (Q-SBLF LOC), 5/1/2009
250,000      0          250,000     Livonia, MI Municipal             AA/A1          252,988         -               252,988
                                    Building Authority, GO LT,
                                    5.75%, 6/1/2004
0            1,000,000  1,000,000   Madison, MI, District Public      AAA/Aaa          -             1,130,650       1,130,650
                                    Schools, Refunding UT GO
                                    Bonds, 5.50% (Q-SBLF
                                    GTD)/(FGIC INS), 05/1/2015
0            1,000,000  1,000,000   Marquette, MI, Hospital           AAA/Aaa          -             1,046,620       1,046,620
                                    Finance Authority, Hospital
                                    Refunding Revenue Bonds
                                    (Series 1996D), 5.30%
                                    (Marquette General Hospital,
                                    MI)/(FSA INS), 4/1/2005
0            2,000,000  2,000,000   Mattawan, MI, Consolidated        AAA/Aaa          -             2,305,760       2,305,760
                                    School District, UT GO Bonds,
                                    5.65% (Q-SBLF GTD)/(FSA
                                    INS)/(Original Issue Yield:
                                    5.67%), 5/1/2018
0            1,350,000  1,350,000   Michigan Higher Education         AAA/Aaa          -             1,435,442       1,435,442
                                    Student Loan Authority,
                                    Student Loan Revenue Bonds,
                                    (Series XVII-A), 5.65% (AMBAC
                                    LOC), 6/1/2010
0            1,500,000  1,500,000   Michigan Municipal Bond           AAA/Aaa          -             1,711,185       1,711,185
                                    Authority,Refunding Revenue
                                    Bonds (Series 2002), 5.25%
                                    (Clean Water Revolving Fund),
                                    10/1/2008
0            1,000,000  1,000,000   Michigan Municipal Bond           AAA/Aaa          -             1,190,360       1,190,360
                                    Authority, Revenue Bonds,
                                    5.75% (Clean Water Revolving
                                    Fund), 10/1/2015
0            1,455,000  1,455,000   Michigan Municipal Bond           AAA/Aaa          -             1,635,696       1,635,696
                                    Authority, Revenue Bonds,
                                    5.25% (Drinking Water
                                    Revolving Fund), 10/1/2007
0            2,190,000  2,190,000   Michigan Municipal Bond           AAA/Aaa          -             2,592,588       2,592,588
                                    Authority, Revenue Bonds,
                                    5.625% (Drinking Water
                                    Revolving Fund), 10/1/2013
810,000      0          810,000     Michigan Municipal Bond           AAA/Aa1        893,770         -               893,770
                                    Authority, Revenue Bonds,
                                    5.50% (State Revolving Fund),
                                    10/1/2006
250,000      0          250,000     Michigan Municipal Bond           AAA/Aa1        253,588         -               253,588
                                    Authority, Revenue Refunding
                                    Bonds, 6.50% (Q-SBLF
                                    LOC)/(Original Issue Yield:
                                    6.60%), 5/1/2007
0            2,500,000  2,500,000   Michigan Public Power Agency,     AAA/Aaa          -             2,867,925       2,867,925
                                    Belle River Project Refunding
                                    Revenue Bonds (Series 2002A),
                                    5.25% (MBIA Insurance Corp.
                                    INS), 1/1/2010
500,000      0          500,000     Michigan Public Power Agency,     AAA/Aaa        538,475         -               538,475
                                    Campbell Project (Series A),
                                    5.50% (AMBAC LOC), 1/1/2006
1,100,000    0          1,100,000   Michigan State Building           AA+/Aa1        1,148,807       -               1,148,807
                                    Authority, (Series 1), 4.75%
                                    (Original Issue Yield:
                                    4.98%), 10/15/2018
0            1,000,000  1,000,000   Michigan State Building           AA/Aa2           -             1,133,270       1,133,270
                                    Authority, Facilities Program
                                    Refunding Revenue Bonds
                                    (Series 2001), 5.50%,
                                    10/15/2019
0            1,000,000  1,000,000   Michigan State Building           AAA/Aaa          -             1,129,590       1,129,590
                                    Authority, Facilities Program
                                    Refunding  Revenue Bonds
                                    (Series II), 5.00%, (MBIA
                                    Insurance Corp.INS),
                                    10/15/2008
0            2,270,000  2,270,000   Michigan State Building           AA+/Aa3          -             2,610,069       2,610,069
                                    Authority, State Police
                                    Communications Revenue Bonds,
                                    5.50% 10/1/2008
0            1,000,000  1,000,000   Michigan State Building           AA+/Aa2          -             1,148,860       1,148,860
                                    Authority, State Police
                                    Communications Revenue Bonds,
                                    5.50% 10/1/2008
0            1,000,000  1,000,000   Michigan State Comprehensive      AAA/Aaa          -             1,121,140       1,121,140
                                    Transportation Board, Revenue
                                    Bonds (Series 2002B), 5.00%
                                    (FSA INS), 5/15/2008
0            1,500,000  1,500,000   Michigan State Hospital           A-/A1            -             1,676,640       1,676,640
                                    Finance Authority, Hospital
                                    Refunding Revenue Bonds
                                    (Series 2003A), 5.50% (Henry
                                    Ford Health System, MI),
                                    3/1/2013
600,000      0          600,000     Michigan State Hospital           A-/A1          646,266         -               646,266
                                    Finance Authority, (Series
                                    A), 5.10% (Henry Ford Health
                                    System, MI)/(Original Issue
                                    Yield 5.20%), 5/15/2006
0            1,000,000  1,000,000   Michigan State Hospital           A/A1             -             1,104,620       1,104,620
                                    Finance Authority, Hospital
                                    Refunding Revenue Bonds,
                                    5.75% (Sparrow Obligated
                                    Group, MI), 11/15/2016
0            1,000,000  1,000,000   Michigan State Hospital           AAA/Aaa          -             1,114,370       1,114,370
                                    Finance Authority, Refunding
                                    Revenue Bonds (Series 1998A),
                                    4.90% (St. John Hospital,
                                    MI)/(AMBAC INS)/(Original
                                    Issue Yield: 5.05%),
                                    05/15/2013
0            1,300,000  1,300,000   Michigan State Hospital           A+/A2            -             1,420,029       1,420,029
                                    Finance Authority, Refunding
                                    Revenue Bonds (Series 2002A),
                                    5.50% (Crittenton Hospital,
                                    MI), 3/1/2016
0            1,175,000  1,175,000   Michigan State Hospital           AA-/Aa3          -             1,320,806       1,320,806
                                    Finance Authority, Refunding
                                    Revenue Bonds (Series A),
                                    6.00% (Trinity Healthcare
                                    Credit Group)/(Original Issue
                                    Yield:6.14%), 12/1/2020
1,000,000    0          1,000,000   Michigan State Hospital           NR/A1          1,021,800       -               1,021,800
                                    Finance Authority, (Series
                                    A), 5.00% (McLaren Obligated
                                    Group)/(Orginal Issue Yield:
                                    5.05%), 10/15/2004
0            1,000,000  1,000,000   Michigan State Hospital           NR/A1            -             1,056,730       1,056,730
                                    Finance Authority, Refunding
                                    Revenue Bonds (Series 1998A),
                                    5.10% (McLaren Health Care
                                    Corp.)/(Original Issue Yield:
                                    5.15%), 6/1/2013
750,000      0          750,000     Michigan State Hospital           NR/A1          766,958         -               766,958
                                    Finance Authority, (Series
                                    A), 5.20% (McLaren Obligated
                                    Group)/(Orginal Issue Yield:
                                    5.25%), 10/15/2006
2,180,000    0          2,180,000   Michigan State Hospital           AAA/Aaa        2,301,731       -               2,301,731
                                    Finance Authority, Refunding
                                    Revenue Bonds, 5.00% (AMBAC
                                    LOC)/(Orginal Issue Yield:
                                    4.70%), 8/15/2005
750,000      0          750,000     Michigan State Hospital           AAA/#Aaa       756,623         -               756,623
                                    Finance Authority, Refunding
                                    Revenue Bonds, 5.00% (AMBAC
                                    LOC)/(Orginal Issue Yield:
                                    4.85%), 5/15/2004
1,000,000    0          1,000,000   Michigan State Hospital           BBB            992,090         -               992,090
                                    Finance Authority, Refunding
                                    Revenue Bonds, 5.00%,
                                    5/15/2008
480,000      0          480,000     Michigan State Hospital           AAA/Aaa        531,802         -               531,802
                                    Finance Authority, Refunding
                                    Revenue Bonds, 5.20%, (MBIA
                                    Insurance Corp. LOC)/(Orginal
                                    Issue Yield: 5.199%),
                                    11/15/2007
450,000      0          450,000     Michigan State Hospital           AAA/Aaa        495,185         -               495,185
                                    Finance Authority, Refunding
                                    Revenue Bonds, 5.30% (MBIA
                                    Insurance Corp. LOC)/(Orginal
                                    Issue Yield: 5.299%),
                                    11/15/2006
450,000      0          450,000     Michigan State Hospital           AAA/Aaa        491,913         -               491,913
                                    Finance Authority, Refunding
                                    Revenue Bonds, 5.40% (MBIA
                                    Insurance Corp. LOC)/(Orgianl
                                    Issue Yield: 5.399%),
                                    11/15/2006
1,400,000    0          1,400,000   Michigan State Hospital           AAA/Aaa        1,591,464       -               1,591,464
                                    Finance Authority, Refunding
                                    Revenue Bonds, 5.50%
                                    (Financial Security
                                    Assurance, Inc.
                                    LOC)/(Origianl Issue Yield:
                                    4.95%), 6/1/2008
0            2,000,000  2,000,000   Michigan State Hospital           AAA/Aaa          -             2,319,600       2,319,600
                                    Finance Authority, Revenue
                                    Bonds (Series 1993P), 5.375%
                                    (Sisters of Mercy Health
                                    System)/(MBIA Insurance Corp.
                                    INS)/(Original Issue Yield:
                                    5.55%), 8/15/2014
60,000       0          60,000      Michigan State Hospital           AAA/Aaa        61,442          -               61,442
                                    Finace Authority, (Series P),
                                    4.90% (MBIA Insurance Corp.
                                    LOC)/(Orginal Issue Yield:
                                    5.10%), 8/15/2003
0            1,325,000  1,325,000   Michigan State Hospital           NR/Aa2           -             1,483,324       1,483,324
                                    Finance Authority, Revenue
                                    Bonds (Series 1997W), 5.00%
                                    (Mercy Health
                                    Services)/(original Issue
                                    Yield: 5.26%), 8/15/2011
0            2,000,000  2,000,000   Michigan State Hospital           AAA/Aaa          -             2,326,140       2,326,140
                                    Finance Authority, Revenue
                                    Bonds (Series 1999A), 6.00%
                                    (Ascension Health Credit
                                    Group)/(MBIA Insurance Corp.
                                    INS), 11/15/2011
0            1,500,000  1,500,000   Michigan State Hospital           A/A2             -             1,657,605       1,657,605
                                    Finance Authority, Revenue
                                    Bonds, 5.00% (Oakwood
                                    Obligated Group), 11/1/2010
0            1,000,000  1,000,000   Michigan State Housing            AAA/Aaa          -             1,003,280       1,003,280
                                    Development Authority,
                                    (Series A) Rental Housing
                                    Revenue Bonds, 5.55%
                                    (MBIAInsuracne Corp. INS),
                                    04/1/2004
130,000      0          130,000     Michigan State Housing            AAA/Aaa        133,822         -               133,822
                                    Development Authority,
                                    Revenue Bonds, 6.50%
                                    (Greenwood Village
                                    Project)/(Financial Security
                                    Assurance, Inc. LOC),
                                    9/15/2007
0            570,000    570,000     Michigan State Housing            NR/Aaa           -             621,830         621,830
                                    Development Authority, LO
                                    Multifamily Housing Refunding
                                    Revenue Bonds (Series 2000A),
                                    6.30% (Oakbrook Villa
                                    Townhomes)/(GNMA
                                    Collateralized Home Mortgage
                                    Program GTD), 07/20/2019
0            1,000,000  1,000,000   Michigan State Housing            AA+/NR           -             1,051,350       1,051,350
                                    Development Authority,
                                    Revenue Bonds (Series E),
                                    5.55%, 12/1/2007
0            1,000,000  1,000,000   Michigan State Housing            AAA/Aaa          -             1,070,070       1,070,070
                                    Development Authority, SFM
                                    Revenue Bonds (Series 2001A),
                                    5.30% (MBIA Insurance Corp.
                                    INS), 12/1/2016
400,000      0          400,000     Michigan State South Central      AAA/Aaa        431,028         -               431,028
                                    Power Agency, Refunding
                                    Revenue Bonds, 5.80% (MBIA
                                    Insurance Corp. LOC)/(Orginal
                                    Issue Yield: 5.90%), 11/1/2005
1,105,000    0          1,105,000   Michigan State Strategic          NR/Aa3         1,252,495       -               1,252,495
                                    Fund, (Series A), 5.40%
                                    (First of America Bank
                                    LOC)/(Orginal Issue Yield:
                                    5.399%), 8/1/2007
1,065,000    0          1,065,000   Michigan State Strategic Fund     NRAa3          1,210,692       -               1,210,692
                                    (Series A), 5.50% (First of
                                    America Bank LOC)/(Original
                                    Issue Yield: 5.499%),
                                    8/1/2007
350,000      250,000    600,000     Michigan State Strategic          BBB-/Baa1      382,410         273,150         655,560
                                    Fund, LT Obligation Refunding
                                    Revenue Bonds (Series A),
                                    7.10% (Ford Motor
                                    Co.)/(Original Issue Yield:
                                    7.127%), 2/1/2006
0            820,000    820,000     Michigan State Strategic          A-/NR            -             898,695         898,695
                                    Fund, Revenue Bonds (Series
                                    2004), 5.00% (NSF
                                    International), 8/1/2013
0            325,000    325,000     Michigan State Strategic          A-/NR            -             372,752         372,752
                                    Fund, Revenue Bonds, 5.30%
                                    (Porter Hills Presbyterian
                                    Village, Inc.)/(Original
                                    Issue Yield: 5.422%),
                                    7/1/2018 Prerefunded 7/1/2008
                                    @100
0            175,000    175,000     Michigan State Strategic          A-/NR            -             192,901         192,901
                                    Fund, Revenue Bonds, 5.30%
                                    (Porter Hills Presbyterian
                                    Village, Inc.)/(Original
                                    Issue Yield: 5.422%),
                                    7/1/2018
0            950,000    950,000     Michigan State Trunk Line,        AA/Aa3           -             1,106,522       1,106,522
                                    Revenue Bonds (Series 1998A),
                                    5.25%, 11/1/2018
0            1,000,000  1,000,000   Michigan State Truck Line,        AAA/Aaa          -             1,142,770       1,142,770
                                    Refunding Revenue Bonds
                                    (Series 2001A), 5.50% (FSA
                                    INS), 11/1/2018
0            3,000,000  3,000,000   Michigan State, Refunding UT      AA+/Aa1          -             3,358,080       3,358,080
                                    GO Bonds, 5.00% 12/1/2007
0            2,000,000  2,000,000   Michigan State, Refunding UT      AA+/Aa1          -             2,265,400       2,265,400
                                    GO Bonds, 5.00% 12/1/2008
0            1,250,000  1,250,000   Milan, MI, Area Schools, UT       AAA/Aaa          -             1,484,950       1,484,950
                                    GO Bonds (Series 2000A),
                                    5.75% (Q-SBLF GTD)/(FGIC
                                    INS)/(Original Issue Yield:
                                    5.86%), 5/1/2020
0            4,250,000  4,250,000   Monroe County, MI, PCA, PCR       AAA/Aaa          -             4,417,450       4,417,450
                                    Bonds (Series A), 6.35%
                                    (Detroit Edison Co.)/(AMBAC
                                    INS), 12/1/2004
300,000      0          300,000     Montague, MI Public School        AAA/Aaa        324,588         -               324,588
                                    District, (UT GO), 5.125%
                                    (Financial Security
                                    Assurance, Inc. and Q-SBLF
                                    LOCs)/(Original Issue Yield:
                                    4.60%), 5/1/2006
300,000      0          300,000     Montague, MI Public School        AAA/Aaa        322,491         -               322,491
                                    District, (UT GO), 5.125%
                                    (Financial Security
                                    Assurance, Inc. and Q-SBLF
                                    LOCs)/(Original Issue Yield:
                                    4.75%), 5/1/2008
0            1,200,000  1,200,000   Newaygo, MI, Public Schools,      AA+/Aa1          -             1,390,920       1,390,920
                                    UT GO Bonds, 5.50% (Q-SBLF
                                    GTD), 5/1/2014
500,000      0          500,000     Northville, MI Public School      AAA/Aaa        546,480         -               546,480
                                    District, (UT GO), 5.00%
                                    (FGIC and Q-SBLF
                                    LOCs)/(Original Issue Yield:
                                    5.05%), 5/1/2010
300,000      0          300,000     Novi, MI, (UT GO), 3.25%          AAA            308,448         -               308,448
                                    (Orginal Issue Yield: 3.11%),
                                    10/1/2011
0            1,765,000  1,765,000   Oakland County, MI, EDC, LO       NR/Aa3           -             2,016,212       2,016,212
                                    Revenue Bonds (Series 1997),
                                    5.50% (Lutheran Social
                                    Services of Michigan)/(First
                                    of America Bank LOC), 6/1/2014
1,000,000    0          1,000,000   Oakland County, MI, EDC, LT       NR/#Aaa        1,036,740       -               1,036,740
                                    Obligation Refunding Revenue
                                    Bonds (Series 1994B), 6.375%
                                    (Cranbook Educational
                                    Community)/(United States
                                    Treasury GTD), 11/1/2014
0            1,130,000  1,130,000   Oakland University, MI,           AAA/Aaa          -             1,212,072       1,212,072
                                    Revenue Bonds, 5.75% (MBIA
                                    Insurance Corp.
                                    INS)/(Original Issue Yield:
                                    5.835%), 5/15/2015
0            1,250,000  1,250,000   Orchard View, MI, Schools,        AA+/Aa1          -             1,421,838       1,421,838
                                    School Building & Site Bonds
                                    (Series 2003), 5.00% (Q-SBLF
                                    GTD), 5/1/2010
0            1,000,000  1,000,000   Paw,  MI, Public School           AA+/Aa1          -             1,173,710       1,173,710
                                    District, School Building &
                                    Site UT GO Bonds, 5.50%
                                    (Q-SBLF GTD)/(Original Issue
                                    Yield: 5.60%), 5/1/2020
275,000      0          275,000     Pewamo Westphalia, MI             AAA/Aaa        295,903         -               295,903
                                    Community School District,
                                    (UT GO), 5.00% (FGIC and
                                    Q-SBLF LOCs)/(Original Issue
                                    Yield: 4.55%), 5/1/2006
1,100,000    0          1,100,000   Plymouth-Canton, MI Community     AAA/Aaa        1,162,876       -               1,162,876
                                    School District, (UT GP),
                                    4.50% (FGIC and Q-SBLF
                                    LOCs)/(Original Issue Yield:
                                    4.55%), 5/1/2008
500,000      0          500,000     Portage, MI Public Schools,       AAA/Aaa        537,570         -               537,570
                                    (UT GO), 4.35% (Financial
                                    Security Assurance, Inc.
                                    LOC)/(Orginal Issue Yield:
                                    4.47%), 5/1/2009
500,000      0          500,000     Portage, MI Public Schools,       AAA/Aaa        533,720         -               533,720
                                    (UT GO), 4.45% (Financial
                                    Security Assurance, Inc.
                                    LOC)/(Orginal Issue Yield:
                                    4.57%), 5/1/2012
0            1,625,000  1,625,000   River Rouge, MI, School           AAA/Aaa          -             1,837,794       1,837,794
                                    District, Refunding UT GO
                                    Bonds, 5.00% (Q-SBLF
                                    GTD)/(FGIC INS), 5/1/2009
1,000,000    0          1,000,000   Rochester, MI Community           AAA/Aaa        1,089,990       -               1,089,990
                                    School District, (UT GO),
                                    5.50% (MBIA Insurance Corp.
                                    and Q-SBLF LOCs)/(Original
                                    Issue Yield: 4.65%), 5/1/2006
0            1,155,000  1,155,000   Romeo, MI, Community School       AA+/Aa1          -             1,291,937       1,291,937
                                    District, Building & Site UT
                                    GO Bonds, 5.00% (Q-SBLF
                                    GTD)/(Original Issue Yield:
                                    5.12%), 5/1/2012
0            1,170,000  1,170,000   Romulus, MI, Community            AAA/Aaa          -             1,384,403       1,384,403
                                    Schools, UT GO Bonds, 6.00%
                                    (Q-SBLF GTD)/ (FGIC INS),
                                    5/1/2011 Prerefunded 5/1/2009
                                    @100
1,500,000    0          1,500,000   Roseville, MI School              AAA/Aaa        1,601,280       -               1,601,280
                                    District, (UT GO), 4.45%
                                    (Financial Security
                                    Assurance, Inc. and Q-SBLF
                                    LOCs)/(Original Issue Yield:
                                    4.45%), 5/1/2006
5,000,000    0          5,000,000   Saginaw, MI, Hospital Finance     A              5,475,250       -               5,475,250
                                    Authority, (Series F), 6.50%
                                    (Origianl Issue Yield:
                                    6.645%), 7/1/2030
0            1,500,000  1,500,000   Saginaw, MI, Hospital Finance     AAA/Aaa          -             1,720,890       1,720,890
                                    Authority, Refunding Revenue
                                    Bonds (Series 1999E), 5.625%
                                    (Covenant Medical Center,
                                    Inc.)/(MBIA INS), 7/1/2013
0            2,000,000  2,000,000   Saline, MI, Area Schools, UT      AA+/Aa1          -             2,375,920       2,375,920
                                    GO Bonds (Series 2000A),
                                    5.75% (Q-SBLF GTD), 5/1/2018
100,000      0          100,000     Saline, MI, Building              AAA/Aaa        102,522         -               102,522
                                    Authority, (GO UT), 7.00%
                                    (AMBAC LOC), 7/1/2005
0            1,000,000  1,000,000   Sault Ste Marie, MI, Area         AAA/Aaa          -             1,121,070       1,121,070
                                    Public Schools, UT GO Bonds,
                                    5.375% (Q-SBLF GTD)/(FGIC
                                    INS)/(Original Issue
                                    Yield:5.65%), 5/1/2019
0            675,000    675,000     South Lyon, MI, Community         AA+/Aa1          -             781,157         781,157
                                    School District, UT GO Bonds,
                                    Series A, 5.75% (Q-SBLF
                                    GTD)/(Original Issue Yield:
                                    5.85%), 5/1/2019
1,250,000    0          1,250,000   Trenton, MI Building              AAA/Aaa        1,422,875       -               1,422,875
                                    Authority, (UT GO), 5.625%
                                    (AMBAC LOC)/(Original Issue
                                    Yield: 5.73%), 10/1/2021
1,000,000    0          1,000,000   Troy, MI City School              AAA/Aa1        1,084,070       -               1,084,070
                                    District, (UT GO), 4.75%
                                    (Q-SBLF LOC)/(Original Issue
                                    Yield: 4.80%), 5/1/2007 (@100)
1,000,000    0          1,000,000   University of Michigan,           AA/Aa2         1,106,090       -               1,106,090
                                    (Series A-1), 5.25% (Original
                                    Issue Yield: 4.98%), 12/1/2009
0            1,000,000  1,000,000   Utica, MI, Community Schools,     AA+/Aa1          -             1,140,000       1,140,000
                                    School Building & Site UT GO
                                    Bonds, 5.00% (Q-SBLF GTD),
                                    5/1/2012
0            1,000,000  1,000,000   Utica, MI, Community Schools,     AAA/Aaa          -             1,148,090       1,148,090
                                    UT GO School Building & Site
                                    Refunding Bonds, 5.50%
                                    (Q-SBLF GTD), 5/1/2016
1,375,000    0          1,375,000   Washtenaw Community College,      AA/A1          1,424,775       -               1,424,775
                                    MI, (Series A), 4.35%
                                    (Original Issue Yield:
                                    4.35%), 4/1/2005
1,200,000    0          1,200,000   Washtenaw Community College,      AA/Aa3         1,288,308       -               1,288,308
                                    MI, (Series A), 4.90%
                                    (Original Issue Yield:
                                    4.90%), 4/1/2006
1,450,000    0          1,450,000   Waterford, MI School              AAA/Aa1        1,549,427       -               1,549,427
                                    District, (UT GO), 4.85%
                                    (Q-SBLF LOC)/(Original Issue
                                    Yield: 4.90%), 6/1/2010
0            1,000,000  1,000,000   Waverly, MI, Community            AAA/Aaa          -             1,158,500       1,158,500
                                    Schools, School Building and
                                    Site UT GO Bonds (Series
                                    2000), 5.75% (FGIC INS),
                                    5/1/2015
0            1,000,000  1,000,000   Wayne County, MI, Building        AAA/Aaa          -             1,100,720       1,100,720
                                    Authority, LT GO Capital
                                    Improvement Bonds, 5.35%
                                    (MBIA INS)/(Original Issue
                                    Yield: 5.40%), 6/1/2009
900,000      0          900,000     West Bloomfield, MI, School       AAA/Aaa        1,066,599       -               1,066,599
                                    District, (GO UT), 5.70%
                                    (FGIC LOC)/(Original Issue
                                    Yield: 5.75%), 5/1/2014
0            1,775,000  1,775,000   West Bloomfield, MI, School       AAA/Aaa          -             2,022,666       2,022,666
                                    District, Refunding UT GO
                                    Bonds, 5.50% (MBIA Insurance
                                    Corp. INS), 5/1/2015
0            1,000,000  1,000,000   West Branch Rose City, MI,        AAA/Aaa          -             1,130,650       1,130,650
                                    School District, UT GO Bonds,
                                    5.50% (Q-SBLF GTD)/(FGIC
                                    INS)/(Original Issue Yield:
                                    5.60%), 5/1/2017
0            600,000    600,000     West Ottawa, MI, Public           AA+/Aa1          -             634,464         634,464
                                    School District, UT GO Bonds
                                    (Series 2002A), 4.00% (Q-SBLF
                                    GTD), 5/1/2006
0            800,000    800,000     West Ottawa, MI, Public           AA+/Aa1          -             857,904         857,904
                                    School District, UT GO Bonds
                                    (Series 2002A), 4.00% (Q-SBLF
                                    GTD), 5/1/2007
0            1,000,000  1,000,000   Western Michigan University,      AAA/Aaa          -             1,139,230       1,139,230
                                    Revenue Refunding Bonds,
                                    5.00% (MBIA INS), 11/15/2009
0            1,025,000  1,025,000   Whitehall, MI, District           AAA/Aaa          -             1,174,547       1,174,547
                                    Schools, UT GO Bonds, 5.50%
                                    (Q-SBLF GTD), 5/1/2016
1,000,000    0          1,000,000   Wixon, MI, (UT GO), 4.75%         AAA/Aaa        1,016,040       -               1,016,040
                                    (AMBAC LOC)/(Original Issue
                                    Yield: 4.986%), 5/1/2004
                                    (@101)
0            1,710,000  1,710,000   Woodhaven-Brownstown, MI,         AAA/Aaa          -             1,948,083       1,948,083
                                    School District, UT GO Bonds,
                                    5.375% (Q-SBLF GTD), 5/1/2016
1,700,000    0          1,700,000   Wyandotte, MI Electric            Aaa/Aaa        1,904,646       -               1,904,646
                                    Authority, Refunding Revenue
                                    Bonds, 6.25% (MBIA Insurance
                                    Corp. LOC)/(Original Issue
                                    Yield: 6.55%), 10/1/2008
                                    Total Long-Term Municipals                       58,369,555      158,953,698     217,323,253
                                    (identified cost $199,867,178)

 SHORT-TERM
MUNICIPALS- 0.1%
Puerto Rico
- 0.1%
0            1,600,000  100,000     Puerto Rico Government            AAA/Aaa          -             100,000         100,000
                                    Development Bank, Weekly
                                    VRDNs (MBIA INS)/(Credit
                                    Suisse First Boston LIQ) (at
                                    amortized cost)
                                    Total                                              -             100,000         100,000

 Mutual Fund- 1.2%
2,753,973    -          2,753,973   Muncipal Obligations Fund,                       2,753,973       -               2,753,973
                                    Series IS (identified cost
                                    $2,753,973)
                                    Total                                            2,753,973       -               2,753,973

                                     Total Investments - 98.9%                       61,123,528      159,053,698     220,177,226
                                    (identified cost
                                    $202,721,151)(2)
                                    Other Assets and Liabilities                     570,185         2,017,603       2,587,788
                                    - 1.1)%
                                    Total Net Assets - 100%                           $61,693,713     $161,071,301   $222,765,014



1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $202,721,152 for the Pro Forma Combined.

Note: The categories of investments are shown as a percentage of total net assets of the Pro Forma Combined at February 29, 2004

   The following acronyms are used throughout these portfolios:
 AMBAC          -American Municipal Bond Assurance Corporation
 COL            -Collateralized
 EDC            -Economic Development Commission
 FGIC           -Financial Guaranty Insurance Company
 FSA            -Financial Security Assurance
 GNMA           -Government National Mortgage Association
 GO             -General Obligation
 GTD            -Guaranteed
 INS            -Insured
 LIQ            -Liquidity Agreement
 LO             -Limited Obligation
 LOC            -Letter of Credit
 LT             -Limited Tax
 MBIA           -Municipal Bond Insurance Association
 PCA            -Pollution Control Authority
 PCR            -Pollution Control Revenue
 Q-SBLF         -Qualified State Bond Loan Fund
 SFM            -Single Family Mortgage
 UT             -Unlimited Tax
 VRDNs          -Variable Rate Demand Notes

  (See Notes to Pro Forma Financial Statements)

                         Golden Oak Michigan Tax Free Bond Portfolio


                       Federated Michigan Intermediate Municipal Trust


                   Pro Forma Combining Statements of Assets and Liabilities



                                February 29, 2004 (Unaudited)

                                       Golden Oak     Federated        Pro Forma      Pro Forma
                                        Michigan      Michigan         Adjustment     Combined
                                        Tax Free     Intermediate
                                          Bond        Municipal
                                                        Trust
Assets:
Investments in securities, at value     $61,123,528                             $-
                                                     $159,053,698                    $220,177,226
Cash                                              -       54,246                 -         54,246
Income receivable                           817,005    2,371,432                 -      3,188,437
Receivable for shares sold                        -      207,531                 -        207,531
Prepaid expenses                                  -        9,810                 -          9,810
Total assets                             61,940,533  161,696,717                 -    223,637,250
Liabilities:
Payable for shares redeemed                      $-    $ 273,319                $-       $273,319
Net payable for swap contracts                    -       76,561                 -         76,561
Payable for investment adviser fee           13,084            -                 -         13,084
Payable for administrative                    2,629            -                 -          2,629
personnel and services fee
Payable for transfer and dividend             3,875        5,866                 -          9,741
disbursing agent fees and expenses
Income distribution payable                 206,739      260,814                 -        467,553
Payable for distribution services               144            -                 -            144
fee
Payable for shareholder services fee              -        8,856                 -          8,856
Accrued expenses                             20,349            -                 -         20,349
Total liabilities                           246,820      625,416                 -        872,236
Net Assets                              $61,693,713                             $-
                                                     $161,071,301                    $222,765,014
Net Assets Consists of:
Paid in capital                         $57,132,177                             $-    206,412,823
                                                     $149,280,646
Net unrealized appreciation of            4,712,374   12,667,140                 -     17,379,514
investments and swap contracts
Undistributed net investment income              16        1,744                 -          1,760
Accumulated net realized loss on          (150,854)    (878,229)                 -    (1,029,083)
investments and swap contracts
Total Net Assets                        $61,693,713                             $-
                                                     $161,071,301                    $222,765,014
Net Assets:
Institutional Shares                    $61,085,238           $-                   (a)         $-
                                                                      $(61,085,238)
   Class A Shares                          $608,475                                (a)$61,085,238
                                                     $161,071,301      $61,085,238
Shares Outstanding:
Institutional Shares                      5,894,323            -       (5,894,323) (a)          -
   Class A Shares                            58,714   13,853,242         5,245,990 (a) 19,157,946
Net Asset Value Per Share
Institutional Shares                         $10.36           $-                $-             $-
   Class A Shares                            $10.36       $11.63                $-         $11.63
Offering Price Per Share
Institutional Shares                         $10.36           $-                $-             $-
   Class A Shares                            $10.85 *     $11.99 **             $-         $11.99 **
Redemption Proceeds Per Share
Institutional Shares                         $10.36           $-                $-             $-
   Class A Shares                            $10.36       $11.63                $-         $11.63

Investments, at identified cost         $56,411,154                             $-
                                                     $146,309,997                    $202,721,151

* Computation of offering price per share 100/95.5 of net asset value.
** Computation of offering price per share 100/97.0 of net asset value.
(a) Adjustment to reflect net asset and share balances as a result of the combination.
(See Notes to Pro Forma Financial Statements)
                                 Golden Oak Michigan Tax Free Bond Portfolio


                               Federated Michigan Intermediate Municipal Trust


                                 Pro Forma Combining Statements of Operations


                            For the six months ended February 29, 2004 (Unaudited)
                                           Golden Oak           Federated        Pro Forma        Pro Forma
                                            Michigan             Michigan        Adjustment        Combined
                                            Tax Free           Intermediate
                                              Bond           Municipal Trust
                                            Portfolio
Investment Income:
Interest                                   $1,472,244           $3,337,678           -            $4,809,922
Total income                                1,472,244           3,337,678            -            4,809,922
Expenses:
Investment adviser fee                       155,519             307,393          (31,105)   (a)   431,807
Administrative personnel and services fee    53,654               70,424          (29,282)   (b)    94,796
Custodian fees                                8,226               3,694           (7,445)    (c)    4,475
Transfer and dividend disbursing agent       11,304               27,325          (3,000)    (d)    35,629
fees and expenses
Directors'/Trustees' fees                      323                1,380            (323)     (e)    1,380
Auditing fees                                 6,811               7,030           (6,811)    (f)    7,030
Legal fees                                    2,082               2,513           (2,082)    (g)    2,513
Portfolio accounting fees                    14,245               28,530          (3,772)    (h)    39,003
Distribution services fee - Class A            745                  -              (745)     (i)      -
Shares
Shareholder services fee - Class A Shares       -                192,120           77,759    (j)   269,879
Share registration costs                     17,141               11,654          (13,222)   (k)    15,573
Printing and postage                          1,423               9,320            (300)     (l)    10,443
Insurance premiums                            3,917                779            (3,917)    (m)     779
Miscellaneous                                  414                1,269            (337)     (n)    1,346
Total expenses                               275,804             663,431          (24,582)         914,653
Waivers:
Waiver of investment adviser fee            (71,426)            (124,849)          34,183    (o)  (162,092)
Waiver of administrative personnel and          -                (7,748)           (951)     (p)   (8,699)
services fee
Waiver of transfer and dividend disbursing agent -                (4,500)           -              (4,500)
                fees and expenses
Waiver of shareholder services fee              -               (138,327)         (55,987)   (q)  (194,314)
Total Waivers                               (71,426)            (275,424)         (22,755)        (369,605)
Net Expenses                                 204,378             388,007          (47,337)         545,048
Net investment income                      $1,267,866           $2,949,671        $47,337         $4,264,874
  Realized and Unrealized Gain/(Loss) on Investments and Swap
                          Contracts:
Net realized gain on investments             80,348               18,876             -              99,224
Net change in unrealized depreciation on        -                (76,561)            -             (76,561)
swap contracts
Net change in unrealized appreciation of    1,011,869           6,256,027            -            7,267,896
investments
 Net realized and unrealized gain on investments    1,092,217           6,198,342             -             7,290,559
               and swap contracts
Change in net assets resulting from        $2,360,083           $9,148,013        $47,337         $11,555,433
operations



                                (See Notes to Pro Forma Financial Statements)

                 Golden Oak Michigan Tax Free Bond Portfolio

               Federated Michigan Intermediate Municipal Trust

                   Notes to Pro Forma Financial Statements

                Six Months Ended February 29, 2004 (Unaudited)



Note 1. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Golden Oak(R) Michigan Tax Free Bond Portfolio and Federated Michigan Intermediate Municipal Trust, individually referred to as (the "Fund") or collectively as (the "Funds"), for the six months ended February 29, 2004. These statements have been derived from the books and records utilized in calculating daily net asset values at February 29, 2004.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Golden Oak(R) Michigan Tax Free Bond Portfolio for shares of Federated Michigan Intermediate Municipal Trust. Under generally accepted accounting principles, Federated Michigan Intermediate Municipal Trust will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended February 29, 2004, Golden Oak(R) Michigan Tax Free Bond Portfolio and Federated Michigan Intermediate Municipal Trust paid investment advisory fees computed at the annual rate of 0.50% and 0.40%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investment Management Company and CB Capital Management, Inc. or their respective affiliates.



Note 2. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 52,319 Shares of Federated Michigan Intermediate Municipal Trust in exchange for 58,714 Class A Shares of Golden Oak(R) Michigan Tax Free Bond Portfolio which would have been issued at February 29, 2004 in connection with the proposed reorganization.

The Pro Forma Institutional Class Shares net asset value per share assumes the issuance of 5,252,385 Class A Shares of Federated Michigan Intermediate Municipal Trust in exchange for 5,894,323 Institutional Class Shares of
Golden Oak(R) Michigan Tax Free Bond Portfolio which would have been issued at February 29, 2004 in connection with the proposed reorganization.



Note 3.  Pro Forma Adjustments

(a) Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment advisory fee equal to 0.40% of the Funds' average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Adjustment to reflect the investment adviser fee being brought in line based on combined average daily net assets of both funds.

(b) Federated Administrative Services (FAS), provides the Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the level of average aggregate daily net assets of the Federated Funds. FAS may voluntarily choose to waive a portion of its fee and can modify or terminate its voluntary waiver at anytime at its sole discretion. Adjustment to reflect the administrative personnel and services fee being brought in line based on combined average daily net assets of both funds.

(c) Adjustment to reflect the custodian fees reduction due to the combining of two portfolios into one.

(d) Federated Services Company (FServ) through its subsidiary, Federated Shareholder Services Company (FSSC), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the number of share classes and accounts per fund and the level of average aggregate net assets of the Fund for the period. The adjustment is due to the combining of two portfolios into one.

(e) Adjustment to reflect the directors'/trustees' fee reduction due to the combining of two portfolios into one.

(f) Adjustment to reflect the auditing fee reduction due to the combining of two portfolios into one.

(g) Adjustment to reflect the legal fee reduction due to the combining of two portfolios into one.

(h) The portfolio accounting fee is based on the level of average daily net assets of the Fund for the period, plus out-of-pocket expenses. Adjustment is due to the combining of two portfolios into one.

(i) Adjustment to reflect reduction of Class A Shares distribution services fee which is no longer applicable.

(j) Adjustment to reflect Class A Shares shareholder services fee after combination.

(k) Adjustment to reflect the reduction in Share registration costs due to the combining of two portfolios into one.

(l) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(m) Insurance expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(n) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(o) Adjustment to reflect waiver of investment adviser fee based on combined average net assets of the two funds.

(p) Adjustment to reflect waiver of administrative personnel and services fee based on the combined average net assets of the two funds.

(q) Adjustment to reflect waiver of shareholder services fee based on the combined average net assets of the two funds.

(r) Adjustment to reflect waiver of transfer and dividend disbursing agent fees and expenses based on the combined average net assets of funds.


---------------------------------------------------------------------------------------------------------------------------------
                                          Golden Oak Michigan Tax Free Bond Portfolio


                                        Federated Michigan Intermediate Municipal Trust


                                         Pro Forma Combining Portfolios of Investments


                                                  August 31, 2003 (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------


  Golden Oak    Federated   Pro                                    Credit      Golden Oak         Federated      Pro Forma
   Michigan      Michigan    Forma                                 Rating1      Michigan          Michigan       Combined
   Tax Free    Intermediate Combined                                            Tax Free        Intermediate
Bond Portfolio  Municipal                                                    Bond Portfolio    Municipal Trust
                  Trust
Long-Term Municipals -
97.5%
Michigan -
97.5%
      $-        $1,020,000  $1,020,000 Allen Park, MI, Public      AAA/Aaa         $-            $1,033,413     $1,033,413
                                       School District,
                                       School Building & Site
                                       UT GO Bonds, 3.00%
                                       (Q-SBLF GTD), 5/1/2008
   365,000          -       365,000    Anchor Bay, MI School       AAA/Aaa       422,484              -           422,484
                                       District, (Series II),
                                       6.125% (Q-SBLF
                                       LOC)/(Original Issue
                                       Yield: 5.15%), 5/1/2011
      -          500,000    500,000    Anchor Bay, MI, School      AAA/Aaa          -              550,050        550,050
                                       District, Refunding UT
                                       GO Bonds (Series III),
                                       5.50% (Q-SBLF GTD),
                                       5/1/2014
      -         1,000,000   1,000,000  Anchor Bay, MI, School      AAA/Aaa          -             1,081,900      1,081,900
                                       District, Refunding UT
                                       GO Bonds (Series III),
                                       5.50% (Q-SBLF GTD),
                                       5/1/2017
      -         1,070,000   1,070,000  Anchor Bay, MI, School      AAA/Aaa          -             1,223,877      1,223,877
                                       District, Refunding UT
                                       GO Bonds (Series
                                       1999I), 5.75% (FGIC
                                       INS)/(Original Issue
                                       Yield: 5.80%), 5/1/2014
   250,000          -       250,000    Big Rapids, MI Public       AAA/Aaa       274,088              -           274,088
                                       School District, (GO
                                       UT), 7.30% (FGIC and
                                       Q-SBLF LOCs)/(Original
                                       Issue Yield: 5.15%),
                                       5/1/2005
  1,500,000         -       1,500,000  Bishop, MI                   A/NR        1,452,015             -          1,452,015
                                       International Airport
                                       Authority, (Series B),
                                       5.125% (Original Issue
                                       Yield: 5.25%),
                                       12/1/2017
      -         1,090,000   1,090,000  Boyne City, MI, Public      AAA/Aaa          -             1,201,529      1,201,529
                                       School District, UT GO
                                       Bonds, 5.60% (FGIC
                                       INS)/(Original Issue
                                       Yield: 5.70%), 5/1/2014
      -         1,215,000   1,215,000  Bridgeport Spaulding,       AAA/Aaa          -             1,330,121      1,330,121
                                       MI, Community School
                                       Disrtict, UT GO Bonds,
                                       5.50% (Q-SBLF GTD),
                                       5/1/2015
      -         1,125,000   1,125,000  Brighton Township, MI,      AAA/Aaa          -             1,159,402      1,159,402
                                       LT GO Sanitary Sewer
                                       Drainage District,
                                       5.25% (FSA
                                       INS)/(Original Issue
                                       Yield: 5.68%),
                                       10/1/2020
      -         2,050,000   2,050,000  Caledonia, MI,              AAA/Aaa          -             2,188,785      2,188,785
                                       Community Schools, UT
                                       GO Bonds, 5.40%
                                       (Q-SBLF GTD)/(Original
                                       Issue Yield: 5.48%),
                                       5/1/2018
   860,000          -       860,000    Central Michigan            AAA/Aaa       953,663              -           953,663
                                       University, Refunding
                                       Revenue Bonds, 5.20%
                                       (FGIC LOC)/(Original
                                       Issue Yield5.227%),
                                       10/1/2009
      -         1,775,000   1,775,000  Charles Stewart Mott        AAA/Aaa          -             1,910,734      1,910,734
                                       Community College, MI,
                                       Building & Improvement
                                       UT GO Bonds, 5.50%
                                       (FGIC INS)/(Original
                                       Issue Yield: 5.63%),
                                       5/1/2018
      -         1,070,000   1,070,000  Charlevoix, MI, Public      AAA/Aaa          -             1,151,117      1,151,117
                                       School District,
                                       Refunding UT GO Bonds,
                                       5.25% (Q-SBLF GTD),
                                       5/1/2014
      -         1,245,000   1,245,000  Charlevoix, MI, Public      AAA/Aaa          -             1,327,469      1,327,469
                                       School District,
                                       Refunding UT GO Bonds,
                                       5.25% (Q-SBLF GTD),
                                       5/1/2016
      -         1,690,000   1,690,000  Chippewa Valley, MI         AAA/Aaa          -             1,858,087      1,858,087
                                       Schools, Refunding UT
                                       GO Bonds, 5.00%
                                       (Q-SBLF GTD), 5/1/2016
      -         1,775,000   1,775,000  Chippewa Valley, MI         AAA/Aaa          -             1,943,181      1,943,181
                                       Schools, School
                                       Building & Site
                                       Refunding Bonds, 5.50%
                                       (Q-SBLF GTD), 5/1/2015
      -         1,000,000   1,000,000  Cornell Township MI,       BBB/Baa2          -             1,014,000      1,014,000
                                       Economic Development
                                       Corp., Refunding
                                       Revenue Bonds, 5.875%
                                       (MeadWestvaco Corp.),
                                       5/1/2018
      -         2,665,000   2,665,000  Detroit, MI, City           AAA/Aaa          -             2,998,924      2,998,924
                                       School District, UT GO
                                       Bonds (Series 2001A),
                                       5.50% (Q-SBLF GTD),
                                       5/1/2009
      -         1,335,000   1,335,000  Detroit, MI, Refunding      AAA/Aaa          -             1,472,745      1,472,745
                                       UT GO Bonds, 5.75%
                                       (FSA INS), 04/1/2010
   500,000          -       500,000    Detroit, MI Water           AAA/Aaa       549,615              -           549,615
                                       Supply System, (Series
                                       A), 5.10% (MBIA
                                       Insurance Corp.
                                       LOC)/(Original Issue
                                       Yield: 5.20%), 7/1/2007
  1,000,000         -       1,000,000  Detroit, MI Water           AAA/Aaa      1,143,830             -          1,143,830
                                       Supply System, (Series
                                       A), 5.75% (FGIC
                                       LOC)/(Original Issue
                                       Yield: 5.84%), 7/1/2019
   200,000          -       200,000    Detroiy, MI, UT GO          AAA/Aaa       204,396              -           204,396
                                       Bonds, 5.00% (AMBAC
                                       INS)/(Original Issue
                                       Yield: 5.10%), 5/1/2003
  1,000,000         -       1,000,000  Detroiy, MI, UT GO          AAA/Aaa      1,110,880             -          1,110,880
                                       Bonds, 5.25% (AMBAC
                                       INS)/(Original Issue
                                       Yield: 5.29%), 5/1/2008
      -         1,000,000   1,000,000  Detroit, MI, UT GO          AAA/Aaa          -             1,020,200      1,020,200
                                       Bonds (Series 1999A),
                                       5.00% (FSA
                                       INS)/(Original Issue
                                       Yield: 5.16%), 4/1/2019
      -         1,000,000   1,000,000  Detroit, MI, UT GO          AAA/Aaa          -             1,071,690      1,071,690
                                       Bonds (Series
                                       2001A-1), 5.375% (MBIA
                                       INS), 4/1/2017
      -         1,000,000   1,000,000  Detroit/Wayne County,       AAA/Aaa          -             1,084,920      1,084,920
                                       MI, Stadium Authority,
                                       Revenue Bonds, 5.25%
                                       (FGIC INS)/(Original
                                       Issue Yield: 5.55%),
                                       2/1/2011
      -         1,000,000   1,000,000  Dickinson County, MI,      BBB/Baa2          -             1,023,090      1,023,090
                                       EDC, Refunding
                                       Environmental
                                       Improvement Revenue
                                       Bonds (Series 2002A),
                                       5.75% (International
                                       Paper Co.) 06/1/2016
      -         1,925,000   1,925,000  East Grand Rapids, MI,      AAA/Aaa          -             2,061,482      2,061,482
                                       Public School
                                       District, Refunding UT
                                       GO Bonds (Series
                                       2001), 5.50% (Q-SBLF
                                       GTD), 5/01/2019
   315,000          -       315,000    East Lansing, MI,            AA/A1        315,580              -           315,580
                                       (Series B), 4.85%
                                       (Original Issue Yield:
                                       4.849%), 10/1/2007
      -         1,000,000   1,000,000  Ecorse, MI, Public          AAA/Aaa          -             1,079,810      1,079,810
                                       School District, UT GO
                                       Bonds, 5.50%
                                       (FGIC)/(Original Issue
                                       Yield: 5.59%), 5/1/2017
  1,100,000         -       1,100,000  Farmington, MI Public       AAA/Aaa      1,150,402             -          1,150,402
                                       School District, UT GO
                                       Bonds, 4.00% (Q-SBLF
                                       LOC)/(Original Issue
                                       Yield: 4.27%), 5/1/2009
      -         1,120,000   1,120,000  Ferndale, MI,               AAA/Aaa          -             1,207,192      1,207,192
                                       Refunding UT GO Bonds,
                                       4.50% (FGIC INS),
                                       4/1/2008
      -         2,160,000   2,160,000  Ferndale, MI, School        AAA/Aaa          -             2,303,078      2,303,078
                                       District, Refunding UT
                                       GO Bonds, 5.25%
                                       (Q-SBLF GTD), 5/1/2016
   675,000          -       675,000    Ferris State                AAA/Aaa       754,360              -           754,360
                                       University of
                                       Michigan, Refunding
                                       Revenue Bonds, 5.40%
                                       (AMBAC LOC)/(Original
                                       Issue Yield: 5.45%),
                                       10/1/2009
  1,040,000         -       1,040,000  Flint, MI EDA, UT GO        AAA/Aaa      1,048,310             -          1,048,310
                                       Bonds, 6.00% (MBIA
                                       Insurance Corp.
                                       LOC)/(Original Issue
                                       Yield: 4.75%),
                                       11/1/2003
      -         2,000,000   2,000,000  Forest Hills, MI,           NR/Aa2           -             2,087,140      2,087,140
                                       Public School, UT GO
                                       Bonds, 5.25% (Original
                                       Issue Yield: 5.50%),
                                       5/1/2019
      -          250,000    250,000    Garden City, MI,            AAA/Aaa          -              260,057        260,057
                                       School District, UT GO
                                       Refunding Bonds, 5.90%
                                       (FSA INS), 5/1/2005
      -          565,000    565,000    Garden City, MI,            AAA/Aaa          -              587,962        587,962
                                       School District, UT GO
                                       Refunding Bonds, 6.00%
                                       (FSA INS), 5/1/2006
      -          515,000    515,000    Garden City, MI,            AAA/Aaa          -              536,290        536,290
                                       School District, UT GO
                                       Refunding Bonds, 6.10%
                                       (FSA INS), 5/1/2007
   200,000          -       200,000    Grand Rapids, MI,           AAA/Aaa       211,104              -           211,104
                                       6.60% (MBIA Insurance
                                       Corp. LOC)/(Original
                                       Issue Yield: 6.70%),
                                       6/1/2008
      -         1,000,000   1,000,000  Harper Creek, MI,           AAA/Aaa          -             1,019,750      1,019,750
                                       Community School
                                       District, UT GO Bonds,
                                       5.125% (Q-SBLF
                                       GTD)/(Original Issue
                                       Yield:5.21%), 5/1/2021
      -         1,000,000   1,000,000  Hartland, MI,               AAA/Aaa          -             1,077,070      1,077,070
                                       Consolidated School
                                       District, Refunding UT
                                       GO Bonds, 5.375%
                                       (Q-SBLF GTD), 5/1/2016
      -         1,650,000   1,650,000  Hartland, MI,               AAA/Aaa          -             1,873,525      1,873,525
                                       Consolidated School
                                       District, Refunding UT
                                       GO Bonds, 5.75%
                                       (Q-SBLF GTD), 5/1/2010
      -         1,315,000   1,315,000  Hazel Park, MI, School      AAA/Aaa          -             1,406,708      1,406,708
                                       District, UT GO Bonds,
                                       5.00% (Q-SBLF GTD),
                                       5/1/2013
      -         1,660,000   1,660,000  Hemlock, MI, Public         AAA/Aaa          -             1,787,289      1,787,289
                                       School District, UT GO
                                       Bonds, 5.50% (Q-SBLF
                                       GTD), 5/1/2018
  1,000,000         -       1,000,000  Howell, MI Public           AAA/Aaa      1,032,190             -          1,032,190
                                       Schools, UT GO Bonds,
                                       5.00% (FGIC and Q-SBLF
                                       LOCs)/(Original Issue
                                       Yield:5.10%), 5/1/2008
      -         1,375,000   1,375,000  Howell, MI, Public          AAA/Aaa          -             1,479,142      1,479,142
                                       Schools, Refunding UT
                                       GO Bonds (Series
                                       2001), 5.25% (Q-SBLF
                                       GTD), 5/1/2014
  1,575,000         -       1,575,000  Howell, MI Public           AAA/Aaa      1,658,003             -          1,658,003
                                       Schools, UT GO Bonds,
                                       5.25% ( Q-SBLF
                                       LOCs)/(Original Issue
                                       Yield: 4.89%), 5/1/2017
      -         2,000,000   2,000,000  Howell, MI, Public          AAA/Aaa          -             2,300,580      2,300,580
                                       Schools, UT GO Bonds,
                                       5.875% (Q-SBLF, United
                                       States Treasury GTD
                                       and MBIA
                                       INS)/(Original Issue
                                       Yield: 5.95%), 5/1/2022
   250,000          -       250,000    Iron Mountain, MI, UT       AAA/Aaa       253,890              -           253,890
                                       GO Bonds, 5.00% (AMBAC
                                       INS), 11/1/2001
  1,575,000         -       1,575,000  Jenison, MI Public          AAA/Aaa      1,732,028             -          1,732,028
                                       Schools, UT GO Bonds,
                                       5.25% (FGIC
                                       LOC)/(Original Issue
                                       Yield: 4.56%), 5/1/2011
      -         2,000,000   2,000,000  Jackson County, MI,         AAA/Aaa          -             2,163,260      2,163,260
                                       Public Schools, UT GO
                                       Bonds, 5.60% (Q-SBLF
                                       GTD)/ (FGIC
                                       INS)/(Original Issue
                                       Yield: 5.70%), 5/1/2019
      -         1,350,000   1,350,000  Kalamazoo, MI, City         AAA/Aaa          -             1,435,793      1,435,793
                                       School District,
                                       Building & Site UT GO
                                       Bonds, 5.00% (FSA
                                       INS), 5/1/2013
  1,000,000         -       1,000,000  Kalamazoo, MI Hospital      AAA/Aaa      1,029,470             -          1,029,470
                                       Finance Authority,
                                       (Borgess Medical
                                       Center Series A)
                                       Revenue Bonds, 5.00%
                                       (AMBAC LOC)/(Original
                                       Issue Yield: 5.10%)
   500,000          -       500,000    Kent County, MI             AAA/Aaa       528,285              -           528,285
                                       Building Authority, GO
                                       LT, 5.00% (Original
                                       Issue Yield:5.10%),
                                       12/1/2006
   500,000          -       500,000    Kent County, MI             AAA/Aaa       528,900              -           528,900
                                       Building Authority, GO
                                       LT, 5.10% (Original
                                       Issue Yield:5.20%),
                                       12/1/2007
      -         1,000,000   1,000,000  Kent Hospital Finance       AA/Aa3           -             1,056,350      1,056,350
                                       Authority, MI, Revenue
                                       Bonds, 5.50% (Spectrum
                                       Health), 01/15/2015
      -         1,500,000   1,500,000  Kentwood, MI, Public        AA-/Aa2          -             1,525,245      1,525,245
                                       Schools, UT GO Bonds,
                                       4.00%, 5/1/2011
      -         1,925,000   1,925,000  Lake Fenton, MI,            AAA/Aaa          -             2,082,657      2,082,657
                                       Community Schools, UT
                                       GO Bonds, 5.50%
                                       (Q-SBLF GTD), 5/1/2017
  1,000,000         -       1,000,000  Lake Orion, MI School       AAA/Aaa      1,142,120             -          1,142,120
                                       District, (Series A)
                                       GO UT, 5.75% (Original
                                       Issue Yield: 5.89%),
                                       5/1/2015
      -         1,700,000   1,700,000  Lake Superior State         AAA/Aaa          -             1,798,872      1,798,872
                                       University, MI,
                                       Geberal Revunue Bonds,
                                       5.50% (AMBAC INS),
                                       11/15/2021
      -         1,500,000   1,500,000  Lakeshore, MI, Public Schools,               -             1,623,795      1,623,795
                                       UT GO Bonds, 5.70% (Q-SBLF,
                                       United States Treasury GTD and
                                       MBIA INS)/(Original Issue
                                       Yield:5.92%), 5/1/2016
      -         1,000,000   1,000,000  Lanse Creuse, MI,           AAA/Aaa          -             1,078,910      1,078,910
                                       Public Schools, UT GO
                                       Bonds (Series 2000),
                                       5.40% (Q-SBLF
                                       GTD)/(FGIC
                                       INS)/(Original Issue
                                       Yield:5.50%), 5/1/2016
   250,000          -       250,000    Lansing, MI Tax             AA+/A1        250,950              -           250,950
                                       Increment, GO LT,
                                       6.10%, 10/1/2003
   115,000          -       115,000    Lincoln, MI                 AAA/Aaa       120,206              -           120,206
                                       Consolidated School
                                       District, UT GO Bonds,
                                       5.75% (Q-SBLF LOC),
                                       5/1/2009
   250,000          -       250,000    Livonia, MI Municipal        AA/A1        258,540              -           258,540
                                       Building Authority, GO
                                       LT, 5.75%, 6/1/2004
      -         1,000,000   1,000,000  Madison, MI, District       AAA/Aaa          -             1,091,020      1,091,020
                                       Public Schools,
                                       Refunding UT GO Bonds,
                                       5.50% (Q-SBLF
                                       GTD)/(FGIC INS),
                                       05/1/2015
      -         1,000,000   1,000,000  Marquette, MI,              AAA/Aaa          -             1,058,370      1,058,370
                                       Hospital Finance
                                       Authority, Hospital
                                       Revenue Refunding
                                       Bonds (1996 Series D),
                                       5.30% (Marquette
                                       General Hospital,
                                       MI)/(FSA INS), 4/1/2005
      -         2,000,000   2,000,000  Mattawan, MI,               AAA/Aaa          -             2,184,720      2,184,720
                                       Consolidated School
                                       District, UT GO Bonds,
                                       5.65% (Q-SBLF
                                       GTD)/(FSA
                                       INS)/(Original Issue
                                       Yield: 5.67%), 5/1/2018
      -         1,350,000   1,350,000  Michigan Higher             AAA/Aaa          -             1,420,578      1,420,578
                                       Education Student Loan
                                       Authority, Student
                                       Loan Revenue Bonds,
                                       (Series XVII-A), 5.65%
                                       (AMBAC LOC), 6/1/2010
  1,000,000         -       1,000,000  Michigan Municipal          AAA/Aaa      1,023,120             -          1,023,120
                                       Bond Authority,
                                       Pollution Control
                                       Revenue Bonds, 5.15%,
                                       10/1/2008
   810,000          -       810,000    Michigan Municipal          AAA/Aa1       897,707              -           897,707
                                       Bond Authority,
                                       Revenue Bonds, 5.50%
                                       (State Revolving
                                       Fund), 10/1/2006
      -         1,500,000   1,500,000  Michigan Municipal          AAA/Aaa          -             1,678,800      1,678,800
                                       Bond Authority,
                                       Revenue Bonds, 5.75%
                                       (Clean Water Revolving
                                       Fund), 10/1/2007
      -         1,000,000   1,000,000  Michigan Municipal          AAA/Aaa          -             1,160,920      1,160,920
                                       Bond Authority,
                                       Revenue Bonds, 5.75%
                                       (Clean Water Revolving
                                       Fund), 10/1/2015
      -         1,455,000   1,455,000  Michigan Municipal          AAA/Aaa          -             1,617,654      1,617,654
                                       Bond Authority,
                                       Revenue Bonds, 5.25%
                                       (Drinking Water
                                       Revolving Fund),
                                       10/1/2007
      -         2,190,000   2,190,000  Michigan Municipal          AAA/Aaa          -             2,527,282      2,527,282
                                       Bond Authority,
                                       Revenue Bonds, 5.625%
                                       (Drinking Water
                                       Revolving Fund),
                                       10/1/2013
   250,000          -       250,000    Michigan Municipal          AAA/Aa1       254,660              -           254,660
                                       Bond Authority,
                                       Revenue Refunding
                                       Bonds, 6.50% (Q-SBLF
                                       LOC)/(Original Issue
                                       Yield: 6.60%), 5/1/2007
      -         2,500,000   2,500,000  Michigan Public Power       AAA/Aaa          -             2,754,875      2,754,875
                                       Agency, Belle River
                                       Project Refunding
                                       Revenue Bonds (Series
                                       2002A), 5.25% (MBIA
                                       INS), 1/1/2010
   500,000          -       500,000    Michigan Public Power       AAA/Aaa       541,450              -           541,450
                                       Agency, Campbell
                                       Project (Series A),
                                       5.50% (AMBAC LOC),
                                       1/1/2006
  1,100,000         -       1,100,000  Michigan State              AA+/Aa1      1,111,572             -          1,111,572
                                       Building Authority,
                                       (Series I), 4.75%
                                       (Original Issue Yield:
                                       4.98%), 10/15/2018
      -         1,000,000   1,000,000  Michigan State              AA+/Aa1          -             1,072,310      1,072,310
                                       Building Authority,
                                       Facilities Program
                                       Refunding Revenue
                                       Bonds (Series 2001),
                                       5.50%, 10/15/2019
      -         1,000,000   1,000,000  Michigan State              AA+/Aa1          -             1,054,350      1,054,350
                                       Building Authority,
                                       Facilities Program
                                       Revenue Bonds (Series
                                       2001), 5.125%,
                                       10/15/2016
      -         2,270,000   2,270,000  Michigan State              AA+/Aa2          -             2,566,235      2,566,235
                                       Building Authority,
                                       State Police
                                       Communications Revenue
                                       Bonds, 5.50% 10/1/2008
      -         1,000,000   1,000,000  Michigan State              AAA/Aaa          -             1,100,880      1,100,880
                                       Comprehensive
                                       Transportation Board,
                                       Revenue Bonds (Series
                                       2002B), 5.00% (FSA
                                       INS), 5/15/2008
  1,000,000         -       1,000,000  Michigan State               NR/A1       1,023,770             -          1,023,770
                                       Hospital Finance
                                       Authority, (Series A),
                                       5.00% (McLaren
                                       Obligated
                                       Group)/(Original Issue
                                       Yield: 5.05%),
                                       10/15/2004
   600,000          -       600,000    Michigan State               A-/A1        640,386              -           640,386
                                       Hospital Finance
                                       Authority, (Series A),
                                       5.10% (Henry Ford
                                       Health System,
                                       MI)/(Original Issue
                                       Yield: 5.20%),
                                       5/15/2006
   750,000          -       750,000    Michigan State               NR/A1        767,745              -           767,745
                                       Hospital Finance
                                       Authority, (Series A),
                                       5.20% (McLaren
                                       Obligated
                                       Group)/(Original Issue
                                       Yield: 5.25%),
                                       10/15/2006
    60,000          -        60,000    Michigan State              AAA/Aaa       62,108               -           62,108
                                       Hospital Finance
                                       Authority, (Series P),
                                       4.90% (MBIA Insurance
                                       Corp.)/(Original Issue
                                       Yield: 5.10%),
                                       08/15/2003
   940,000          -       940,000    Michigan State              AAA/Aaa       972,900              -           972,900
                                       Hospital Finance
                                       Authority, (Series P),
                                       4.90% (MBIA Insurance
                                       Corp.)/(Original Issue
                                       Yield: 5.10%),
                                       08/15/2003
      -         1,500,000   1,500,000  Michigan State               A-/A1           -             1,573,890      1,573,890
                                       Hospital Finance
                                       Authority, Hospital
                                       Refunding Revenue
                                       Bonds (Series 2003A),
                                       5.50% (Henry Ford
                                       Health System, MI),
                                       3/1/2013
      -         1,000,000   1,000,000  Michigan State               A/A1            -             1,049,090      1,049,090
                                       Hospital Finance
                                       Authority, Hospital
                                       Refunding Revenue
                                       Bonds, 5.75% (Sparrow
                                       Obligated Group, MI),
                                       11/15/2016
  1,000,000         -       1,000,000  Michigan State              AAA/Aaa      1,015,260             -          1,015,260
                                       Hospital Finance
                                       Authority, Refunding
                                       Revenue Bonds, 4.40%
                                       (MBIA Insurance Corp.
                                       LOC)/(Original Issue
                                       Yield: 4.45%)
                                       02/15/2004
  2,180,000         -       2,180,000  Michigan State              AAA/Aaa      2,323,705             -          2,323,705
                                       Hospital Finance
                                       Authority, Refunding
                                       Revenue Bonds, 5.00%
                                       (AMBAC LOC)/(Original
                                       Issue Yield: 4.70%)
                                       08/15/2005
   750,000          -       750,000    Michigan State              AAA/Aaa       770,782              -           770,782
                                       Hospital Finance
                                       Authority, Refunding
                                       Revenue Bonds, 5.00%
                                       (AMBAC LOC)/(Original
                                       Issue Yield: 4.85%)
                                       05/15/2005
  1,000,000         -       1,000,000  Michigan State              BBB/NR        986,070              -           986,070
                                       Hospital Finance
                                       Authority, Refunding
                                       Revenue Bonds, 5.00%,
                                       05/15/2008
   480,000          -       480,000    Michigan State              AAA/Aaa       531,106              -           531,106
                                       Hospital Finance
                                       Authority, Refunding
                                       Revenue Bonds, 5.20%
                                       (MBIA Insurance Corp.
                                       LOC)/(Original Issue
                                       Yield: 5.199%),
                                       11/15/2007
   450,000          -       450,000    Michigan State              AAA/Aaa       498,402              -           498,402
                                       Hospital Finance
                                       Authority, Refunding
                                       Revenue Bonds, 5.30%
                                       (MBIA Insurance Corp.
                                       LOC)/(Original Issue
                                       Yield: 5.299%),
                                       11/15/2006
   450,000          -       450,000    Michigan State             AAA/Aaaa       489,699              -           489,699
                                       Hospital Finance
                                       Authority, Refunding
                                       Revenue Bonds, 5.40%
                                       (MBIA Insurance Corp.
                                       LOC)/(Original Issue
                                       Yield: 5.399%),
                                       11/15/2006
  1,400,000         -       1,400,000  Michigan State              AAA/Aaa      1,570,660             -          1,570,660
                                       Hospital Finance
                                       Authority, Refunding
                                       Revenue Bonds, 5.50%
                                       (FSA LOC)/(Original
                                       Issue Yield: 4.95%),
                                       06/01/2008
      -         1,000,000   1,000,000  Michigan State              AAA/Aaa          -             1,046,600      1,046,600
                                       Hospital Finance
                                       Authority, Refunding
                                       Revenue Bonds (Series
                                       1998A0, 4.90% (St,
                                       John Hospital,
                                       MI)/(AMBAC
                                       INS)/(Original Issue
                                       Yield: 5.05%),
                                       05/15/2013
      -         1,300,000   1,300,000  Michigan State               A+/A2           -             1,343,238      1,343,238
                                       Hospital Finance
                                       Authority, Refunding
                                       Revenue Bonds (Series
                                       2002A), 5.50%
                                       (Crittenton Hospital,
                                       MI), 3/1/2016
      -         1,175,000   1,175,000  Michigan State              AA-/Aa3          -             1,263,149      1,263,149
                                       Hospital Finance
                                       Authority, Refunding
                                       Revenue Bonds (Series
                                       A), 6.00% (Trinity
                                       Healthcare Credit
                                       Group)/(Original Issue
                                       Yield:6.14%), 12/1/2020
      -         1,000,000   1,000,000  Michigan State               NR/A1           -             1,019,430      1,019,430
                                       Hospital Finance
                                       Authority, Revenue &
                                       Refunding Bonds
                                       (Series 1998A), 5.10%
                                       (McLaren Health Care
                                       Corp.)/(Original Issue
                                       Yield:5.15%), 6/1/2013
      -         2,000,000   2,000,000  Michigan State              AAA/Aaa          -             2,174,460      2,174,460
                                       Hospital Finance
                                       Authority, Revenue
                                       Bonds (Series 1993P),
                                       5.375% (Sisters of
                                       Mercy Health
                                       System)/(MBIA
                                       INS)/(Original Issue
                                       Yield: 5.55%),
                                       8/15/2014
      -         1,325,000   1,325,000  Michigan State              NR/Aa2           -             1,416,544      1,416,544
                                       Hospital Finance
                                       Authority, Revenue
                                       Bonds (Series 1997W),
                                       5.00% (Mercy Health
                                       Services)/(original
                                       Issue Yield: 5.26%),
                                       8/15/2011
      -         2,000,000   2,000,000  Michigan State              AAA/Aaa          -             2,226,440      2,226,440
                                       Hospital Finance
                                       Authority, Revenue
                                       Bonds (Series 1999A),
                                       6.00% (Ascension
                                       Health Credit
                                       Group)/(MBIA INS),
                                       11/15/2011
      -         1,000,000   1,000,000  Michigan State Housing      AAA/Aaa          -             1,019,830      1,019,830
                                       Development Authority,
                                       (Series A) Rental
                                       Housing Revenue Bonds,
                                       5.55% (MBIA INS),
                                       04/1/2004
      -          575,000    575,000    Michigan State Housing      NR/Aaa           -              602,600        602,600
                                       Development Authority,
                                       LO Multifamily Housing
                                       Revenue Refunding
                                       Bonds (Series 2000A),
                                       6.30% (Oakbrook Villa
                                       Townhomes)/(GNMA COL
                                       Home Mortgage Program
                                       GTD), 07/20/2019
      -          500,000    500,000    Michigan State Housing      AA+/NR           -              508,140        508,140
                                       Development Authority,
                                       Revenue Bonds (Series
                                       A), 5.90%, 12/1/2005
      -         1,000,000   1,000,000  Michigan State Housing      AA+/NR           -             1,046,800      1,046,800
                                       Development Authority,
                                       Revenue Bonds (Series
                                       E), 5.55%, 12/1/2007
   160,000          -       160,000    Michigan State Housing      AAA/Aaa       162,708              -           162,708
                                       Development Authority,
                                       Revenue Bonds, 6.50%
                                       (Greenwood Village
                                       Project)/(FSA LOC ),
                                       9/15/2007
      -         1,000,000   1,000,000  Michigan State Housing      AAA/Aaa          -             1,023,600      1,023,600
                                       Development Authority,
                                       SFM Revenue Bonds
                                       (Series 2001A), 5.30%
                                       (MBIA INS), 12/1/2016
      -         1,000,000   1,000,000  Michigan State Trunk        AAA/Aaa          -             1,078,390      1,078,390
                                       Line, Revenue Bonds
                                       (Series 2001A), 5.50%
                                       (FSA INS), 11/1/2018
      -         3,000,000   3,000,000  Michigan State,             AAA/Aaa          -             3,319,020      3,319,020
                                       Refunding UT GO Bonds,
                                       5.00% 12/1/2007
      -         2,000,000   2,000,000  Michigan State,             AAA/Aaa          -             2,222,040      2,222,040
                                       Refunding UT GO Bonds,
                                       5.00% 12/1/2008
   400,000          -       400,000    Michigan State South       AAA/Aaaa       436,832              -           436,832
                                       Central Power Agency,
                                       Refunding Revenue
                                       Bonds, 5.80% (MBIA
                                       Insurance Corp.
                                       LOC)/(Original Issue
                                       Yield: 5.90%),
                                       11/1/2005
  1,105,000         -       1,105,000  Michigan Strategic          NR/Aa3       1,166,593             -          1,166,593
                                       Fund, (series A),
                                       5.40% (First of
                                       American Bank
                                       LOC)/(Original Issue
                                       Yield: 5.399%),
                                       8/1/2007
  1,065,000         -       1,065,000  Michigan Strategic          NR/Aa3       1,128,176             -          1,128,176
                                       Fund, (series A),
                                       5.50% (First of
                                       American Bank
                                       LOC)/(Original Issue
                                       Yield: 5.499%),
                                       8/1/2007
   350,000       250,000    600,000    Michigan Strategic         BBB/Baa1       376,492           269,095        645,587
                                       Fund, LT Obligation
                                       Revenue Refunding
                                       Bonds (Series A),
                                       7.10% (Ford Motor
                                       Co.)/(Original Issue
                                       Yield:7.127%), 2/1/2006
      -          500,000    500,000    Michigan Strategic           A-/NR           -              494,900        494,900
                                       Fund, LO Revenue Bonds
                                       (Series 1998), 5.30%
                                       (Porter Hills
                                       Presbyterian Village,
                                       Inc.)/(Original Issue
                                       Yield:5.422%), 7/1/2018
      -         1,250,000   1,250,000  Milan, MI, area             AAA/Aaa          -             1,425,738      1,425,738
                                       Schools, UT GO Bonds
                                       (Series 2000A), 5.75%
                                       (Q-SBLF GTD)/(FGIC
                                       INS)/(Original Issue
                                       Yield: 5.86%), 5/1/2020
      -         4,250,000   4,250,000  Monroe County, MI,          AAA/Aaa          -             4,508,995      4,508,995
                                       PCA, PCR Bonds (Series
                                       A), 6.35% (Detroit
                                       Edison Co.)/(AMBAC
                                       INS), 12/1/2004
   300,000          -       300,000    Montague, MI, Public        AAA/Aaa       325,446              -           325,446
                                       School District,
                                       Refunding UT GO Bonds,
                                       5.125% (FSA and Q-SBLF
                                       LOCs)/(Original Issue
                                       Yield:4.60%), 5/1/2006
   300,000          -       300,000    Montague, MI, Public        AAA/Aaa       321,402              -           321,402
                                       School District,
                                       Refunding UT GO Bonds,
                                       5.125% (FSA and Q-SBLF
                                       LOCs)/(Original Issue
                                       Yield:4.75%), 5/1/2008
      -         1,005,000   1,005,000  Montague, MI, Public        AAA/Aaa          -             1,094,958      1,094,958
                                       School District,
                                       Refunding UT GO Bonds,
                                       5.50% (Q-SBLF GTD),
                                       5/1/2015
      -         1,200,000   1,200,000  Newaygo, MI, Public         AAA/Aaa          -             1,312,872      1,312,872
                                       Schools, UT GO Bonds,
                                       5.50% (Q-SBLF GTD),
                                       5/1/2014
   500,000          -       500,000    Northville, MI Public       AAA/Aaa       538,160              -           538,160
                                       School District, UT
                                       GO, 5.00% (FGIC and
                                       Q-SBLF LOCs)/(Original
                                       Issue Yield: 5.05%),
                                       5/1/2010
      -         1,765,000   1,765,000  Oakland County, MI,         NR/Aa3           -             1,829,493      1,829,493
                                       EDC, LO Revenue Bonds
                                       (Series 1997), 5.50%
                                       (Lutheran Social
                                       Services of
                                       Michigan)/(First of
                                       America Bank LOC),
                                       6/1/2014
  1,000,000         -       1,000,000  Oakland County, MI          NR/Aaa       1,060,530             -          1,060,530
                                       EDC, LT Obligation
                                       Refunding Revenue
                                       Bonds (Series 1994B),
                                       6.375% (Cranbrook
                                       Educational
                                       Community)/(United
                                       States Treasury GTD),
                                       11/1/2014
      -         1,130,000   1,130,000  Oakland University,         AAA/Aaa          -             1,221,733      1,221,733
                                       MI, Revenue Bonds,
                                       5.75% (MBIA
                                       INS)/(Original Issue
                                       Yield: 5.835%),
                                       5/15/2015
      -         1,140,000   1,140,000  Okemos, MI, Public          AAA/Aaa          -             1,238,656      1,238,656
                                       School District,
                                       Refunding UT GO Bonds,
                                       4.75% (Q-SBLF INS),
                                       5/1/2009
      -         1,000,000   1,000,000  Paw Paw, MI Public          AAA/Aaa          -             1,063,060      1,063,060
                                       School District,
                                       School Building & Site
                                       UT GO Bonds, 5.50%
                                       (Q-SBLF GTD)/(Original
                                       Issue Yield: 5.60%),
                                       5/1/2020
   275,000          -       275,000    Pewamo Westphalia, MI       AAA/Aaa       297,437              -           297,437
                                       Community School
                                       District, UT GO, 5.00%
                                       (FGIC and Q-SBLF
                                       LOCS)/(Original Issue
                                       Tield: 4.55%), 5/1/2006
  1,100,000         -       1,100,000  Plymouth-Canton, MI         AAA/Aaa      1,131,592             -          1,131,592
                                       Community School
                                       District, UT GO, 4.50%
                                       (FGIC and Q-SBLF
                                       LOCs)/(Original Issue
                                       Yield: 4.55%), 5/1/2008
   500,000          -       500,000    Portage, MI Public          AAA/Aaa       515,660              -           515,660
                                       Schools, UT GO, 4.35%
                                       (FSA LOC)/(Original
                                       Issue Yield: 4.47%),
                                       5/1/2008
   500,000          -       500,000    Portage, MI Public          AAA/Aaa       513,310              -           513,310
                                       Schools, UT GO, 4.35%
                                       (FSA LOC)/(Original
                                       Issue Yield: 4.47%),
                                       5/1/2008
      -         1,625,000   1,625,000  River Rouge, MI,            AAA/Aaa          -             1,786,623      1,786,623
                                       School District,
                                       Refunding UT GO Bonds,
                                       5.00% (Q-SBLF
                                       GTD)/(FGIC INS),
                                       5/1/2009
  1,000,000         -       1,000,000  Rochester, MI               AAA/aaa      1,094,500             -          1,094,500
                                       Community school
                                       District, UT GO, 5.50%
                                       (MBIA Insurance Corp.
                                       and Q-SBLF
                                       LOCs)/(Original Issue
                                       Yield: 4.65%), 5/1/2006
      -         1,155,000   1,155,000  Romeo, MI, Community        AAA/Aaa          -             1,228,805      1,228,805
                                       School District,
                                       Building & Site UT GO
                                       Bonds, 5.00% (Q-SBLF
                                       GTD)/(Original Issue
                                       Yield: 5.12%), 5/1/2012
      -         1,170,000   1,170,000  Romulus, MI, Community      AAA/Aaa          -             1,353,421      1,353,421
                                       Schools, UT GO Bonds,
                                       6.00% (FGIC INS),
                                       5/1/2011
  1,500,000         -       1,500,000  Roseville, MI School        AAA/Aaa      1,601,085             -          1,601,085
                                       District, UT GO ,
                                       4.45% (FSA and Q-SBLF
                                       LOCs)/(Original Issue
                                       Yield: 4.45%), 5/1/2006
      -         1,500,000   1,500,000  Saginaw, MI, Hospital       AAA/Aaa          -             1,617,135      1,617,135
                                       Finance Authority,
                                       Refunding Revenue
                                       Bonds (Series 1999E),
                                       5.625% (Covenant
                                       Medical Center,
                                       Inc.)/(MBIA INS),
                                       7/1/2013
  5,000,000         -       5,000,000  Saginaw, MI, Hospital        A/NR        5,275,000             -          5,275,000
                                       Finance Authority,
                                       (Series F), 6.50%
                                       (Original Issue
                                       Yield:6.645%), 7/1/2030
      -         2,000,000   2,000,000  Saline, MI, Area            AAA/Aaa          -             2,281,180      2,281,180
                                       Schools, UT GO Bonds
                                       (Series 2000A), 5.75%
                                       (Prerefunded and
                                       Q-SBLF GTDs), 5/1/2018
   100,000          -       100,000    Saline, MI Building         AAA/Aaa       102,721              -           102,721
                                       Authority, (GO UT),
                                       7.00% (AMBAC LOC),
                                       7/1/2005
      -         1,000,000   1,000,000  Sault Ste Marie, MI,        AAA/Aaa          -             1,051,380      1,051,380
                                       Area Public Schools,
                                       UT GO Bonds, 5.375%
                                       (Q-SBLF GTD)/(FGIC
                                       INS)/(Original Issue
                                       Yield:5.65%), 5/1/2019
      -          675,000    675,000    South Lyon, MI,             AAA/Aaa          -              741,380        741,380
                                       Community School
                                       District, UT GO Bonds,
                                       Series A, 5.75%
                                       (Q-SBLF GTD)/(Original
                                       Issue Yield: 5.85%),
                                       5/1/2019
  1,250,000         -       1,250,000  Trenton, MI City            AAA/Aaa      1,337,200             -          1,337,200
                                       School District, UT
                                       GO, 5.625% (AMBAC
                                       LOC)/(Original Issue
                                       Yield: 5.73%),
                                       10/1/2021
  1,000,000         -       1,000,000  Troy, MI City School        AAA/Aa1      1,069,480             -          1,069,480
                                       District, UT GO Bonds,
                                       4.75% (Q-SBLF
                                       LOC)/(Original Issue
                                       Yield: 4.80%), 5/1/2007
  1,000,000         -       1,000,000  University of               AA/Aa1       1,089,770             -          1,089,770
                                       Michigan, (Series
                                       A-1), 5.25% (Original
                                       Issue Yield: 4.98%),
                                       12/1/2009
      -         1,000,000   1,000,000  Utica, MI, Community        AAA/Aaa          -             1,088,680      1,088,680
                                       Schools, UT GO School
                                       Building & Site
                                       Refunding Bonds, 5.50%
                                       (Q-SBLF GTD), 5/1/2016
      -         1,000,000   1,000,000  Warren, MI,                 AAA/Aaa          -             1,078,570      1,078,570
                                       Consolidated School
                                       District, School
                                       Improvement LT GO
                                       Bonds, 4.50% (FGIC
                                       INS), 5/1/2008
  1,375,000         -       1,375,000  Washtenaw Community          AA/A1       1,438,401             -          1,438,401
                                       College, MI, (Series
                                       A), 4.35% (Original
                                       Issue Yield: 4.35%),
                                       04/1/2005
  1,200,000         -       1,200,000  Washtenaw Community         AA/Aa3       1,290,036             -          1,290,036
                                       College, MI, (Series
                                       A), 4.90% (Original
                                       Issue Yield: 4.90%),
                                       04/1/2006
  1,450,000         -       1,450,000  Waterford, MI School        AAA/Aa1      1,518,468             -          1,518,468
                                       District, UT GO Bonds,
                                       4.85% (Q-SBLF
                                       LOC)/(Original Issue
                                       Yield:4.90%), 6/1/2010
      -         1,000,000   1,000,000  Waverly, MI, Community      AAA/Aaa          -             1,110,800      1,110,800
                                       Schools, School
                                       Buiding and Site UT GO
                                       Bonds (Series 2000),
                                       5.75% (FGIC INS),
                                       5/1/2015
      -         1,000,000   1,000,000  Wayne County, MI,           AAA/Aaa          -             1,100,290      1,100,290
                                       Building Authority, LT
                                       GO Capital Improvement
                                       Bonds, 5.35% (MBIA
                                       INS)/(Original Issue
                                       Yield: 5.40%), 6/1/2009
      -         1,775,000   1,775,000  West Bloomfield, MI,        AAA/Aaa          -             1,933,774      1,933,774
                                       School District,
                                       Refunding UT GO Bonds,
                                       5.50% (MBIA INS),
                                       5/1/2015
   900,000          -       900,000    West Bloomfield, MI,        AAA/aaa      1,025,243             -          1,025,243
                                       School District, UT GO
                                       Bonds, 5.70% (FGIC
                                       LOC)/(Original Issue
                                       Yield: 5.75%), 5/1/2014
      -         1,000,000   1,000,000  West Branch Rose City,      AAA/Aaa          -             1,079,970      1,079,970
                                       MI, School District,
                                       UT GO Bonds, 5.50%
                                       (Q-SBLF GTD)/(FGIC
                                       INS)/(Original Issue
                                       Yield: 5.60%), 5/1/2017
      -          600,000    600,000    West Ottawa, MI,            AAA/Aaa          -              633,504        633,504
                                       Public School
                                       District, UT GO Bonds
                                       (Series 2002A), 4.00%
                                       (Q-SBLF GTD), 5/1/2006
      -          800,000    800,000    West Ottawa, MI,            AAA/Aaa          -              847,088        847,088
                                       Public School
                                       District, UT GO Bonds
                                       (Series 2002A), 4.00%
                                       (Q-SBLF GTD), 5/1/2007
      -         1,000,000   1,000,000  Western Michigan            AAA/Aaa          -             1,106,130      1,106,130
                                       University, Revenue
                                       Refunding Bonds, 5.00%
                                       (MBIA INS), 11/15/2009
      -         1,025,000   1,025,000  Whitehall, MI,              AAA/Aaa          -             1,114,237      1,114,237
                                       District Schools, UT
                                       GO Bonds, 5.50%
                                       (Q-SBLF GTD), 5/1/2016
  1,000,000         -       1,000,000  Wixon, MI, UT GO,          AAA/Aaaa      1,017,600             -          1,017,600
                                       4.75% (AMBAC
                                       LOC)/(Original Issue
                                       Yield: 4.986%),
                                       5/1/2004
      -         1,710,000   1,710,000  Woodhaven-Brownstown,       AAA/Aaa          -             1,843,722      1,843,722
                                       MI, School District,
                                       UT GO Bonds, 5.375%
                                       (Q-SBLF GTD), 5/1/2016
  1,700,000         -       1,700,000  Wyandotte, MI Electric      AAA/Aaa      1,896,707             -          1,896,707
                                       Authority, Refunding
                                       Revenue Bonds, 6.25%
                                       (MBIA Insurance Corp.
                                       LOC)/(Original Issue
                                       Yield: 6.55%),
                                       10/1/2008
                                       Total Long-Term                         61,336,960        144,154,635    205,491,595
                                       Municipals (identified
                                       cost $195,303,416)


 SHORT-TERM MUNICIPALS- 0.8%
Puerto Rico - 0.8%
      -         1,600,000   1,600,000  Puerto Rico Government                       -             1,600,000      1,600,000
                                       Development Bank, Weekly VRDNs
                                       (MBIA INS)/(Credit Suisse First
                                       Boston LIQ) (at amortized cost)
                                       Total                                        -             1,600,000      1,600,000

 Mutual Fund- 0.4%
   971,569          -       971,569    Tax-Free Obligations                      971,569              0           971,569
                                       Fund
                                       Total                                     971,569              -           971,569
                                       Total Investments -                     62,308,529        145,754,635    208,063,164
                                       98.7%(identified cost
                                       $197,874,985)(3)
                                       Other Assets and                          606,388          2,204,692      2,811,080
                                       Liabilities - 1.3 %
                                       Total Net Assets - 100%                 $62,914,917      $147,959,327    $210,874,244


Securities that are subject to the federal alternative minimum tax (AMT) represent 5.3% of the fund's combined portfolio as calculated based upon total portfolio market value (unaudited).

1 Please refer to the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 The cost of investments for federal tax purposes amounts to $197,874,985 for the Pro Forma Combined.

Note: The categories of investments are shown as a percentage of total net assets of Pro Forma Combined at August 31, 2003

   The following acronyms are used throughout these portfolios:
 AMBAC            -American Municipal Bond Assurance Corporation
 COL              -Collateralized
 EDC              -Economic Development Commission
 FGIC             -Financial Guaranty Insurance Company
 FSA              -Financial Security Assurance
 GNMA             -Government National Mortgage Association
 GO               -General Obligation
 GTD              Guaranteed
 INS              -Insured
 LIQ              -Liquidity Agreement
 LO               -Limited Obligation
 LOC              -Letter of Credit
 LT               -Limited Tax
 MBIA             -Municipal Bond Insurance Association
 PCA              -Pollution Control Authority
 PCR              -Pollution Control Revenue
 Q-SBLF           -Qualified State Bond Loan Fund
 SFM              -Single Family Mortgage
 UT               -Unlimited Tax
 VRDNs            -Variable Rate Demand Notes

   See Notes which are an integral part of the Financial Statements






                         Golden Oak Michigan Tax Free Bond Portfolio


                       Federated Michigan Intermediate Municipal Trust


                  Pro Forma Combining Statements of Assets and Liabilities

                                 August 31, 2003 (Unaudited)
                                 Golden Oak         Federated       Pro Forma     Pro Forma
                                  Michigan           Michigan      Adjustment     Combined
                                  Tax Free         Intermediate
                                    Bond            Municipal
                                  Portfolio           Trust
Assets:
Investments in securities, at    $62,308,529       $145,754,635        $-         $208,063,164
value
Cash                                  -               57,511            -          57,511
Income receivable                  868,182          2,276,513           -         3,144,695
Receivable for shares sold            -              367,271            -          367,271
Total assets                     63,176,711        148,455,930          -         211,632,641
Liabilities:
Payable for shares redeemed          $-              $200,646          $-         $200,646
Income distribution payable        221,153           277,485            -          498,638
Payable for investment adviser     14,060               -               -          14,060
fee
Payable for administrative          2,925               -               -           2,925
personnel and services fee
Payable for transfer and            5,518             2,662             -           8,180
dividend disbursing agent fees
and expenses
Payable for portfolio                 -               6,052             -           6,052
accounting fees
Payable for distribution             148                -               -            148
services fees
Payable for shareholder               -               8,772             -           8,772
services fee
Accrued expenses                   17,990              986              -          18,976
Total liabilities                  261,794           496,603            -          758,397
Net Assets                       $62,914,917       $147,959,327        $-         $210,874,244
Net Assets Consists of:
Paid in capital                  $59,400,468       $142,368,783        $-         201,769,251
Net unrealized appreciation of    3,700,505         6,487,674           -         10,188,179
investments and swap contracts
Undistributed (distributions        3,598              (25)             -           3,573
in excess of) net investment
income
Accumulated net realized loss     (189,654)         (897,105)           -         (1,086,759)
on investments and swap
contracts
Total Net Assets                 $62,914,917       $147,959,327        $-         $210,874,244
Net Assets:
Institutional Shares             $62,329,494            $-         $(62,329,494(a)   $-
   Class A Shares                 $585,423         $147,959,327    $62,329,494 (a)$210,874,244
Shares Outstanding:
   Institutional Shares          $6,116,257             $-         $(6,116,257)(a)   $-
   Class A Shares                  $57,447         $13,249,545     $5,575,043  (a)$18,882,035
Net Asset Value Per Share
   Institutional Shares            $10.19               $-             $-            $-
   Class A Shares                  $10.19             $11.17           $-          $11.17
Offering Price Per Share
   Institutional Shares            $10.19               $-             $-            $-
   Class A Shares                  $10.67      *      $11.52    **     $-          $11.52   **
Redemption Proceeds Per Share
Institutional Shares               $10.19               $-             $-            $-
   Class A Shares                  $10.19             $11.17           $-          $11.17

Investments, at identified cost  $58,608,024       $139,266,961        $-         $197,874,985

* Computation of offering price per share 100/95.5 of net asset value.
** Computation of offering price per share 100/97.0 of net asset value.
(a) Adjustment to reflect net asset and share balances as a result of the combination.
(See Notes to Pro Forma Financial Statements)




                                      Golden Oak Michigan Tax Free Bond Portfolio


                                    Federated Michigan Intermediate Municipal Trust


                                     Pro Forma Combining Statements of Operations


                                    For the year ended August 31, 2003 (Unaudited)
                                                    Golden Oak          Federated         Pro Forma         Pro Forma
                                                     Michigan           Michigan          Adjustment        Combined
                                                     Tax Free         Intermediate
                                                  Bond Portfolio        Municipal
                                                                          Trust
Investment Income:
Interest                                            $3,230,347         $6,493,434            $-            $9,723,781
Total income                                        3,230,347           6,493,434             -             9,723,781
Expenses:
Investment adviser fee                               337,119             581,586          (67,426)   (a)     851,279
Administrative personnel and services fee            116,307             125,000          (81,053)   (b)     160,254
Custodian fees                                        8,770               7,864            (7,084)   (c)      9,550
Transfer and dividend disbursing agent                40,609             50,767           (24,000)   (d)     67,376
fees and expenses
Directors'/Trustees' fees                             1,768               2,627            (1,768)   (e)      2,627
Auditing fees                                         13,934             10,531           (13,934)   (f)     10,531
Legal fees                                            3,481               5,320            (3,481)   (g)      5,320
Portfolio accounting fees                             33,586             55,802           (11,086)   (h)     78,302
Distribution services fee - Class A Shares            1,593                 -              (1,593)   (i)        -
Shareholder services fee - Class A Shares               -                363,491           168,560   (j)     532,051
Share registration costs                              48,798             30,789           (40,256)   (k)     39,331
Printing and postage                                  8,770              17,094            (6,500)   (l)     19,364
Insurance premiums                                    5,604               1,544            (5,604)   (m)      1,544
Miscellaneous                                          962                1,166             (675)    (n)      1,453
Total expenses                                       621,301            1,253,581         (95,900)          1,778,982
Waivers:
Waiver of investment adviser fee                    (181,451)           (252,339)          117,835   (o)    (315,955)
Waiver of shareholder services fee                      -               (261,714)         (121,363)  (p)    (383,077)
Waiver of transfer and dividend                         -                (5,421)              -              (5,421)
disbursing agent fees and expenses
Total Waivers                                       (181,451)           (519,474)          (3,528)          (704,453)
Net Expenses                                         439,850             734,107          (99,428)          1,074,529
Net investment income                               $2,790,497         $5,759,327          $99,428          8,649,252
Realized and Unrealized Gain/(Loss) on
Investments and Swap Contracts:
Net realized gain (loss) on investments              (76,493)            251,593              -              175,100
Net realized gain on swap contracts                     -                56,000               -              56,000
Net change in unrealized                            (896,170)          (1,352,960)            -            (2,249,130)
appreciation/(depreciation) of
investments

Net realized and unrealized gain (loss)             (972,663)          (1,045,367)            -            (2,018,030)
on investments and swap contracts
Change in net assets resulting from                 $1,817,834         $4,713,960          $99,428          6,631,222
operations


(See Notes to Pro Forma Financial Statements)

                 Golden Oak Michigan Tax Free Bond Portfolio

               Federated Michigan Intermediate Municipal Trust

                   Notes to Pro Forma Financial Statements

                    Year Ended August 31, 2003 (Unaudited)



Note 1. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments, Statements of Assets and Liabilities and Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Golden Oak(R) Michigan Tax Free Bond Portfolio and Federated Michigan Intermediate Municipal Trust, individually referred to as (the "Fund") or collectively as (the "Funds"), for the year ended August 31, 2003. These statements have been derived from the books and records utilized in calculating daily net asset values at August 31, 2003.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information. The Funds follow generally accepted accounting principles in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each fund.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Golden Oak(R) Michigan Tax Free Bond Portfolio for shares of Federated Michigan Intermediate Municipal Trust. Under generally accepted accounting principles, Federated Michigan Intermediate Municipal Trust will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity. Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity. Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended August 31, 2003, Golden Oak(R) Michigan Tax Free Bond Portfolio and Federated Michigan Intermediate Municipal Trust paid investment advisory fees computed at the annual rate of 0.50% and 0.40%, respectively, as a percentage of average daily net assets.

All costs with respect to the exchange will be borne by Federated Investment Management Company and CB Capital Management, Inc. or their respective affiliates.



Note 2. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 52,410 Shares of Federated Michigan Intermediate Municipal Trust in exchange for 57,447 Class A Shares of Golden Oak(R) Michigan Tax Free Bond Portfolio which would have been issued at August 31, 2003 in connection with the proposed reorganization.

The Pro Forma Institutional Class Shares net asset value per share assumes the issuance of 5,580,080 Class A Shares of Federated Michigan Intermediate Municipal Trust in exchange for 6,116,257 Institutional Class Shares of
Golden Oak(R) Michigan Tax Free Bond Portfolio which would have been issued at August 31, 2003 in connection with the proposed reorganization.



Note 3.  Pro Forma Adjustments

(a) Federated Investment Management Company, the Fund's investment adviser (the "Adviser") receives for its services an annual investment advisory fee equal to 0.40% of the Funds' average daily net assets. The Adviser may voluntarily choose to waive a portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. Adjustment to reflect the investment adviser fee being brought in line based on combined average daily net assets of both funds.

(b) Federated Administrative Services (FAS), provides the Fund with certain administrative personnel and services necessary to operate the Fund. The fee paid to FAS is based on the level of average aggregate daily net assets of the Federated Funds. FAS may voluntarily choose to waive a portion of its fee and can modify or terminate its voluntary waiver at any time at its sole discretion. Adjustment to reflect the administrative personnel and services fee being brought in line based on combined average daily net assets of both funds.

(c) Adjustment to reflect the custodian fees reduction due to the combining of two portfolios into one.

(d) Federated Services Company (FServ) through its subsidiary, Federated Shareholder Services Company (FSSC), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the number of share classes and accounts per fund and the level of average aggregate net assets of the Fund for the period. The adjustment is due to the combining of two portfolios into one.

(e) Adjustment to reflect the directors'/trustees' fee reduction due to the combining of two portfolios into one.

(f) Adjustment to reflect the auditing fee reduction due to the combining of two portfolios into one.

(g) Adjustment to reflect the legal fee reduction due to the combining of two portfolios into one.

(h) The portfolio accounting fee is based on the level of average daily net assets of the Fund for the period, plus out-of-pocket expenses. Adjustment is due to the combining of two portfolios into one.

(i) Adjustment to reflect reduction of Class A Shares distribution services fee which is no longer applicable.

(j) Adjustment to reflect Class A Shares shareholder services fee after combination.

(k) Adjustment to reflect the reduction in Share registration costs due to the combining of two portfolios into one.

(l) Printing and postage expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(m) Insurance expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(n) Miscellaneous expenses are adjusted to reflect estimated savings to be realized by combining two portfolios into one.

(o) Adjustment to reflect waiver of investment adviser fee based on combined average net assets of the two funds.

(p) Adjustment to reflect waiver of administrative personnel and services fee based on the combined average net assets of the two funds.

  (q) Adjustment to reflect waiver of shareholder services fee based on the combined average net assets of the two funds.
               FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST,

          a portfolio of Federated Municipal Securities Income Trust





Investment Adviser

FEDERATED INVESTMENT MANAGEMENT COMPANY

Federated Investors Tower

1100 Liberty Avenue

Pittsburgh, PA  15222-3779



Distributor

FEDERATED SECURITIES CORP.

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, PA 15222-3779



Transfer Agent and Dividend Dispersing Agent

STATE STREET BANK AND TRUST COMPANY

P.O. Box 8600

Boston, MA 02266-8600













PART C.     OTHER INFORMATION

Item 15.    Indemnification:

Indemnification is provided to Trustees and officers of Federated Municipal Securities Income Trust (the "Registrant") pursuant to the Registrant's Declaration of Trust and Bylaws, except where such indemnification is not permitted by law. However, the Declaration of Trust and Bylaws do not protect the Trustees or officers from liability based on willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. Trustees and officers of the Registrant are insured against certain liabilities, including liabilities arising under the Securities Act of 1933 (the "Act").

Insofar as indemnification for liabilities arising under the Act may be permitted to Trustees, officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the 1940 Act for Trustees, officers, or controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.

Item 16.    Exhibits:

      1. Conformed copy of Amended and Restated Declaration of Trust of the Registrant (including Amendment Nos. 1-17); (26)
      1.1 Conformed copies of Amendment Nos. 18 and 19 to the Declaration of Trust of the Registrant; (28)
      1.2 Conformed copy of Amendment No. 20 to the Declaration of Trust of the Registrant; (29)
      2.    Copy of By-Laws of the Registrant; (1)
      2.1   Copies of Amendment Nos. 1-4 to the By-Laws of the Registrant; (23)
      2.2   Copies of Amendment Nos. 5 and 6 to the By-Laws of the
            Registrant; (31)
      3.    Not Applicable
      4.    Agreement and Plan of Reorganization is included as Attachment A to the Combined Proxy Statement and Prospectus of the Registration Statement*
      5. Copy of Specimen Certificate for Shares of Beneficial Interest for Federated Michigan Intermediate Municipal Trust; (19)
      6.    Conformed copy of Investment Advisory Contract including
            Exhibits A through F of the Registrant; (21)
      6.1   Conformed copy of Exhibit G to the Investment Advisory Contract of the Registrant; (27)
      6.2 Conformed copy of Amendment to Investment Advisory Contract of the Registrant; (28)
      6.3   Conformed copy of Exhibit H to the Investment Advisory Contract of the Registrant; *
      7. Conformed copy of Distributor's Contract including Exhibits A through N of the Registrant; (21)
      7.1   Conformed copy of Exhibit O to the Distributor's Contract; (23)
      7.2   Conformed copy of Distributor's Contract (Class B Shares); (23)
      7.3   Conformed copy of Exhibit P to the Distributor's Contract; (27)
      7.4 Conformed copy of Amendment to Distributor's Contract of the Registrant; (28)
      7.5 Conformed copy of Amendment to Distributor's Contract of the Registrant (Class B Shares); (28)
      7.6   Conformed copy of Exhibit R to the Distributor's Contract; *
      8.    Not applicable;
      9.    Conformed copy of Custodian Contract of the Registrant; (18)
      9.1   Conformed copy of Custodian Fee Schedule; (22)
      9.2   Conformed copy of Amendment to Custodian Contract of the Registrant;
            (29)
      10. Conformed copy of Distribution Plan of the Registrant, including Exhibits A, B and C; (32)
      10.1 Form of copy of Exhibit D to the Distribution Plan of the Registrant; (32)
      11. Form of Opinion and Consent of Counsel regarding the legality of Shares being issued; *
      12.   Form of Opinion regarding tax consequences of Reorganization; *
      13. Conformed copy of Second Amended and Restated Shareholder Services Agreement; (29)
      13.1 Conformed copy of Principal Shareholder Services Agreement (Class B Shares); (23)
      13.2  Conformed copy of Shareholder Services Agreement (Class B
            Shares); (23)
      13.3  Conformed copy of Amended and Restated Agreement for Fund
            Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (23)
      13.4 Conformed copy of Amendment to Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (28)
      13.5 The Registrant hereby incorporates the conformed copy of Amendment Nos. 2 and 3 to the Amended & Restated Agreement for Fund
            Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement form Item 23 (h)(v) of the Federated U.S. Government Securities: 2-5 Years Registration Statement on Form N-1A, filed with the Commission on March 30, 2004. (File Nos. 2-75769 and 811-3387);
      13.6 The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services from
            Item 23 (h)(vix) of the Federated Index Trust Registration
            Statement on Form N-1A, filed with the Commission on December 30, 2003. (File Nos. 33-33852 and 811-6061)
      13.7 The Registrant hereby incorporates by reference the conformed copy of the Financial Administration and Accounting Services
            Agreement from Item 23(h)(v) of the Federated Limited Duration Government Fund, Inc. Registration Statement on Form N-1A, filed with the Commission on April 26, 2004. (File Nos. 33-41004 and 811-6307).
      14.   Conformed Copy of Independent Auditors' Consent of Federated
            Michigan Intermediate Municipal Trust, Ernst & Young LLP; *
      14.1  Conformed Copy of Independent Auditors' Consent of Golden Oak(R)
            Michigan Tax Free Bond Portfolio, Deloitte & Touche LLP; *
      15.   Not applicable;
      16.   Conformed copy of Power of Attorney of the Registrant; (30)
      16.1 Conformed copy of Power of Attorney for Chief Investment Officer of the Registrant; (27)

      17.   Form of Proxy; *

------------------------------------------------------------------------------
*     All exhibits are filed electronically.
1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed August 31, 1990. (File Nos. 33-36729 and 811-6165)
18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 on Form N-1A filed on October 30, 1995. (File Nos. 33-36729 and 811-6165)
19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 21 on Form N-1A filed on October 23, 1996. (File Nos. 33-36729 and 811-6165)
21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed on October 15, 1997. (File Nos. 33-36729 and 811-6165)
22. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on October 31, 1997. (File Nos. 33-36729 and 811-6165)
23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed on August 28, 1998. (File Nos. 33-36729 and 811-6165)
26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 30 on Form N-1A filed on October 29, 1999. (File Nos. 33-36729 and 811-6165)
27. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 31 on Form N-1A filed on October 26, 2000. (File Nos. 33-36729 and 811-6165)
28. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 32 on Form N-1A filed on October 26, 2001. (File Nos. 33-36729 and 811-6165)
29. Response is incorporated by reference to Registrant's Post Effective Amendment No. 33 on Form N-1A filed on August 29, 2002. (File Nos. 33-36729 and 811-6165)
30. Response is incorporated by reference to Registrant's Post Effective Amendment No. 34 on Form N-1A filed on October 28, 2002. (File Nos. 33-36729 and 811-6165)
31. Response is incorporated by reference to Registrant's Post Effective Amendment No. 35 on Form N-1A filed on October 28, 2003. (File Nos. 33-36729 and 811-6165)
32. Response is incorporated by reference to Registrant's Post Effective Amendment No. 36 on Form N-1A filed on May 14, 2004. (File Nos. 33-36729 and 811-6165)




Item 17.    Undertakings:

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant, FEDERATED MUNICIPAL SECURITIES INCOME TRUST, has duly caused this Amendment to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 21st day of July, 2004.

            FEDERATED MUNICIPAL SECURITIES INCOME TRUST

            BY: /s/ George F. Magera
            George F. Magera, Assistant Secretary
            July 21, 2004

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                          TITLE                 DATE

By:   /s/ George F. Magera    Attorney In Fact        July 21, 2004
George F. Magera              For the Persons
ASSISTANT SECRETARY           Listed Below

        NAME                                       TITLE

John F. Donahue*                          Chairman and Trustee
Richard B. Fisher*                        Vice Chairman
J. Christopher Donahue*                   President and Trustee
                                          (Principal Executive Officer)
Richard J. Thomas *                       Treasurer
                                          (Principal Financial Officer)
Thomas G. Bigley*                         Trustee
John T. Conroy, Jr.*                      Trustee
Nicholas P. Constantakis*                 Trustee
John F. Cunningham*                       Trustee
Lawrence D. Ellis, M.D.*                  Trustee
Peter E. Madden*                          Trustee
Charles F. Mansfield, Jr.*                Trustee
John E. Murray, Jr.*                      Trustee
Marjorie P. Smuts*                        Trustee
John S. Walsh*                            Trustee

* By Power of Attorney